           As filed with the Securities and Exchange Commission on April 1, 2014

                                             1933 Act Registration No. 333-18419

                                             1940 Act Registration No. 811-05721

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 51 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 349 /X/

                  Lincoln National Variable Annuity Account H
                           (Exact Name of Registrant)

                              American Legacy III
                          American Legacy III B Class

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _____________, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

             AMERICAN LEGACY(R) III, AMERICAN LEGACY(R) III C SHARE
            AMERICAN LEGACY(R) III VIEW, AMERICAN LEGACY(R) III PLUS
                           AMERICAN LEGACY(R) DESIGN
                 AMERICAN LEGACY(R) III SHAREHOLDER'S ADVANTAGE


     Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding a new investment option and the Investment Requirements that impact your individual variable annuity contract. All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 19, 2014, the following fund will be available as a new investment option under your contract:

     -   American Funds Capital Income Builder(R) Fund (Class 4)

The expenses charged by the fund will be available May 1, 2014.

INVESTMENTS OF THE VARIABLE ACCOUNT - DESCRIPTION OF THE FUNDS. This section outlines the investment objective for the fund being added effective May 19, 2014. More detailed information may be obtained from the current prospectus for the fund. You should read the fund prospectus carefully before investing. Please be advised that there is no assurance that the fund will achieve its stated objective.

AMERICAN FUNDS INSURANCE SERIES(R), advised by Capital Research and Management Company
   - Capital Income Builder(R) Fund: Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

THE CONTRACTS - INVESTMENT REQUIREMENTS.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 19, 2014. All other provisions of Investment Requirements remain unchanged.

FOR CONTRACTS ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:

The following change applies to INVESTMENT REQUIREMENTS - OPTION 1. The American Funds Capital Income Builder(R) Fund will be considered a "Limited Subaccount" as that term is described in your prospectus.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 2. The American Funds Capital Income Builder(R) Fund will be added to Group 2.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR PROTECTED FUNDS RIDERS: The American Funds Capital Income Builder(R) Fund will not be available.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3 FOR OTHER LIVING BENEFIT RIDERS: The American Funds Capital Income Builder(R) Fund will be added to Group 2.

FOR CONTRACTS ISSUED BY LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK:

The following change applies to RIDERS PURCHASED ON OR AFTER JANUARY 20, 2009 FOR PROTECTED FUNDS RIDERS: The American Funds Capital Income Builder(R) will not be available.

The following change applies to RIDERS PURCHASED ON OR AFTER JANUARY 20, 2009 (JUNE 30, 2009 FOR PURCHASERS OF LINCOLN SMARTSECURITY(SM) ADVANTAGE AND 4LATER(R) ADVANTAGE) FOR OTHER LIVING BENEFIT RIDERS: The American Funds Capital Income Builder(R) Fund will be added to Group 2.

 THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                             AMERICAN LEGACY(R) III



   Supplement dated April 1, 2014 to the Statement of Additional Information
                               dated May 1, 2013

This following discussion replaces in its entirety the INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM paragraph that appears in your Statement of Additional Information dated May 1, 2013. All other provisions of Statement of Additional Information remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln National Variable Annuity Account H as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                              AS OF DECEMBER 31,
                                                                                                           ------------------------
                                                                                                              2013          2012
                                                                                                           -----------  -----------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $75,585; 2012 -- $71,221)                          $    79,178  $    80,254
     Variable interest entities' fixed maturity securities (amortized cost: 2013 -- $682;
        2012 -- $677)                                                                                              697          708
     Equity securities (cost: 2013 -- $182; 2012 -- $137)                                                          201          157
   Trading securities                                                                                            2,190        2,437
   Mortgage loans on real estate                                                                                 7,029        6,792
   Real estate                                                                                                      26           39
   Policy loans                                                                                                  2,651        2,740
   Derivative investments                                                                                          617        2,263
   Other investments                                                                                             1,208        1,089
                                                                                                           -----------  -----------
        Total investments                                                                                       93,797       96,479
Cash and invested cash                                                                                             630        3,278
Deferred acquisition costs and value of business acquired                                                        8,859        6,732
Premiums and fees receivable                                                                                       424          382
Accrued investment income                                                                                        1,002          986
Reinsurance recoverables                                                                                         7,075        8,284
Reinsurance related embedded derivatives                                                                           159           --
Funds withheld reinsurance assets                                                                                  781          842
Goodwill                                                                                                         2,273        2,273
Other assets                                                                                                     5,373        3,751
Separate account assets                                                                                        117,135       95,373
                                                                                                           -----------  -----------
        Total assets                                                                                       $   237,508  $   218,380
                                                                                                           ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                   $    17,627  $    18,415
Other contract holder funds                                                                                     73,530       71,615
Short-term debt                                                                                                     51           32
Long-term debt                                                                                                   2,600        1,925
Reinsurance related embedded derivatives                                                                            --          184
Funds withheld reinsurance liabilities                                                                           3,111        5,192
Deferred gain on business sold through reinsurance                                                                 297          124
Payables for collateral on investments                                                                           2,865        4,121
Variable interest entities' liabilities                                                                             27          128
Other liabilities                                                                                                5,421        4,702
Separate account liabilities                                                                                   117,135       95,373
                                                                                                           -----------  -----------
        Total liabilities                                                                                      222,664      201,811
                                                                                                           -----------  -----------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares authorized, issued and outstanding                                            10,636       10,620
Retained earnings                                                                                                2,778        2,089
Accumulated other comprehensive income (loss)                                                                    1,430        3,860
                                                                                                           -----------  -----------
        Total stockholder's equity                                                                              14,844       16,569
                                                                                                           -----------  -----------
           Total liabilities and stockholder's equity                                                      $   237,508  $   218,380
                                                                                                           ===========  ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                   2013       2012      2011
                                                                                                 ---------  ---------  --------
REVENUES
Insurance premiums                                                                               $  2,339   $  2,290   $ 2,017

Fee income                                                                                          3,882      3,540     3,228

Investment advisory fees                                                                              126         86        --

Net investment income                                                                               4,561      4,551     4,490

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                         (75)      (242)     (160)

   Portion of loss recognized in other comprehensive income                                            10        103        42

                                                                                                 ---------  ---------  --------
     Net other-than-temporary impairment losses on securities recognized in earnings                  (65)      (139)     (118)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities             122         16      (132)

                                                                                                 ---------  ---------  --------
        Total realized gain (loss)                                                                     57       (123)     (250)

                                                                                                 ---------  ---------  --------
Amortization of deferred gain on business sold through reinsurance                                     69         77       110

Other revenues                                                                                        426        396       376

                                                                                                 ---------  ---------  --------
     Total revenues                                                                                11,460     10,817     9,971

                                                                                                 ---------  ---------  --------

EXPENSES
Interest credited                                                                                   2,468      2,424     2,444

Benefits                                                                                            3,613      2,939     2,204

Commissions and other expenses                                                                      3,526      3,838     3,938

Interest and debt expense                                                                              93        110       108

Impairment of intangibles                                                                              --         --       744

                                                                                                 ---------  ---------  --------
     Total expenses                                                                                 9,700      9,311     9,438

                                                                                                 ---------  ---------  --------
     Income (loss) before taxes                                                                     1,760      1,506       533

     Federal income tax expense (benefit)                                                             431        344       270

                                                                                                 ---------  ---------  --------
        Net income (loss)                                                                           1,329      1,162       263

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                  (2,355)     1,071     1,686

          Unrealized other-than-temporary impairment on available-for-sale securities                  27         (2)       23

          Unrealized gain (loss) on derivative instruments                                            (96)       (31)      146

          Funded status of employee benefit plans                                                      (6)         2        --

                                                                                                 ---------  ---------  --------
            Total other comprehensive income (loss), net of tax                                    (2,430)     1,040     1,855

                                                                                                 ---------  ---------  --------
               Comprehensive income (loss)                                                       $ (1,101)  $  2,202   $ 2,118

                                                                                                 =========  =========  ========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                               ---------------------------------
                                                                                                 2013        2012        2011
                                                                                               ---------  ----------  ----------
COMMON STOCK
Balance as of beginning-of-year                                                                $ 10,620   $  10,605   $  10,585

Stock compensation/issued for benefit plans                                                          16          15          10

Capital contribution from Lincoln National Corporation                                               --          --          10

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                            10,636      10,620      10,605

                                                                                               ---------  ----------  ----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                   2,089       1,532       2,069

Net income (loss)                                                                                 1,329       1,162         263

Dividends declared                                                                                 (640)       (605)       (800)

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             2,778       2,089       1,532

                                                                                               ---------  ----------  ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                   3,860       2,820         965

Other comprehensive income (loss), net of tax                                                    (2,430)      1,040       1,855

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             1,430       3,860       2,820

                                                                                               ---------  ----------  ----------
                Total stockholder's equity as of end-of-year                                   $ 14,844   $  16,569   $  14,957

                                                                                               =========  ==========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                     FOR THE YEARS ENDED
                                                                                                        DECEMBER 31,
                                                                                             -----------------------------------
                                                                                               2013         2012         2011
                                                                                             ----------  -----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                            $   1,329   $    1,162   $     263

Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Deferred acquisition costs, value of business acquired, deferred sales inducements
     and deferred front-end loads deferrals and interest, net of amortization                     (539)        (283)       (151)

   Trading securities purchases, sales and maturities, net                                         131          202          86

   Change in premiums and fees receivable                                                          (42)          27         (75)

   Change in accrued investment income                                                             (16)         (37)        (45)

   Change in future contract benefits and other contract holder funds                             (232)      (1,277)      1,241

   Change in reinsurance related assets and liabilities                                             68        1,438         405

   Change in federal income tax accruals                                                           437          208         111

   Realized (gain) loss                                                                            (57)         123         250

   (Income) loss attributable to equity method investments                                         (86)        (125)        (90)

   Amortization of deferred gain on business sold through reinsurance                              (69)         (77)       (110)

   Impairment of intangibles                                                                        --           --         744

   Change in cash management agreement investment                                                  (29)        (359)         60

   Other                                                                                             1           53         (72)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) operating activities                                           896        1,055       2,617

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                     (11,002)     (11,021)    (10,359)

Sales of available-for-sale securities                                                             954        1,098       1,331

Maturities of available-for-sale securities                                                      5,952        5,757       5,055

Purchases of other investments                                                                  (2,481)      (2,112)     (4,434)

Sales or maturities of other investments                                                         2,494        2,009       2,784

Increase (decrease) in payables for collateral on investments                                   (1,256)         374       2,035

Proceeds (outflows) from reinsurance ceded, recaptured and novated                                 (22)          35         204

Other                                                                                              (95)        (130)       (114)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) investing activities                                        (5,456)      (3,990)     (3,498)

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt                                                                         311           --          --

Increase (decrease) in short-term debt                                                              23           18          --

Deposits of fixed account values, including the fixed portion of variable                       10,466       10,667      10,925

Withdrawals of fixed account values, including the fixed portion of variable                    (5,230)      (5,618)     (4,976)

Transfers to and from separate accounts, net                                                    (3,001)      (2,091)     (2,324)

Common stock issued for benefit plans and excess tax benefits                                      (17)          (2)         (4)

Dividends paid to stockholder                                                                     (640)        (605)       (800)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) financing activities                                         1,912        2,369       2,821

                                                                                             ----------  -----------  ----------
Net increase (decrease) in cash and invested cash                                               (2,648)        (566)      1,940

Cash and invested cash, as of beginning-of-year                                                  3,278        3,844       1,904

                                                                                             ----------  -----------  ----------
     Cash and invested cash, as of end-of-year                                               $     630   $    3,278   $   3,844

                                                                                             ==========  ===========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 22 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").
  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

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AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;
  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.


When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed

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maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

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ALTERNATIVE INVESTMENTS
Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS
When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate

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enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of universal life ("UL") insurance, variable UL ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss). DSI amortization, excluding

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amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit

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is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, other prepaid expenses and deferred losses on business sold through reinsurance. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed a reinsurance transaction in 2012 whereby we ceded a closed block of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC. We are recognizing the loss related to this transaction over a period of 30 years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals

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plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $62 million, $71 million and $79 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE
Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company. We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contacts with secondary guarantees to LNBAR. We are recognizing the gains related to these transactions over a period of 30 years.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES
Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.


STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSE
Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.



--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 6.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 14.

DERIVATIVES AND HEDGING TOPIC
In July 2013, the FASB issued ASU No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits the Fed Funds Effective Swap Rate to be used as a benchmark interest rate for hedge accounting purposes under the FASB ASC in addition to interest rates on direct Treasury obligations of the U.S. government and the LIBOR swap rate. We adopted the amendments in ASU 2013-10 prospectively for qualifying new or designated hedging relationships entered into, on, or after July 17, 2013. The adoption of ASU 2013-10 did not have an effect on our consolidated financial condition and results of operation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.


INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our consolidated financial statements.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES
In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects" ("ASU 2014-01") in response to stakeholders' feedback that the presence of certain conditions in order to apply the effective yield method to investments in qualified affordable housing projects may be overly restrictive and could result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investments. ASU 2014-01 allows entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The conditions in ASU 2014-01 have been modified from the current GAAP requirements allowing for the application of the effective yield method, to enable more entities to make use of the proportional amortization method. The decision to apply the proportional amortization method should be applied consistently to all investments in qualified affordable housing projects rather than on an individual investment basis. The amendments in this ASU are to be applied retrospectively for interim and annual reporting periods beginning after December 15, 2014; however, a reporting entity that uses the effective yield method to account for investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. We will adopt the requirements of ASU 2014-01 effective January 1, 2015, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our consolidated financial condition and results of operations.



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3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS


REINSURANCE CEDED TO LNBAR
We completed reinsurance transactions during the second, third and fourth quarters of 2013 whereby we ceded blocks of business to LNBAR, a wholly-owned subsidiary of LNC, that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL ("SUL") business. The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

ASSETS
Cash and invested cash.......................................    $ (22)
Deferred acquisition costs and value of business
   acquired..................................................      (65)
Reinsurance recoverables.....................................       76
                                                                 ------
   Total assets..............................................    $ (11)
                                                                 ======
LIABILITIES
Other contract holder funds..................................    $  (7)
Deferred gain on business sold through reinsurance...........       18
Other liabilities............................................      (22)
                                                                 ------
   Total liabilities.........................................    $ (11)
                                                                 ======

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.....................................   $  (32)
Deferred acquisition costs and value of business
   acquired................................................     (148)
Reinsurance recoverables...................................      547
                                                              -------
   Total assets............................................   $  367
                                                              =======
LIABILITIES
Other contract holder funds................................   $  (44)
Deferred gain on business sold through reinsurance.........     (233)
Funds withheld reinsurance liabilities.....................      676
Other liabilities..........................................      (32)
                                                              -------
   Total liabilities.......................................   $  367
                                                              =======

REINSURANCE RECAPTURED FROM LNBAR
During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

ASSETS
Cash and invested cash......................................   $  119
Other assets................................................      (34)
                                                               -------
   Total assets.............................................   $   85
                                                               =======
LIABILITIES
Reinsurance related embedded derivatives....................   $   39
Other liabilities...........................................       45
                                                               -------
   Total liabilities........................................   $   84
                                                               =======
REVENUES AND EXPENSES
Benefits....................................................   $  290
Commissions and other expenses..............................     (289)
                                                               -------
   Net income (loss)........................................   $    1
                                                               =======

During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2011:

ASSETS
Cash.......................................................   $  204
Deferred acquisition costs.................................      243
                                                              -------
   Total assets............................................   $  447
                                                              =======
LIABILITIES
Future contract benefits...................................   $  613
Other contract holder funds................................       18
Funds withheld reinsurance liabilities.....................     (300)
Deferred gain on business sold through reinsurance.........      106
Other liabilities..........................................        4
                                                              -------
   Total liabilities.......................................   $  441
                                                              =======
REVENUES AND EXPENSES
Amortization of deferred gain on business
   sold through reinsurance:
Write-off of unamortized deferred gain.....................   $   34
Benefits...................................................      (24)
Federal income tax expense.................................       (4)
                                                              -------
   Net income..............................................   $    6
                                                              =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS (CONTINUED)



REINSURANCE NOVATED FROM LINCOLN REINSURANCE COMPANY OF VERMONT II ("LRCVII") TO LNBAR
During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.......................................  $   (52)
                                                               --------
   Total assets..............................................  $   (52)
                                                               ========
LIABILITIES
Reinsurance related embedded derivatives.....................  $   (18)
Deferred gain on business sold through reinsurance...........        8
Long-term debt...............................................     (500)
Funds withheld reinsurance liabilities.......................      500
Other liabilities............................................      (16)
                                                               --------
   Total liabilities.........................................  $   (26)
                                                               ========
REVENUE AND EXPENSES
Net investment income........................................  $   (13)
Benefits.....................................................       13
                                                               --------
   Net Income................................................  $   (26)
                                                               ========



CAPITAL CONTRIBUTIONS
On December 30, 2011, LNC transferred ownership of Lincoln Investment Advisors Corporation ("LIAC") to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                                 --------------------
                                                 2011          2011
                                                 -----         -----
                                                 LIAC          OTHER
                                                 -----         -----
Cash and invested cash......................      $ 1          $ --
Other assets................................        9            --
Other liabilities...........................       (5)            5
                                                 -----         -----
   Total(1).................................      $ 5          $  5
                                                 =====         =====

-------------
(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity



--------------------------------------------------------------------------------
4. VARIABLE INTEREST ENTITIES


CONSOLIDATED VIES

CREDIT-LINKED NOTES ("CLNS")
We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2013:

                                               AMOUNT AND
                                            DATE OF ISSUANCE
                                       -----------------------------
                                           $400           $200
                                         DECEMBER         APRIL
                                           2006           2007
                                       --------------  -------------
Original attachment point
   (subordination)..................           5.50%          2.05%
Current attachment point
   (subordination)..................           4.17%          1.48%
Maturity............................     12/20/2016      3/20/2017
Current rating of tranche...........            BB+            Ba2
Current rating of underlying
   collateral pool..................         Aa1-B1       Aaa-Caa2
Number of defaults in underlying
   collateral pool..................              2              2
Number of entities..................            124             99
Number of countries.................             20             21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


The following summarizes the exposure of the CLN structures' underlying reference portfolios by industry and rating as of December 31, 2013:

                                                           AAA    AA       A     BBB     BB     B     CCC   TOTAL
                                                          -----  ------  -----  ------  -----  ----  -----  ------
INDUSTRY
Financial intermediaries..............................    0.0%    2.1%    6.7%   1.7%   0.0%   0.0%  0.0%    10.5%
Telecommunications....................................    0.0%    0.0%    4.0%   5.5%   1.5%   0.0%  0.0%    11.0%
Oil and gas...........................................    0.3%    2.1%    1.0%   4.6%   0.0%   0.0%  0.0%     8.0%
Utilities.............................................    0.0%    0.0%    2.6%   1.9%   0.0%   0.0%  0.0%     4.5%
Chemicals and plastics................................    0.0%    0.0%    2.3%   1.2%   0.3%   0.0%  0.0%     3.8%
Drugs.................................................    0.3%    2.2%    1.2%   0.0%   0.0%   0.0%  0.0%     3.7%
Retailers (except food and drug)......................    0.0%    0.0%    2.1%   0.9%   0.5%   0.0%  0.0%     3.5%
Industrial equipment..................................    0.0%    0.0%    2.6%   0.7%   0.0%   0.0%  0.0%     3.3%
Sovereign.............................................    0.0%    0.7%    1.2%   1.3%   0.0%   0.0%  0.0%     3.2%
Conglomerates.........................................    0.0%    2.3%    0.9%   0.0%   0.0%   0.0%  0.0%     3.2%
Forest products.......................................    0.0%    0.0%    0.0%   1.6%   1.4%   0.0%  0.0%     3.0%
Other.................................................    0.0%    4.1%   15.5%  17.1%   4.6%   0.7%  0.3%    42.3%
                                                          -----  ------  -----  ------  -----  ----  -----  ------
   Total..............................................    0.6%   13.5%   40.1%  36.5%   8.3%   0.7%  0.3%   100.0%
                                                          =====  ======  =====  ======  =====  ====  =====  ======


STATUTORY TRUST NOTE
In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement. Subsequently, the U.S. government bonds were redeemed on January 6, 2014. The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                          AS OF DECEMBER 31, 2013                     AS OF DECEMBER 31, 2012
                                                  --------------------------------------     ---------------------------------------
                                                     NUMBER                                     NUMBER
                                                       OF          NOTIONAL     CARRYING          OF          NOTIONAL      CARRYING
                                                   INSTRUMENTS      AMOUNTS       VALUE       INSTRUMENTS      AMOUNTS        VALUE
                                                  ------------     --------     --------     ------------     --------     ---------
ASSETS
Fixed maturity securities:
   Asset-backed credit card loans..............        N/A          $  --         $ 595           N/A          $   --        $ 598
   U.S. government bonds.......................        N/A             --           102           N/A              --          110
Excess mortality swap..........................         --             --            --             1             100           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total assets(1)..........................         --          $  --         $ 697             1          $  100        $ 708
                                                  ------------     --------     --------     ------------     --------     ---------
LIABILITIES
Non-qualifying hedges:
   Credit default swaps........................          2          $ 600         $  27             2          $  600        $ 128
   Contingent forwards.........................          2             --            --             2              --           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total liabilities(2).....................          4          $ 600         $  27             4          $  600        $ 128
                                                  ============     ========     ========     ============     ========     =========

-------------
(1) Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2013.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                              --------------------
                                              2013          2012
                                              -----         ------
NON-QUALIFYING HEDGES
Credit default swaps......................    $ 101         $ 166
Contingent forwards.......................       --            (3)
                                              -----         ------
   Total non-qualifying hedges(1).........    $ 101         $ 163
                                              =====         ======

-------------
(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS, CLOs and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs. We receive returns from the LPs in the form of income tax credits that are guaranteed by creditworthy third parties, and our exposure to loss is limited to the capital we invest in the LPs. We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs. Our maximum exposure to loss was $77 million and $92 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
5. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                AS OF DECEMBER 31, 2013
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  65,423   $ 4,247    $ 1,141   $  88    $ 68,441
U.S. government bonds........................................................           314        25         14      --         325
Foreign government bonds.....................................................           498        45          1      --         542
RMBS.........................................................................         3,939       244          9      30       4,144
CMBS.........................................................................           686        33          4      17         698
CLOs.........................................................................           232        --          1       6         225
State and municipal bonds....................................................         3,549       302         27      --       3,824
Hybrid and redeemable preferred securities...................................           944        86         51      --         979
VIEs' fixed maturity securities..............................................           682        15         --      --         697
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        76,267     4,997      1,248     141      79,875
Equity securities............................................................           182        19         --      --         201
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  76,449   $ 5,016    $ 1,248   $ 141    $ 80,076
                                                                                 ==========   =======    =======   =====    ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                                AS OF DECEMBER 31, 2012
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  59,127   $ 7,977    $   216   $ 104    $ 66,784
U.S. government bonds........................................................           339        54         --      --         393
Foreign government bonds.....................................................           549        91         --      --         640
RMBS.........................................................................         5,494       449          3      57       5,883
CMBS.........................................................................           925        63         14      19         955
CLOs.........................................................................           189         2          3       8         180
State and municipal bonds....................................................         3,455       795          7      --       4,243
Hybrid and redeemable preferred securities...................................         1,143       103         70      --       1,176
VIEs' fixed maturity securities..............................................           677        31         --      --         708
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        71,898     9,565        313     188      80,962
Equity securities............................................................           137        22          2      --         157
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  72,035   $ 9,587    $   315   $ 188    $ 81,119
                                                                                 ==========   =======    =======   =====    ========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------    ---------
Due in one year or less.........................................................     $  2,481      $  2,550
Due after one year through five years...........................................       14,097        15,229
Due after five years through ten years..........................................       24,400        25,312
Due after ten years.............................................................       30,432        31,717
                                                                                     ---------    ---------
   Subtotal.....................................................................       71,410        74,808
                                                                                     ---------    ---------
MBS.............................................................................        4,625         4,842
CLOs............................................................................          232           225
                                                                                     ---------    ---------
      Total fixed maturity AFS securities.......................................     $ 76,267      $ 79,875
                                                                                     =========    =========

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $  16,620     $ 1,004     $  1,233      $ 225       $ 17,853      $ 1,229
U.S. government bonds.................................          151          14           --         --            151           14
Foreign government bonds..............................           69           1           --         --             69            1
RMBS..................................................          455          15          259         24            714           39
CMBS..................................................          109           7           43         14            152           21
CLOs..................................................          136           3           50          4            186            7
State and municipal bonds.............................          359          20           24          7            383           27
Hybrid and redeemable preferred securities............           58           6          195         45            253           51
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity AFS securities.............    $  17,957     $ 1,070     $  1,804      $ 319       $ 19,761      $ 1,389
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                        1,449
                                                                                                                          ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                    AS OF DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $   2,814     $   142     $    918      $ 178       $  3,732      $   320
RMBS..................................................          253          36          196         24            449           60
CMBS..................................................           63          16          104         17            167           33
CLOs..................................................           10           8           53          3             63           11
State and municipal bonds.............................           64           1           24          6             88            7
Hybrid and redeemable preferred securities............           71           3          281         67            352           70
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity securities.................        3,275         206        1,576        295          4,851          501
Equity securities.....................................            7           2           --         --              7            2
                                                        -----------   -----------   --------   -----------    --------    ----------
         Total AFS securities.........................    $   3,282     $   208     $  1,576      $ 295       $  4,858      $   503
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                          617
                                                                                                                          ==========

For information regarding our investments in VIEs, see Note 4.

We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1. Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,198       $ 1,087         $ 111
AFS securities backed by pools of commercial mortgages.............................           193           169            24
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,391       $ 1,256         $ 135
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $    871       $   774         $  97
AFS securities backed by pools of commercial mortgages.............................            29            23             6
                                                                                        ----------      -------      ----------
   Total...........................................................................      $    900       $   797         $ 103
                                                                                        ==========      =======      ==========

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,128       $   935         $ 193
AFS securities backed by pools of commercial mortgages.............................           225           183            42
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,353       $ 1,118         $ 235
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $  1,119       $   926         $ 193
AFS securities backed by pools of commercial mortgages.............................            52            36            16
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,171       $   962         $ 209
                                                                                        ==========      =======      ==========

For the years ended December 31, 2013 and 2012, we recorded OTTI for AFS securities backed by pools of residential and commercial mortgages of $21 million and $103 million, pre-tax, respectively, and before associated amortization expense for DAC, VOBA, DSI and DFEL, of which $ (46) million and $
(45) million, respectively, was recognized in OCI and $67 million and $148 million, respectively, was recognized in net income (loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $   1     $   --      $  --            4
Six months or greater, but less than nine months..................................         7          3         --            1
Nine months or greater, but less than twelve months...............................        56         18         --            4
Twelve months or greater..........................................................       340         89         81           92
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 404     $  110      $  81          101
                                                                                       =====     ======      =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $  34     $    9      $   1           14
Nine months or greater, but less than twelve months...............................        15         10         --            3
Twelve months or greater..........................................................       385        175        125          131
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 434     $  194      $ 126          148
                                                                                       =====     ======      =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $886 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012      2011
                                           -------  --------  ------
Balance as of beginning-of-year..........  $  402   $   380   $ 309
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized............      37        98      54
      Credit losses on securities for
        which an OTTI was
        previously recognized............      40        59      68
   Decreases attributable to:
      Securities sold....................    (101)     (135)    (51)
                                           -------  --------  ------
        Balance as of end-of-year........  $  378   $   402   $ 380
                                           =======  ========  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.



Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

                                                                                               AS OF DECEMBER 31, 2013
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 252      $ 18       $  48      $ 222     $ 126
RMBS.......................................................................         513        17          17        513       175
CMBS.......................................................................          34         3          12         25        77
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 799      $ 38       $  77      $ 760     $ 378
                                                                                ==========   ======  ==========    ======   ========

                                                                                               AS OF DECEMBER 31, 2012
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 285      $  4       $  95      $ 194     $  99
RMBS.......................................................................         588        20          38        570       219
CMBS.......................................................................          39         1          16         24        84
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 912      $ 25       $ 149      $ 788     $ 402
                                                                                ==========   ======  ==========    ======   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                --------    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................   $  1,683    $  1,817
U.S. government bonds........................        272         310
Foreign government bonds.....................         24          32
RMBS.........................................        152         188
CMBS.........................................          7          17
CLOs.........................................          2           4
State and municipal bonds....................         20          25
Hybrid and redeemable preferred
   securities................................         30          42
                                                --------    --------
      Total fixed maturity securities........      2,190       2,435
Equity Securities............................         --           2
                                                --------    --------
        Total trading securities.............   $  2,190    $  2,437
                                                ========    ========

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2013, 2012 and 2011, was $(166) million, $53 million and $115 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 32% and 31% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                ---------------------
                                                  2013        2012
                                                ---------   ---------
Current......................................   $  7,026    $  6,791
Valuation allowance associated with
   impaired mortgage loans on
   real estate...............................         (3)         (6)
Unamortized premium (discount)...............          6           7
                                                ---------   ---------
   Total carrying value......................   $  7,029    $  6,792
                                                =========   =========



The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Number of impaired mortgage loans
   on real estate...........................       3              4
                                                =====          =====
Principal balance of impaired mortgage
   loans on real estate.....................    $ 27           $ 38
Valuation allowance associated with
   impaired mortgage loans on
   real estate..............................      (3)            (6)
                                                -----          -----
   Carrying value of impaired
      mortgage loans on real estate.........    $ 24           $ 32
                                                =====          =====

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Balance as of beginning-of-year..............    $ 6            $ 3
   Additions.................................      3              4
   Charge-offs, net of recoveries............     (6)            (1)
                                                -----          -----
      Balance as of end-of-year..............    $ 3            $ 6
                                                =====          =====

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -----------------------
                                           2013      2012     2011
                                           -----    -----     ----
Average carrying value for
   impaired mortgage loans on
   real estate..........................   $ 30      $ 17     $ 15
Interest income recognized on
   impaired mortgage loans on
   real estate..........................      2         1        1
Interest income collected on
   impaired mortgage loans on
   real estate..........................      2         1        1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------      --------
Less than 65%.....................................    $ 5,892        83.9%          1.79        $  5,526        81.3%         1.68
65% to 74%........................................        736        10.4%          1.42             869        12.8%         1.39
75% to 100%.......................................        363         5.2%          0.83             350         5.2%         0.82
Greater than 100%.................................         35         0.5%          0.78              46         0.7%         0.79
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............    $ 7,026       100.0%                      $  6,791       100.0%
                                                     =========     =========                   ==========     ========



ALTERNATIVE INVESTMENTS

As of December 31, 2013 and 2012, alternative investments included investments in 121 and 98 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                   --------------------------------
                                     2013        2012        2011
                                   ---------   ---------   --------
Fixed maturity AFS
   securities...................    $ 3,876    $  3,813    $ 3,724
Equity AFS securities...........          6           6          5
Trading securities..............        130         138        145
Mortgage loans on
   real estate..................        377         381        392
Real estate.....................          5          11         18
Standby real estate equity
   commitments..................         --          --          1
Policy loans....................        153         163        161
Invested cash...................          3           4          3
Commercial mortgage loan
   prepayment and bond
   make-whole premiums..........        107          39         75
Alternative investments.........         86         125         90
Consent fees....................          4           3          3
Other investments...............          4          (5)        --
                                   ---------   ---------   --------
   Investment income............      4,751       4,678      4,617
Investment expense..............       (190)       (127)      (127)
                                   ---------   ---------   --------
      Net investment income.....    $ 4,561    $  4,551    $ 4,490
                                   =========   =========   ========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
Fixed maturity AFS securities:
   Gross gains....................    $  20      $   14     $   84
   Gross losses...................      (89)       (187)      (218)
Equity AFS securities:
   Gross gains....................        8           1         10
   Gross losses...................       (2)         (9)        --
Gain (loss) on other
   investments....................        6          15         27
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds..........      (27)          2         (9)
                                      ------     -------    -------
      Total realized gain (loss)
        related to certain
        investments...............    $ (84)     $ (164)    $ (106)
                                      ======     =======    =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
   Corporate bonds................    $ (34)     $  (62)    $  (13)
   RMBS...........................      (28)        (50)       (76)
   CMBS...........................      (14)        (47)       (56)
   CLOs...........................       (1)         (2)        (1)
   Hybrid and redeemable
      preferred securities........       --          --         (2)
                                      ------     -------    -------
      Total fixed maturity
        securities................      (77)       (161)      (148)
Equity securities.................       (1)         (8)        --
                                      ------     -------    -------
        Gross OTTI recognized
           in net income (loss)...      (78)       (169)      (148)
        Associated amortization
           of DAC, VOBA, DSI,
           and DFEL...............       13          30         30
                                      ------     -------    -------
           Net OTTI recognized
              in net income
              (loss), pre-tax.....    $ (65)     $ (139)    $ (118)
                                      ======     =======    =======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  11      $  118     $   54
Change in DAC, VOBA,
   DSI and DFEL...................       (1)        (15)       (12)
                                      ------     -------    -------
   Net portion of OTTI
      recognized in OCI, pre-tax..    $  10      $  103     $   42
                                      ======     =======    =======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.



Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk. As of December 31, 2013 and 2012, 96% of the fair value of our corporate bond portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $2.9 billion, and a fair value of $2.9 billion. As of December 31, 2013 and 2012, 94% and 93%, respectively, of the fair value of our CLO portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our CLO portfolio rated below investment grade had an amortized cost of $16 million and $21 million, respectively, and fair value of $13 million. Based upon the analysis discussed above, we believed as of December 31, 2013 and 2012, that we would recover the amortized cost of each investment grade corporate bond and CLO security.

DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                  CARRYING         FAIR      CARRYING         FAIR
                                                                                    VALUE          VALUE       VALUE          VALUE
                                                                                  ---------       -------   ---------       --------
Collateral payable held for derivative investments(1)...........................   $   264        $   264    $ 2,507        $  2,507
Securities pledged under securities lending agreements(2).......................       184            178        197             189
Securities pledged under repurchase agreements(3)...............................       530            553        280             294
Securities pledged for Term Asset-Backed Securities Loan Facility ("TALF")(4)...        36             49         37              52
Investments pledged for Federal Home Loan Bank of Indianapolis
   ("FHLBI")(5).................................................................     1,851          3,127      1,100           1,936
                                                                                  ---------       -------   ---------       --------
   Total payables for collateral on investments.................................   $ 2,865        $ 4,171    $ 4,121        $  4,978
                                                                                  =========       =======   =========       ========

-------------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for additional information.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.


For information related to balance sheet offsetting of our securities lending and repurchase agreements, see Note 6.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    -------------------------------
                                      2013        2012       2011
                                    ---------   --------   --------
Collateral payable held for
   derivative investments........   $ (2,243)   $  (487)   $ 2,141
Securities pledged under
   securities lending
   agreements....................        (13)        (3)         1
Securities pledged under
   repurchase agreements.........        250         --         --
Securities pledged for TALF......         (1)      (136)      (107)
Investments pledged for
   FHLBI.........................        751      1,000         --
                                    ---------   --------   --------
   Total increase (decrease) in
      payables for collateral on
      investments................   $ (1,256)   $   374    $ 2,035
                                    =========   ========   ========



INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $868 million, which included $411 million of LPs, $372 million of private placement securities and $85 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.5 billion and $3.6 billion, or 3% and 4%, respectively, of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.7 billion and $2.2 billion, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 and 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.5 billion and $8.4 billion, respectively, or 9% of our invested assets portfolio, and our investment securities in the banking industry with a fair value of $4.8 billion and $5.3 billion, respectively, or 5% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
6. DERIVATIVE INSTRUMENTS


We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS
We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS
We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS
We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS
We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate. For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES
We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS
We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

REVERSE TREASURY LOCKS
We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES
We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES
We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

PUT OPTIONS
We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS
We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

VARIANCE SWAPS
We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS -- BUYING PROTECTION
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.



CREDIT DEFAULT SWAPS -- SELLING PROTECTION
We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES
We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.



We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2013                AS OF DECEMBER 31, 2012
                                                      -------------------------------------  -------------------------------------
                                                      NOTIONAL            FAIR VALUE         NOTIONAL            FAIR VALUE
                                                                    -----------------------                 ----------------------
                                                       AMOUNTS        ASSET       LIABILITY   AMOUNTS        ASSET       LIABILITY
                                                      --------      --------      ---------  ---------      -------      ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1).......................  $  2,876      $    160      $   149    $  2,001       $   353      $    224
   Foreign currency contracts(1)....................       615            32           46         420            39            26
                                                      --------      --------      ---------  ---------      -------      ---------
      Total cash flow hedges........................     3,491           192          195       2,421           392           250
                                                      --------      --------      ---------  ---------      -------      ---------
NON-QUALIFYING HEDGES
Interest rate contracts(1)..........................    44,620           214          744      35,539         1,030           474
Foreign currency contracts(1).......................       102            --           --          48            --            --
Equity market contracts(1)..........................    19,804           956          192      19,744         1,734           170
Equity collar(1)....................................        --            --           --           9             1            --
Credit contracts(2).................................       126            --            2         149            --            11
Embedded derivatives:
      GLB reserves(3)...............................        --         1,244           --          --            --            --
      GLB reserves(2)...............................        --            --        1,244          --            --           909
   Reinsurance related(4)...........................        --           159           --          --            --           184
   Indexed annuity and universal life contracts(5)..        --            --        1,048          --            --           732
                                                      --------      --------      ---------  ---------      -------      ---------
           Total derivative instruments.............  $ 68,143      $  2,765      $ 3,425    $ 57,910       $ 3,157      $  2,730
                                                      ========      ========      =========  =========      =======      =========

-------------
(1) Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other liabilities on our Consolidated Balance Sheets.
(3)  Reported in other assets on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

                                                                          REMAINING LIFE AS OF DECEMBER 31, 2013
                                                     -------------------------------------------------------------------------------
                                                      LESS THAN        1 - 5        6 - 10        11 - 30      OVER 30
                                                       1 YEAR          YEARS         YEARS         YEARS        YEARS         TOTAL
                                                     ----------     ---------      --------      --------     --------      --------
Interest rate contracts(1).....................      $   4,343      $  23,124      $ 10,697      $  9,332       $ --        $ 47,496
Foreign currency contracts(2)..................            175            110           305           127         --             717
Equity market contracts........................         10,864          3,573         5,344            21          2          19,804
Credit contracts...............................             --            126            --            --         --             126
                                                     ----------     ---------      --------      --------     --------      --------
           Total derivative instruments with
             notional amounts..................      $  15,382      $  26,933      $ 16,346      $  9,480       $  2        $ 68,143
                                                     ==========     =========      ========      ========     ========      ========

-------------
(1) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------
                                           2013      2012     2011
                                          -------   -------   ------
UNREALIZED GAIN (LOSS)
   ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year.........  $  101    $  132    $ (14)
Other comprehensive income (loss):
   Unrealized holding gains (losses)
      arising during the year:
      Cash flow hedges:
        Interest rate contracts.........    (126)      (41)     201
        Foreign currency contracts......     (24)      (22)       3
   Change in foreign currency
      exchange rate adjustment..........     (19)      (12)       7
   Change in DAC, VOBA, DSI and
      DFEL..............................       5        14        1
   Income tax benefit (expense).........      57        20      (74)
   Less:
      Reclassification adjustment for
        gains (losses) included in net
        income (loss):
        Cash flow hedges:
           Interest rate contracts(1)...     (21)      (21)     (15)
           Foreign currency
              contracts(1)..............       3         3        2
   Associated amortization of DAC,
      VOBA, DSI and DFEL................       1         3        1
   Income tax benefit (expense).........       6         5        4
                                          -------   -------   ------
              Balance as of
                end-of-year.............  $    5    $  101    $ 132
                                          =======   =======   ======

-------------
(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).



The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                       -------------------------------
                                         2013       2012       2011
                                       ---------  ---------  ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1)........  $    (21)  $    (22)  $    (15)
   Foreign currency contracts(1).....         3          3          2
                                       ---------  ---------  ---------
      Total cash flow hedges.........       (18)       (19)       (13)
                                       ---------  ---------  ---------
NON-QUALIFYING HEDGES
Interest rate contracts(2)...........      (998)        26      1,100
Foreign currency contracts(2)........        (4)        (8)       (12)
Equity market contracts(2)...........    (1,306)    (1,014)       315
Equity market contracts(3)...........        37       (362)        26
Credit contracts(2)..................         9          2         (7)
Embedded derivatives:
   Reinsurance related(2)............       352        (50)       (47)
   GLB reserves(2)...................    (2,153)        --         --
   GLB reserves(2)...................     2,153      1,308     (1,809)
   Indexed annuity and universal
      life contracts(2)..............      (356)      (136)         5
                                       ---------  ---------  ---------
              Total derivative
                instruments..........  $ (2,284)  $   (253)  $   (442)
                                       =========  =========  =========

-------------
(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                           2013      2012     2011
                                           ------   ------    -----
Gain (loss) recognized as a
   component of OCI with the offset
   to net investment income.............   $ (18)   $ (18)    $(13)

As of December 31, 2013, $23 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2013 and 2012, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

                                                            AS OF DECEMBER 31, 2013
-------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT RATING                                               MAXIMUM
                      REASON FOR        NATURE OF       OF UNDERLYING         NUMBER OF                            POTENTIAL
   MATURITY            ENTERING         RECOURSE        OBLIGATION(1)        INSTRUMENTS       FAIR VALUE(2)        PAYOUT
---------------       ----------       ----------       -------------       ------------       -------------      ----------
12/20/2016(3)             (4)              (5)              BBB-                  3               $  (1)            $  68
03/20/2017(3)             (4)              (5)              BBB-                  3                  (1)               58
                                                                            ------------       -------------      ----------
                                                                                  6               $  (2)            $ 126
                                                                            ============       =============      ==========

                                                           AS OF DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------------------------

                                                          CREDIT RATING                                                MAXIMUM
                      REASON FOR         NATURE OF        OF UNDERLYING         NUMBER OF                             POTENTIAL
   MATURITY            ENTERING          RECOURSE         OBLIGATION(1)        INSTRUMENTS        FAIR VALUE(2)        PAYOUT
--------------        ----------         ---------        -------------        -----------        -------------       ---------
12/20/2016(3)             (4)               (5)               BBB-                  3                $  (4)             $  68
03/20/2017(3)             (4)               (5)               BBB-                  4                   (7)                81
                                                                               -----------        -------------       ---------
                                                                                    7                $ (11)             $ 149
                                                                               ===========        =============       =========

-------------
(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of our credit default swaps.
(3) These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.


Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions), were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
Maximum potential payout.......................   $ 126       $  149
Less:
   Counterparty thresholds.....................      --           --
                                                  -----       ------
      Maximum collateral potentially
        required to post.......................   $ 126       $  149
                                                  =====       ======

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post $2 million as of December 31, 2013, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2013, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2013, our exposure was $50 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                   AS OF DECEMBER 31, 2013     AS OF DECEMBER 31, 2012
                  ------------------------    ------------------------
                  COLLATERAL    COLLATERAL    COLLATERAL    COLLATERAL
                   POSTED BY     POSTED BY     POSTED BY     POSTED BY
       S&P         COUNTER-         LNL        COUNTER-         LNL
     CREDIT          PARTY       (HELD BY        PARTY       (HELD BY
    RATING OF      (HELD BY      COUNTER-      (HELD BY      COUNTER-
  COUNTERPARTY       LNL)         PARTY)         LNL)         PARTY)
 -------------    ----------    ----------    ----------    ----------
       AA            $  --        $   --        $    41        $  --
       AA-              34           (10)            58           --
       A+               19            --            551           --
        A              228          (183)           762          (68)
       A-              207          (123)         1,113           --
      BBB+              79            --             --           --
       BBB              --            --              4           --
                  ----------    ----------    ----------    ----------
                     $ 567        $ (316)       $ 2,529        $(68)
                  ==========    ==========    ==========    ==========


BALANCE SHEET OFFSETTING

Information related to our derivative instruments, securities lending transactions and repurchase agreements and the effects of offsetting on our Consolidated Balance Sheets (in millions) were as follows:

                                                                                             AS OF DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  1,170        $ 1,403        $     --      $  2,573
Gross amounts offset......................................................        (553)            --              --          (553)
Net amount of assets......................................................         617          1,403              --         2,020
Gross amounts not offset:
   Cash collateral received...............................................        (251)            --              --          (251)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    366        $ 1,403        $     --      $  1,769
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $    580        $ 2,292        $  2,601      $  5,473
Gross amounts offset......................................................        (192)            --              --          (192)
Net amount of liabilities.................................................         388          2,292           2,601         5,281
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (2,601)       (2,601)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    388        $ 2,292        $     --      $  2,680
                                                                             ===========    ===========    ============    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)



                                                                                             AS OF DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  3,156        $    --        $     --      $  3,156
Gross amounts offset......................................................        (893)            --              --          (893)
Net amount of assets......................................................       2,263             --              --         2,263
Gross amounts not offset:
   Cash collateral received...............................................      (2,461)            --              --        (2,461)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $   (198)       $    --        $     --      $   (198)
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $     11        $ 1,825        $  1,614      $  3,450
Gross amounts offset......................................................          --             --              --            --
Net amount of liabilities.................................................          11          1,825           1,614         3,450
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (1,614)       (1,614)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $     11        $ 1,825        $     --      $  1,836
                                                                             ===========    ===========    ============    =========


--------------------------------------------------------------------------------
7. FEDERAL INCOME TAXES


The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012       2011
                                       -----      -------    ------
Current............................    $ 211      $ (320)    $ (84)
Deferred...........................      220         664       354
                                       -----      -------    ------
   Federal income tax expense
      (benefit)....................    $ 431      $  344     $ 270
                                       =====      =======    ======

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------------
                                         2013        2012        2011
                                        ---------   ---------   ---------
Tax rate times pre-tax income........   $   616     $   527     $   186
Effect of:
   Separate account dividend
      received deduction.............      (145)       (128)       (135)
   Tax credits.......................       (35)        (34)        (46)
   Goodwill..........................        --          (2)        260
   Change in uncertain tax
      positions......................         7         (88)          7
   Other items.......................       (12)         69          (2)
                                        ---------   ---------   ---------
      Federal income tax
         expense (benefit)...........   $   431     $   344     $   270
                                        =========   =========   =========
Effective tax rate...................        24%         23%         51%
                                        =========   =========   =========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.



The federal income tax asset (liability) (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
Current.....................................   $     (8)   $     173
Deferred....................................     (2,278)      (3,391)
                                               ---------   ----------
      Total federal income tax asset
        (liability).........................   $ (2,286)   $  (3,218)
                                               =========   ==========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013         2012
                                               --------    ---------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds....................   $    963    $     900
Deferred gain on business sold
   through reinsurance......................         21           27
Reinsurance related embedded
   derivative asset.........................         17          141
Investments.................................        274          448
Compensation and benefit plans..............        177          141
Net operating loss..........................          4            4
Net capital loss............................         --           32
Tax credits.................................        184          205
VIE.........................................          4           36
Other.......................................         32           44
                                               --------    ---------
   Total deferred tax assets................      1,676        1,978
                                               ========    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


7. FEDERAL INCOME TAXES (CONTINUED)


                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
DEFERRED TAX LIABILITIES
DAC.........................................   $  1,954    $   1,393
VOBA........................................        409          239
Net unrealized gain on AFS securities.......      1,273        3,283
Net unrealized gain on trading securities...         86          150
Intangibles.................................        151          172
Other.......................................         81          132
                                               ---------   ----------
   Total deferred tax liabilities...........      3,954        5,369
                                               ---------   ----------
      Net deferred tax asset (liability)....   $ (2,278)   $  (3,391)
                                               =========   ==========

As of December 31, 2013, we had $11 million of net operating loss carryforwards that begin to expire in 2031. In addition, we had $102 million of alternative minimum tax credits that are not subject to expiration and $82 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $64 million and $59 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                        FOR THE
                                                      YEARS ENDED
                                                     DECEMBER 31,
                                                  ------------------
                                                  2013        2012
                                                  -----      -------
Balance as of beginning-of-year.................  $ 67       $  275
   Decreases for prior year tax positions.......    --         (145)
   Increases for current year tax positions.....     8            3
   Decreases for settlements with taxing
      authorities...............................    --           (2)
   Decreases for lapse of statute of
      limitations...............................    --          (64)
                                                  -----      -------
        Balance as of end-of-year...............  $ 75       $   67
                                                  =====      =======



We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(78) million and $8 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $13 million and $11 million as of December 31, 2013 and 2012, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. We believe a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. We do not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


-----------------------------------------------------------------------------
8. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 6,030   $ 5,887   $ 6,029
   Business acquired (sold)
      through reinsurance............      (67)     (126)      184
   Deferrals.........................    1,559     1,294     1,368
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (795)     (760)     (666)
      Unlocking......................       42       (71)     (130)
   Adjustment related to realized
      (gains) losses.................      (49)      (49)      (39)
   Adjustment related to
      unrealized (gains) losses......      970      (145)     (859)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 7,690   $ 6,030   $ 5,887
                                       ========  ========  ========

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $   702   $ 1,055   $ 1,378
   Business acquired (sold)
      through reinsurance............        3       (20)       12
   Deferrals.........................       13        12        20
   Amortization:
      Amortization, excluding
        unlocking....................     (179)     (225)     (279)
      Unlocking......................      (52)      (23)      174
   Accretion of interest(1)..........       68        73        78
   Adjustment related to realized
      (gains) losses.................       (1)        9        (6)
   Adjustment related to
      unrealized (gains) losses......      615      (179)     (322)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,169   $   702   $ 1,055
                                       ========  ========  ========

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $85
2015.........................................   78
2016.........................................   72
2017.........................................   68
2018.........................................   68



Changes in DSI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                       2013        2012       2011
                                       ------     ------     ------
Balance as of beginning-of-year......  $ 296      $ 309      $ 324
   Deferrals.........................     10         39         39
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...    (41)       (43)       (36)
      Unlocking......................      8         14         (2)
   Adjustment related to realized
      (gains) losses.................     (3)        (5)        (3)
   Adjustment related to
      unrealized (gains) losses......     40        (18)       (13)
                                       ------     ------     ------
        Balance as of end-of-year....  $ 310      $ 296      $ 309
                                       ======     ======     ======

Changes in DFEL (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 1,342   $ 1,360   $ 1,472
   Business acquired (sold)
      through reinsurance............       (7)      (44)       18
   Deferrals.........................      319       348       544
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (210)     (206)     (160)
      Unlocking......................      (14)      (69)       31
   Adjustment related to realized
      (gains) losses.................       (8)       (5)       (8)
   Adjustment related to
      unrealized (gains) losses......      477       (42)     (537)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,899   $ 1,342   $ 1,360
                                       ========  ========  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
9. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013       2012       2011
                                      ---------  ---------  ---------
Direct insurance premiums
   and fee income...................  $  7,707   $  7,099   $  6,735
Reinsurance assumed.................        19         18         21
Reinsurance ceded...................    (1,505)    (1,287)    (1,511)
                                      ---------  ---------  ---------
   Total insurance premiums
      and fee income................  $  6,221   $  5,830   $  5,245
                                      =========  =========  =========
Direct insurance benefits...........  $  5,346   $  4,717   $  4,828
Reinsurance recoveries netted
   against benefits.................    (1,733)    (1,778)    (2,624)
                                      ---------  ---------  ---------
   Total benefits...................  $  3,613   $  2,939   $  2,204
                                      =========  =========  =========

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

We reinsure 27% to 33% of the mortality risk on newly issued non-term life insurance contracts and 20% to 25% of total mortality risk including term insurance contracts under our reinsurance program. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $742 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $5.8 billion and $8.3 billion as of December 31, 2013 and 2012, respectively. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions. As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure. As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.2 billion and $3.4 billion as of December 31, 2013 and 2012, respectively. Swiss Re has funded a trust, with a balance of $2.2 billion as of December 31, 2013, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2013, included $1.5 billion and $92 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale. During 2013, 2012 and 2011, we amortized $48 million, $48 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.


--------------------------------------------------------------------------------
10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    ------------     -----------     ----------
Annuities.............................................................     $ 1,040         $   (600)          $--           $   440
Retirement Plan Services..............................................          20               --            --                20
Life Insurance........................................................       2,186             (647)           --             1,539
Group Protection......................................................         274               --            --               274
Other Operations -- Media.............................................         176             (176)           --                --
                                                                         ------------    ------------     -----------     ----------
      Total goodwill..................................................     $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ============     ===========     ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    -----------      -----------     ----------
Annuities............................................................      $ 1,040         $   (600)          $--           $   440
Retirement Plan Services.............................................           20               --            --                20
Life Insurance.......................................................        2,186             (647)           --             1,539
Group Protection.....................................................          274               --            --               274
Other Operations -- Media............................................          176             (176)           --                --
                                                                         ------------    -----------      -----------     ----------
      Total goodwill.................................................      $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ===========      ===========     ==========



We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Group Protection reporting units. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................     $ 100        $ 31         $ 100         $ 27

Retirement Plan Services:
   Mutual fund contract rights(1)..............................................         5          --             5           --

Other Operations:
   FCC licenses(1).............................................................       131          --           129           --
   Other.......................................................................         4           3             4            3
                                                                                  --------   -------------  ---------  -------------
      Total....................................................................     $ 240        $ 34         $ 238         $ 30
                                                                                  ========   =============  =========  =============

-------------
(1)  No amortization recorded as the intangible asset has indefinite life.



Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2013, was as follows:

2014.................................................   $ 4
2015.................................................     4
2016.................................................     4
2017.................................................     4
2018.................................................     4
Thereafter...........................................    50


--------------------------------------------------------------------------------
11. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................   $  79,391   $  63,478
Net amount at risk(1).......................         141         392
Average attained age of contract
   holders..................................    61 YEARS    60 years
MINIMUM RETURN
Total account value.........................   $     151   $     149
Net amount at risk(1).......................          27          37
Average attained age of contract
   holders..................................    73 YEARS    73 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................   $  25,958   $  23,019
Net amount at risk(1).......................         570       1,133
Average attained age of contract
   holders..................................    68 YEARS    67 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ----------------------
                                              2013    2012     2011
                                              ------  ------  ------
Balance as of beginning-of-year.............  $ 104   $  84   $  44
   Changes in reserves......................    (10)     64      93
   Benefits paid............................    (21)    (44)    (53)
                                              ------  ------  ------
      Balance as of end-of-year.............  $  73   $ 104   $  84
                                              ======  ======  ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. GUARANTEED BENEFIT FEATURES (CONTINUED)



VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                             -------------------------
                                                2013          2012
                                             ------------  -----------
ASSET TYPE
Domestic equity............................  $  45,590     $  37,899
International equity.......................     17,707        14,850
Bonds......................................     23,648        21,174
Money market...............................     10,518         7,747
                                             ------------  -----------
   Total...................................  $  97,463     $  81,670
                                             ============  ===========
Percent of total variable annuity
   separate account values.................         99%           98%



SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 30% of total life insurance in-force reserves as of December 31, 2013, and 35% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT


Details underlying short-term and long-term debt (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                -------     --------
Short-Term Debt
   Short-term notes payable to LNC..........    $    51     $     28
   Current maturities of long-term debt.....         --            4
                                                -------     --------
      Total short-term debt.................    $    51     $     32
                                                =======     ========
Long-Term Debt, Excluding
   Current Portion
   1.40% note, due 2016.....................    $     4     $     --
   LIBOR + 3 bps loan, due 2017.............        250          250
   Surplus notes due LNC:
      LIBOR + 142 bps surplus note,
        due 2023............................        240           --
      9.76% surplus note, due 2024..........         50           50
      6.56% surplus note, due 2028..........        500          500
      LIBOR + 111 bps surplus note,
        due 2028............................         71           --
      LIBOR + 226 bps surplus note,
        due 2028............................        360           --
      6.03% surplus note, due 2028..........        750          750
      LIBOR + 100 bps surplus note,
        due 2037............................        375          375
                                                -------     --------
        Total surplus notes.................      2,346        1,675
                                                -------     --------
           Total long-term debt.............    $ 2,600     $  1,925
                                                =======     ========

Future principal payments due on long-term debt (in millions) as of December 31, 2013, were as follows:

2014...............................................  $    --
2015...............................................       --
2016...............................................        4
2017...............................................      250
2018...............................................       --
Thereafter.........................................    2,346
                                                     -------
   Total...........................................  $ 2,600
                                                     =======


On September 10, 2013, we issued a note of $4 million to LNC. This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC. The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of LIBOR + 142 bps. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC. The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps. Subject to approval by the Indiana Insurance Commissioner, we have the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


12. SHORT-TERM AND LONG-TERM DEBT (CONTINUED)


right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million. The outstanding principal amount as of December 31, 2013, was $360 million. The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008. The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.



--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS


CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LNL's parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. We dispute the allegations and are vigorously defending this matter. Plaintiffs have filed a motion for class certification. We expect a hearing on class certification in the first half of 2014.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("adversary proceeding") captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547
(JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements. The adversary proceeding is stayed through May 20, 2014, and LNL's response is currently due in the middle of 2014.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

A reinsurer has sought rate increases on certain yearly renewable term treaties. We dispute that this reinsurer has the right to increase the rates on these policies and have initiated arbitration proceedings to resolve this matter. We do not believe the outcome will have a material adverse effect on LNL's financial condition.

COMMITMENTS

LEASES
We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2013, 2012 and 2011, was $37 million, $37 million and $36 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2013, were as follows:

2014................................................   $ 35
2015................................................     30
2016................................................     26
2017................................................     20
2018................................................     12
Thereafter..........................................     19
                                                       ----
   Total............................................   $142
                                                       ====

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 17%, 19% and 22% of Annuities' variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented approximately 47%, 50% and 54% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 19%, 21% and 27% of variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented 54%, 58% and 62% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively.


OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(7) million and $32 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
14. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                      2013        2012       2011
                                                                                                    ---------   ---------   --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $  3,876    $  2,805    $ 1,119
   Unrealized holding gains (losses) arising during the year.....................................     (5,569)      2,631      3,292
   Change in foreign currency exchange rate adjustment...........................................         20          14         (5)
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds............      1,835      (1,233)      (798)
   Income tax benefit (expense)..................................................................      1,300        (459)      (890)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............        (63)       (181)      (124)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................        (28)         (1)       (10)
      Income tax benefit (expense)...............................................................         32          64         47
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $  1,521    $  3,876    $ 2,805
                                                                                                    =========   =========   ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $   (105)   $   (103)   $  (126)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year..................................................        (11)       (118)       (54)
   Change in DAC, VOBA, DSI and DFEL.............................................................          1          15         12
   Income tax benefit (expense)..................................................................          4          35         15
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities......................................         58         118         99
   Change in DAC, VOBA, DSI and DFEL.............................................................         (8)        (17)       (21)
   Income tax benefit (expense)..................................................................        (17)        (35)       (28)
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $    (78)   $   (105)   $  (103)
                                                                                                    =========   =========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


14. SHARES AND STOCKHOLDER'S EQUITY (CONTINUED)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                       2013       2012        2011
                                                                                                    ----------  ---------  ---------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year..................................................................   $     101   $    132    $   (14)
   Unrealized holding gains (losses) arising during the year.....................................        (150)       (63)       204
   Change in foreign currency exchange rate adjustment...........................................         (19)       (12)         7
   Change in DAC, VOBA, DSI and DFEL.............................................................           5         14          1
   Income tax benefit (expense)..................................................................          57         20        (74)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............         (18)       (18)       (13)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................           1          3          1
      Income tax benefit (expense)...............................................................           6          5          4
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $       5   $    101    $   132
                                                                                                    ==========  =========  =========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year..................................................................   $     (12)  $    (14)   $   (14)
   Adjustment arising during the year............................................................          (9)         3          1
   Income tax benefit (expense)..................................................................           3         (1)        (1)
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $     (18)  $    (12)   $   (14)
                                                                                                    ==========  =========  =========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification........................................  $ (63)  Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL............    (28)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......    (91)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................     32   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (59)  Net income (loss)
                                                                ======
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification........................................  $  58   Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL.............................     (8)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......     50   Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................    (17)  Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $  33   Net income (loss)
                                                                ======
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Gross reclassifications:
   Interest rate contracts....................................  $ (21)  Net investment income
   Foreign currency contracts.................................      3   Net investment income
      Total gross reclassifications...........................    (18)
Associated amortization of DAC, VOBA, DSI and DFEL............      1   Commissions and other expenses
   Reclassifications before income tax benefit (expense)......    (17)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................      6   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (11)  Net income (loss)
                                                                ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
15. REALIZED GAIN (LOSS)



Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ------------------------------
                                       2013       2012        2011
                                      -------    --------    -------
Total realized gain (loss)
   related to certain
   investments(1)..................   $  (84)    $  (164)    $ (106)
Realized gain (loss) on the
   mark-to-market on certain
   instruments(2)..................      308         138        (65)
Indexed annuity and universal
   life net derivatives results:(3)
   Gross gain (loss)...............      (39)         16          2
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................        9          (5)        (2)
Variable annuity net
   derivatives results:(4)
   Gross gain (loss)...............     (104)        (77)       (51)
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................      (33)        (31)       (28)
                                      -------    --------    -------
      Total realized gain (loss)...   $   57     $  (123)    $ (250)
                                      =======    ========    =======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     5.


(2) Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and universal life products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.


--------------------------------------------------------------------------------
16. COMMISSIONS AND OTHER EXPENSES



Details underlying commissions and other expenses (in millions) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    ------------------------------
                                      2013       2012       2011
                                    --------   --------   --------
Commissions.....................    $ 1,980    $ 1,972    $ 2,534
General and administrative
   expenses.....................      1,569      1,553      1,392
Expenses associated with
   reserve financing and
   unrelated letters of credit
   ("LOCs").....................         40         40         24
DAC and VOBA deferrals
   and interest, net of
   amortization.................       (656)      (300)      (565)
Broker-dealer expenses..........        288        243        236
Specifically identifiable
   intangible asset
   amortization.................          4          4          4
Media expenses..................         62         66         69
Taxes, licenses and fees........        239        244        244
Restructuring charges...........         --         16         --
                                    --------   --------   --------
      Total.....................    $ 3,526    $ 3,838    $ 3,938
                                    ========   ========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:

                                                                                AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                         2013             2012             2013            2012
                                                                     -------------   --------------   -------------   --------------
                                                                                                                   OTHER
                                                                            PENSION BENEFITS              POSTRETIREMENT BENEFITS
                                                                     ------------------------------   ------------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year................................       $ 145           $  137           $   5            $   5
Actual return on plan assets......................................          (9)              17               1               --
Company and participant contributions.............................          --               --               3                4
Benefits paid.....................................................          (9)              (9)             (3)              (4)
                                                                     -------------   --------------   -------------   --------------
   Fair value as of end-of-year...................................         127              145               6                5
                                                                     =============   ==============   =============   ==============
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year...................................         126              121              17               21
Interest cost.....................................................           5                5               1                1
Company and participant contributions.............................          --               --               1                1
Amendments........................................................          --               --              (1)              --
Actuarial (gains) losses..........................................          (7)               9              (1)              (2)
Benefits paid.....................................................          (9)              (9)             (2)              (4)
                                                                     -------------   --------------   -------------   --------------
   Balance as of end-of-year......................................         115              126              15               17
                                                                     -------------   --------------   -------------   --------------
      Funded status of the plans..................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets......................................................       $  14           $   21           $  --            $  --
Other liabilities.................................................          (2)              (2)             (9)             (12)
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED IN AOCI, NET OF TAX
Net (gain) loss...................................................       $  20           $   13           $  (1)           $  (1)
Prior service credit..............................................          --               --              (1)              --
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  20           $   13           $  (2)           $  (1)
                                                                     =============   ==============   =============   ==============
RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan.......................................         N/A              N/A            4.00%            4.00%
All other plans...................................................         N/A              N/A             N/A              N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate.................................        4.50%            3.93%           4.50%            4.03%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%
Net periodic benefit cost:
   Weighted-average discount rate.................................        3.93%            4.25%           4.03%            4.25%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2013, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2014, our discount rate for the pension plans will be 4.50%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation. We reevaluate this assumption each plan year. For 2014, our expected return on plan assets is 6.50% for the plans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

                                             AS OF OR FOR THE
                                         YEARS ENDED DECEMBER 31,
                                       ------------------------------
                                       2013        2012       2011
                                       --------   --------   --------
Pre-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Post-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Ultimate trend rate..............       4.50%      4.50%       4.50%
Year that the rate reaches
   the ultimate trend rate.......       2020       2020        2021

We expect the health care cost trend rate for 2014 to be 7.50% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                 2013         2012
                                                -----        -----
Accumulated benefit obligation.............      $  2         $  2
Projected benefit obligation...............         2            2
Fair value of plan assets..................        --           --



COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                     PENSION BENEFITS                  OTHER POSTRETIREMENT BENEFITS
                                                             ----------------------------------      -------------------------------
                                                              2013         2012          2011        2013         2012          2011
                                                             ------       ------        -------      -----        -----        -----
Interest cost...........................................      $  5         $  5         $    6       $  1         $   1        $   1
Expected return on plan assets..........................        (9)          (9)           (10)        --            --           --
Recognized net actuarial loss (gain)....................         1            1              2         --            --           --
Recognized actuarial gain due to curtailments...........        --           --             --         (1)           --           --
                                                             ------       ------        -------      -----        -----        -----
    Net periodic benefit expense (recovery).............      $ (3)        $ (3)        $   (2)      $ --         $   1        $   1
                                                             ======       ======        =======      =====        =====        =====


We expect our 2014 pension plans' expense to be approximately $3 million.

For 2014, the estimated amount of amortization from AOCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $3 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              --------------------
                                               2013          2012
                                              ------         -----
Fixed maturity securities...................    100%           80%
Common stock:
   Domestic equity..........................      0%           14%
   International equity.....................      0%            6%


The investment objectives for the assets related to our pension plans are to:

  - Maintain sufficient liquidity to pay obligations of the plans as they come due;
  - Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
  - Maintain an appropriate asset allocation policy;
  - Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
  - Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


Our pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.



FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:

                                                                                       AS OF DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                     PENSION PLANS                    OTHER POSTRETIREMENT BENEFITS
                                                              --------------------------------      --------------------------------
                                                               2013                      2012        2013                      2012
                                                              ------                    ------      ------                    ------
Fixed maturity securities:
   Corporate bonds......................................      $   86                    $   48       $ --                      $ --
   U.S. government bonds................................          31                        26         --                        --
   Foreign government bonds.............................          --                         2         --                        --
   State and municipal bonds............................           9                        --         --                        --
Common stock............................................          --                        66         --                        --
Cash and invested cash..................................           1                         3         --                        --
Other investments.......................................          --                        --          6                         5
                                                              ------                    ------      ------                    ------
      Total.............................................      $  127                    $  145       $  6                      $  5
                                                              ======                    ======      ======                    ======


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2013 or 2012. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2014 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2014 is less than $1 million.



We expect the following benefit payments (in millions):

                                           DEFINED
                                           BENEFIT         OTHER
                                           PENSION    POST-RETIREMENT
                                            PLANS          PLANS
                                          --------    ---------------
2014..................................       $10            $1
2015..................................        10             1
2016..................................        10             1
2017..................................         9             1
2018..................................         9             1
Following five years thereafter.......        40             5


--------------------------------------------------------------------------------
18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $70 million, $68 million and $65 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                    2013        2012
                                                   -----        -----
Total liabilities(1)...........................     $398         $335
Investments held to fund liabilities(2)........      166          146

--------------
(1)  Reported in other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                             ---------------------
                                             2013    2012    2011
                                             -----   -----   -----
Employer matching contributions............  $  9    $  7     $ 6
Increase (decrease) in measurement
   of liabilities, net of total return
   swap....................................    11      11       1
                                             -----   -----   -----
   Total plan expenses (income)............  $ 20    $ 18     $ 7
                                             =====   =====   =====

DEFERRED COMPENSATION PLANS FOR AGENTS
We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of our contributions are calculated and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS (CONTINUED)


made in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012    2011
                                            ----    -----    -----
Company contributions...................     $1      $ 1     $  1
Increase (decrease) in measurement
   of liabilities, net of total return
   swap.................................      4        5       --
                                            ----    -----    -----
   Total plan expenses (income).........     $5      $ 6     $  1
                                            ====    =====    =====

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS OF LNC
Non-employee directors may defer a portion of their annual cash retainers. They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were less than $1 million, $2 million and less than $(1) million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS
Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Investments held to fund the liabilities are rebalanced to match the funds that have been elected by the participant. The plan obligation increases with contributions, deferrals and investment gains, and decreases with distributions and investment losses. The plan assets increase with investment gains and decrease with investment losses and withdrawals. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were $2 million, $3 million and $4 million, respectively.



--------------------------------------------------------------------------------
19. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units ("RSUs") and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.



Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                      --------------------------
                                      2013       2012       2011
                                      -----     -----      -----
Stock options......................   $  8       $  8       $  8
Performance shares.................     10          5          2
SARs...............................      5          1         --
RSUs and nonvested stock...........     15         17         12
                                      -----     -----      -----
   Total...........................   $ 38       $ 31       $ 22
                                      =====     =====      =====
Recognized tax benefit.............   $ 13       $ 11       $  8
                                      =====     =====      =====


--------------------------------------------------------------------------------
20. STATUTORY INFORMATION AND RESTRICTIONS



We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.



We are subject to the applicable laws and regulations of our respective states. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC holding company amounts (in millions) below consist of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2013       2012
                                                  -------   --------
U.S. capital and surplus.....................     $ 7,248   $  6,457

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


20. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)



                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     -----------------------------
                                     2013        2012        2011
                                     -----       -----      ------
U.S. net gain (loss) from
   operations, after-tax........     $ 425       $ 649      $  291
U.S. net income (loss)..........       495         600         104
U.S. dividends to LNC
   holding company..............       640         605         800

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve developments in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January, 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2013 and 2012.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  --------  ---------
Calculation of reserves using the Indiana
   universal life method.....................     $   219   $    249
Calculation of reserves using continuous
   CARVM.....................................          (2)        (2)
Conservative valuation rate on certain
   annuities.................................         (30)       (26)
Lesser of LOC and XXX additional reserve
   as surplus................................       2,635      2,483

During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY, notwithstanding that LLANY discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNL's subsidiary, LLANY, a New York-domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $681 million in 2014 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
21. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                              AS OF DECEMBER 31, 2013       AS OF DECEMBER 31, 2012
                                                                            --------------------------    --------------------------
                                                                             CARRYING         FAIR         CARRYING         FAIR
                                                                               VALUE          VALUE          VALUE          VALUE
                                                                            ------------   -----------    -----------    -----------
ASSETS
AFS securities:
   Fixed maturity securities...........................................     $    79,178    $   79,178     $   80,254     $   80,254
   VIEs' fixed maturity securities.....................................             697           697            708            708
   Equity securities...................................................             201           201            157            157
Trading securities.....................................................           2,190         2,190          2,437          2,437
Mortgage loans on real estate..........................................           7,029         7,193          6,792          7,446
Derivative investments(1)..............................................             617           617          2,263          2,263
Other investments......................................................           1,208         1,208          1,089          1,089
Cash and invested cash.................................................             630           630          3,278          3,278
Reinsurance related embedded derivatives...............................             159           159             --             --
Other assets -- GLB reserves embedded derivatives(2)...................           1,244         1,244             --             --
Separate account assets................................................         117,135       117,135         95,373         95,373
LIABILITIES
Future contract benefits -- indexed annuity and universal
   life contracts embedded derivatives.................................          (1,048)       (1,048)          (732)          (732)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.................            (809)         (809)          (867)          (867)
   Account values of certain investment contracts......................         (29,024)      (30,514)       (28,480)       (32,620)
Short-term debt........................................................             (51)          (51)           (32)           (32)
Long-term debt.........................................................          (2,600)       (2,634)        (1,925)        (1,972)
Reinsurance related embedded derivatives...............................              --            --           (184)          (184)
VIEs' liabilities -- derivative instruments............................             (27)          (27)          (128)          (128)
Other liabilities:
   Credit default swaps................................................              (2)           (2)           (11)           (11)
   Derivative liabilities(1)...........................................            (386)         (386)            --             --
   GLB reserves embedded derivatives(2)................................          (1,244)       (1,244)          (909)          (909)
BENEFIT PLANS' ASSETS(3)...............................................             133           133            150            150

--------------
(1) We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2) GLB reserves embedded derivatives are fully ceded to our counterparties. Refer to Note 6 for additional detail.
(3) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

OTHER INVESTMENTS
The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.



SHORT-TERM AND LONG-TERM DEBT
The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.



The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                          AS OF DECEMBER 31, 2013
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     60      $    65,421       $   2,960       $   68,441
      U.S. government bonds.......................................            304               21              --              325
      Foreign government bonds....................................             --              464              78              542
      RMBS........................................................             --            4,143               1            4,144
      CMBS........................................................             --              678              20              698
      CLOs........................................................             --               47             178              225
      State and municipal bonds...................................             --            3,796              28            3,824
      Hybrid and redeemable preferred securities..................             39              874              66              979
   VIEs' fixed maturity securities................................            102              595              --              697
   Equity AFS securities..........................................              3               37             161              201
   Trading securities.............................................             --            2,137              53            2,190
   Derivative investments(1)......................................             --              244           1,118            1,362
Cash and invested cash............................................             --              630              --              630
Reinsurance related embedded derivatives..........................             --              159              --              159
Other assets -- GLB reserves embedded derivatives.................             --               --           1,244            1,244
Separate account assets...........................................          1,766          115,369              --          117,135
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,274      $   194,615       $   5,907       $  202,796
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal life
   contracts embedded derivatives.................................       $     --      $        --       $  (1,048)      $   (1,048)
VIEs' liabilities -- derivative instruments.......................             --               --             (27)             (27)
Other liabilities:
   Credit default swaps...........................................             --               --              (2)              (2)
   Derivative liabilities(1)......................................             --             (879)           (252)          (1,131)
   GLB reserves embedded derivatives..............................             --               --          (1,244)          (1,244)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (879)      $  (2,573)      $   (3,452)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     --      $       133       $      --       $      133
                                                                       ============    ============   ==============     ===========

--------------
(1) Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                                          AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     65      $    64,654       $   2,065       $   66,784
      U.S. government bonds.......................................            362               30               1              393
      Foreign government bonds....................................             --              594              46              640
      RMBS........................................................             --            5,880               3            5,883
      CMBS........................................................             --              928              27              955
      CLOs........................................................             --               26             154              180
      State and municipal bonds...................................             --            4,211              32            4,243
      Hybrid and redeemable preferred securities..................             30            1,030             116            1,176
   VIEs' fixed maturity securities................................            110              598              --              708
   Equity AFS securities..........................................             44               26              87              157
   Trading securities.............................................              2            2,379              56            2,437
   Derivative investments.........................................             --              347           1,916            2,263
Cash and invested cash............................................             --            3,278              --            3,278
Separate account assets...........................................          1,519           93,854              --           95,373
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,132      $   177,835       $   4,503       $  184,470
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal
   indexed annuity and universal life contracts...................       $     --      $        --       $    (732)      $     (732)
Reinsurance related embedded derivatives..........................             --             (184)             --             (184)
VIEs' liabilities -- derivative instruments.......................             --               --            (128)            (128)
Other liabilities:
   Credit default swaps...........................................             --               --             (11)             (11)
   GLB reserves embedded derivatives..............................             --               --            (909)            (909)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (184)      $  (1,780)      $   (1,964)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     16      $       134       $      --       $      150
                                                                       ============    ============   ==============     ===========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                                                               PURCHASES,
                                                                                     GAINS     ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)      SALES,         IN OR
                                                                       INCLUDED       IN       MATURITIES,       OUT
                                                         BEGINNING        IN          OCI     SETTLEMENTS,       OF         ENDING
                                                           FAIR           NET         AND        CALLS,       LEVEL 3,       FAIR
                                                           VALUE        INCOME     OTHER(1)        NET        NET(2)(3)      VALUE
                                                        ----------    ----------   --------   ------------   -----------  ----------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds.................................   $  2,065     $     (17)   $    --      $  1,026      $    (114)   $  2,960
      U.S. government bonds...........................          1            --         --            (1)            --          --
      Foreign government bonds........................         46            --         (1)           33             --          78
      RMBS............................................          3            --         --            (2)            --           1
      CMBS............................................         27            --          6            (5)            (8)         20
      CLOs............................................        154            (1)         4            50            (29)        178
      State and municipal bonds.......................         32            --         (4)           --             --          28
      Hybrid and redeemable preferred securities......        116            --         13           (33)           (30)         66
   Equity AFS securities..............................         87            (1)         2            73             --         161
   Trading securities.................................         56             2         (7)           (6)             8          53
   Derivative investments.............................      1,916          (681)      (194)         (175)            --         866
Other assets -- GLB reserves embedded derivatives(5)..        909        (2,153)        --            --          2,488       1,244
Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)...       (732)         (356)        --            40             --      (1,048)
VIEs' liabilities -- derivative instruments(6)........       (128)          101         --            --             --         (27)
Other liabilities:
   Credit default swaps(7)............................        (11)            9         --            --             --          (2)
   GLB reserves embedded derivatives(5)...............       (909)        2,153         --            --         (2,488)     (1,244)
                                                        ----------    ----------   --------   ------------   -----------  ----------
        Total, net....................................   $  3,632     $    (944)   $  (181)     $  1,000      $    (173)   $  3,334
                                                        ==========    ==========   ========   ============   ===========  ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                            FOR THE YEAR ENDED DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                     GAINS      ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)       SALES,         IN OR
                                                                       INCLUDED       IN        MATURITIES,       OUT
                                                          BEGINNING       IN          OCI      SETTLEMENTS,       OF         ENDING
                                                            FAIR          NET         AND         CALLS,       LEVEL 3,       FAIR
                                                            VALUE       INCOME     OTHER(1)         NET         NET(2)        VALUE
                                                        -----------    ---------   --------    ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds................................    $   2,423     $    (25)    $   35       $   274       $  (642)    $  2,065
      U.S. government bonds..........................            1           --         --            --            --            1
      Foreign government bonds.......................           97           --         --            (5)          (46)          46
      RMBS...........................................          158           (3)         3            (8)         (147)           3
      CMBS...........................................           31          (11)        16           (11)            2           27
      CLOs...........................................          101           (2)         8            61           (14)         154
      State and municipal bonds......................           --           --         --            32            --           32
      Hybrid and redeemable preferred securities.....           99           (1)        23            --            (5)         116
   Equity AFS securities.............................           56           (8)        13            26            --           87
   Trading securities................................           67            3          4            (2)          (16)          56
   Derivative investments............................        2,484         (823)        73           182            --        1,916
 Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)..         (399)        (136)        --          (197)           --         (732)
 VIEs' liabilities -- derivative instruments(6)......         (291)         163         --            --            --         (128)
Other liabilities:
   Credit default swaps(7)...........................          (16)           5         --            --            --          (11)
   GLB reserves embedded derivatives(5)..............       (2,217)       1,308         --            --            --         (909)
                                                        -----------    ---------   --------    ------------   ----------   ---------
        Total, net...................................    $   2,594     $    470     $  175       $   352       $  (868)    $  2,723
                                                        ===========    =========   ========    ============   ==========   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                           -------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                      GAINS     ISSUANCES,     TRANSFERS
                                                                           ITEMS    (LOSSES)      SALES,         IN OR
                                                                         INCLUDED      IN       MATURITIES,       OUT
                                                            BEGINNING       IN         OCI     SETTLEMENTS,       OF        ENDING
                                                              FAIR          NET        AND        CALLS,       LEVEL 3,      FAIR
                                                              VALUE       INCOME    OTHER(1)        NET         NET(2)       VALUE
                                                           ----------   ----------  --------   ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds....................................   $  2,353    $       3    $   42       $ (134)       $  159     $  2,423
      U.S. government bonds..............................          2           --        --           (1)           --            1
      Foreign government bonds...........................        113           --         4           (3)          (17)          97
      RMBS...............................................        119           (3)        6           36            --          158
      CMBS...............................................        102          (62)       61          (74)            4           31
      CLOs...............................................        171           19       (17)         (72)           --          101
      Hybrid and redeemable preferred securities.........        114           (1)       (5)          (7)           (2)          99
   Equity AFS securities.................................         91            8       (12)           3           (34)          56
   Trading securities....................................         74            3         1           (7)           (4)          67
   Derivative investments................................      1,494          495       383          112            --        2,484
Future contract benefits -- index annuity
   and universal life contracts embedded derivatives(5)..       (497)           5        --           93            --         (399)
VIEs' liabilities -- derivative instruments(6)...........       (209)         (82)       --           --            --         (291)
Other liabilities:
   Credit default swaps(7)...............................        (16)          (6)       --            6            --          (16)
   GLB reserves embedded derivatives(5)..................       (408)      (1,809)       --           --            --       (2,217)
                                                           ----------   ----------  --------   ------------   ----------   ---------
        Total, net.......................................   $  3,503    $  (1,430)   $  463       $  (48)       $  106     $  2,594
                                                           ==========   ==========  ========   ============   ==========   =========
Benefit plans' assets(8).................................   $      6    $      --    $   --       $   (6)       $   --     $     --
                                                           ==========   ==========  ========   ============   ==========   =========

--------------
(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Consolidated Balance Sheets.
(4) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
      (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(8) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $  1,235      $  (51)      $   (44)        $   (45)      $ (69)    $  1,026
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         50          --           (17)             --          --           33
     RMBS............................................         --          --            --              (2)         --           (2)
     CMBS............................................         --          --            --              (3)         (2)          (5)
     CLOs............................................         74          --            --             (24)         --           50
     Hybrid and redeemable preferred securities......         --         (33)           --              --          --          (33)
   Equity AFS securities.............................         78          (5)           --              --          --           73
   Trading securities................................         --          (3)           (1)             (2)         --           (6)
   Derivative investments............................        152         (23)         (304)             --          --         (175)
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (68)         --            --             108          --           40
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $  1,521      $ (115)      $  (366)        $    31       $ (71)    $  1,000
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2012
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    363      $  (26)      $    (6)        $   (51)      $  (6)    $    274
     Foreign government bonds........................         --          --            (5)             --          --           (5)
     RMBS............................................         --          --            (6)             (2)         --           (8)
     CMBS............................................         --          --            --             (11)         --          (11)
     CLOs............................................         72          --            --             (11)         --           61
     State and municipal bonds.......................         32          --            --              --          --           32
   Equity AFS securities.............................         26          --            --              --          --           26
   Trading securities................................         --          --            --              (2)         --           (2)
   Derivative investments............................        454         (34)         (238)             --          --          182
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (99)         --            --             (98)         --         (197)
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    848      $  (60)      $  (255)        $  (175)      $  (6)    $    352
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2011
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    237      $ (216)      $   (15)        $   (51)      $ (89)    $   (134)
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         --          (3)           --              --          --           (3)
     RMBS............................................         51          --            --             (15)         --           36
     CMBS............................................         --         (50)           --             (24)         --          (74)
     CLOs............................................         --         (33)           --             (39)         --          (72)
     Hybrid and redeemable preferred securities......          9         (16)           --              --          --           (7)
   Equity AFS securities.............................         19         (16)           --              --          --            3
   Trading securities................................         --          (2)           --              (5)         --           (7)
   Derivative investments............................        396          (7)         (277)             --          --          112
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (59)         --            --             152          --           93
Other liabilities -- credit default swaps............         --           6            --              --          --            6
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    653      $ (337)      $  (292)        $    17       $ (89)    $    (48)
                                                       ==========     =======     ==========     ============    ======    =========
Benefit plans' assets................................   $     --      $   (3)      $    (3)        $    --       $  --     $     (6)
                                                       ==========     =======     ==========     ============    ======    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                      ----------------------------------
                                        2013        2012         2011
                                      ----------   --------   ----------
Investments:(1)
   Derivative investments..........   $    (753)   $  (823)   $     472
Other assets -- GLB
   reserves embedded
   derivatives(1)..................      (2,444)        --           --
Future contract
   benefits -- indexed
   annuity and universal life
   contracts embedded
   derivatives(1)..................         (44)       (10)          (1)
VIEs' liabilities -- derivative
   instruments(1)..................         101        163          (82)
Other liabilities:
   Credit default swaps(2).........           9          6           (8)
   GLB reserves embedded
      derivatives(1)...............       2,444      1,472       (1,615)
                                      ----------   --------   ----------
      Total, net...................   $    (687)   $   808    $  (1,234)
                                      ==========   ========   ==========

--------------
(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  367      $ (481)    $ (114)
      CMBS...........................        --          (8)        (8)
      CLOs...........................        --         (29)       (29)
      Hybrid and redeemable
         preferred securities........        20         (50)       (30)
   Trading securities................         8          --          8
                                       ----------  ----------   -------
         Total, net..................    $  395      $ (568)    $ (173)
                                       ==========  ==========   =======



                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $   35      $ (677)    $ (642)
      Foreign government
         bonds.......................        --         (46)       (46)
      RMBS...........................        --        (147)      (147)
      CMBS...........................         5          (3)         2
      CLOs...........................         6         (20)       (14)
      Hybrid and redeemable
         preferred securities........        35         (40)        (5)
   Trading securities................         2         (18)       (16)
                                       ----------  ----------   -------
         Total, net..................    $   83      $ (951)    $ (868)
                                       ==========  ==========   =======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  246      $  (87)    $  159
      Foreign government
         bonds.......................        --         (17)       (17)
      CMBS...........................         4          --          4
      Hybrid and redeemable
         preferred securities........        18         (20)        (2)
   Equity AFS securities.............         1         (35)       (34)
   Trading securities................         1          (5)        (4)
                                       ----------  ----------   -------
         Total, net..................    $  270      $ (164)    $  106
                                       ==========  ==========   =======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and RMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                           FAIR                VALUATION                        SIGNIFICANT
                                           VALUE               TECHNIQUE                    UNOBSERVABLE INPUTS
                                        -----------  ---------------------------  --------------------------------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  $   1,064      Discounted cash flow       Liquidity/duration adjustment(1)
         Foreign government bonds.....         78      Discounted cash flow       Liquidity/duration adjustment(1)
         Hybrid and redeemable
            preferred securities......         20      Discounted cash flow       Liquidity/duration adjustment(1)
   Equity AFS and trading securities..         28      Discounted cash flow       Liquidity/duration adjustment(1)
Other Assets -- GLB reserves
   embedded derivatives...............      1,244      Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....     (1,048)     Discounted cash flow       Lapse rate(2)
                                                                                  Mortality rate(6)
Other Liabilities -- GLB reserves
   embedded derivatives...............     (1,244)     Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)

                                          ASSUMPTION OR
                                          INPUT RANGES
                                        -----------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  0.8% - 10.6%
         Foreign government bonds.....  2.3% - 3.9%
         Hybrid and redeemable
            preferred securities......  2.4%
   Equity AFS and trading securities..  4.3% - 5.9%
Other Assets -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....  1% - 15%
                                        (9)
Other Liabilities -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity and universal life contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.


  - INDEXED ANNUITY AND UNIVERSAL LIFE CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
22. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer-paid plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
    - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)


  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013        2012       2011
                                      ---------  ----------  --------
REVENUES
Operating revenues:
   Annuities......................    $  3,044   $   2,713   $ 2,588
   Retirement Plan Services.......       1,061       1,015       988
   Life Insurance.................       4,781       4,820     4,347
   Group Protection...............       2,260       2,090     1,938
   Other Operations...............         392         411       449
Excluded realized gain (loss),
   pre-tax........................         (81)       (235)     (342)
Amortization of deferred gain
   arising from reserve changes
   on business sold through
   reinsurance, pre-tax...........           3           3         3
                                      ---------  ----------  --------
      Total revenues..............    $ 11,460   $  10,817   $ 9,971
                                      =========  ==========  ========



                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                         2013      2012      2011
                                       --------   --------  -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities......................     $   715    $   608   $  549
   Retirement Plan Services.......         135        131      146
   Life Insurance.................         464        538      463
   Group Protection...............          71         72       97
   Other Operations...............          (5)       (39)     (28)
Excluded realized gain (loss),
   after-tax......................         (53)      (152)    (222)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax......................           2          2        2
Impairment of intangibles,
   after-tax......................          --          2     (744)
                                       --------   --------  -------
      Net income (loss)...........     $ 1,329    $ 1,162   $  263
                                       ========   ========  =======

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                        2013      2012       2011
                                      -------    -------   -------
NET INVESTMENT INCOME
Annuities.........................    $ 1,022    $ 1,058   $ 1,091
Retirement Plan Services..........        825        797       792
Life Insurance....................      2,317      2,297     2,168
Group Protection..................        165        161       152
Other Operations..................        232        238       287
                                      -------    -------   -------
   Total net investment
      income......................    $ 4,561    $ 4,551   $ 4,490
                                      =======    =======   =======

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                        --------------------------
                                         2013      2012       2011
                                        -----     -------    -----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities.........................      $ 374     $   307    $ 335
Retirement Plan Services..........         48          42       33
Life Insurance....................        441         609      416
Group Protection..................         53          48       39
                                        -----     -------    -----
   Total amortization of DAC
      and VOBA, net of
      interest....................      $ 916     $ 1,006    $ 823
                                        =====     =======    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)



                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013    2012     2011
                                           ------   ------  -------
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................       $ 159    $ 117   $   92
Retirement Plan Services............          46       29       56
Life Insurance......................         225      326      202
Group Protection....................          38       38       52
Other Operations....................          (9)     (82)     (13)
Excluded realized gain (loss).......         (29)     (83)    (120)
Reserve changes (net of related
   amortization) on business
   sold through reinsurance.........           1        1        1
Impairment of intangibles...........          --       (2)      --
                                           ------   ------  -------
   Total federal income tax
      expense (benefit).............       $ 431    $ 344   $  270
                                           ======   ======  =======



                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------  ----------
ASSETS
Annuities.................................    $  119,147  $  107,872
Retirement Plan Services..................        32,367      30,654
Life Insurance............................        67,470      62,867
Group Protection..........................         3,865       3,733
Other Operations..........................        14,659      13,254
                                              ----------  ----------
   Total assets...........................    $  237,508  $  218,380
                                              ==========  ==========


--------------------------------------------------------------------------------
23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012     2011
                                           -------  -------  -------
Interest paid............................  $   91   $  134   $   88
Income taxes paid (received).............      (6)     136      159
Significant non-cash investing
   and financing transactions:
   Exchange of surplus note for
      promissory note with affiliate:
      Carrying value of asset............  $  360   $   --   $   --
      Carrying value of liability........    (360)      --       --
                                           -------  -------  -------
        Net asset (liability) from
           exchange......................  $   --   $   --   $   --
                                           =======  =======  =======
   Reinsurance ceded:
      Carrying value of assets...........  $   11   $  367   $   --
      Carrying value of liabilities......      11     (367)      --
                                           -------  -------  -------
        Total reinsurance ceded..........  $   22   $   --   $   --
                                           =======  =======  =======
   Reinsurance recaptured:
      Carrying value of assets...........  $   --   $  (34)  $  243
      Carrying value of liabilities......      --      (84)    (441)
                                           -------  -------  -------
        Total reinsurance recaptured.....  $   --   $ (118)  $ (198)
                                           =======  =======  =======
   Reinsurance novated:
      Carrying value of assets...........  $   --   $   --   $   --
      Carrying value of liabilities......      --      (26)      --
                                           -------  -------  -------
        Total reinsurance novated........  $   --   $  (26)  $   --
                                           =======  =======  =======
   Capital contributions:
      Carrying value of assets (includes
        cash and invested cash)..........  $   --   $   --   $   10
      Carrying value of liabilities......      --       --       --
                                           -------  -------  -------
        Total capital contributions......  $   --   $   --   $   10
                                           =======  =======  =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
24. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                      AS OF DECEMBER 31,
                                                     --------------------
                                                       2013        2012
                                                     ---------   --------
Assets with affiliates:
   Accrued inter-company interest
      receivable(1)................................  $      2    $     --
   Bonds(2)........................................       773         100
   Ceded reinsurance contracts(3)..................       315       2,887
   Ceded reinsurance contracts(4)..................       268           9
   Ceded reinsurance contracts(5)..................        51          --
   Cash management agreement
      investment(5)................................       777         748
   Promissory note due from LNC(2).................       100          --
   Service agreement receivable(5).................         5          15
Liabilities with affiliates:
   Accrued inter-company interest
      payable(6)...................................         4          --
   Assumed reinsurance contracts(7)................       407         438
   Ceded reinsurance contracts(4)..................        --         183
   Ceded reinsurance contracts(8)..................     2,244       4,252
   Ceded reinsurance contracts(6)..................      (202)         --
   Inter-company short-term debt(9)................        51          28
   Inter-company long-term debt(10)................     2,350       1,679

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         ----------------------------
                                           2013     2012      2011
                                         --------  -------  ---------
Revenues with affiliates:
   Premiums received on assumed
      (paid on ceded) reinsurance
      contracts(11)....................  $  (318)  $ (188)  $   (335)
   Net investment income on
      intercompany notes(12)...........        5       --         --
   Fees for management of general
      account(12)......................     (103)     (92)        --
Realized gains (losses) on
ceded reinsurance contracts:(13)
   GLB reserves embedded
      derivatives......................   (2,153)      --         --
   Reinsurance related settlements.....    2,110       --         --
   Other gains (losses)................      242       --         --
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits
      on ceded reinsurance
      contracts(14)....................     (205)    (433)    (1,181)
   Service agreement payments(15)......      100      114         75
   Interest expense on
      inter-company debt(16)...........       92      109        107

--------------
(1)   Reported in accrued investment income on our Consolidated Balance
      Sheets.
(2)   Reported in fixed maturity AFS securities on our Consolidated Balance
      Sheets.
(3)   Reported in reinsurance recoverables on our Consolidated Balance
      Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.


(5)  Reported in other assets on our Consolidated Balance Sheets.
(6)  Reported in other liabilities on our Consolidated Balance Sheets.
(7)  Reported in future contract benefits on our Consolidated Balance Sheets.
(8) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
 (9) Reported in short-term debt on our Consolidated Balance Sheets.
(10) Reported in long-term debt on our Consolidated Balance Sheets.
(11) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(12) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(14) Reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).
(15) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(16) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

BONDS
LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

CASH MANAGEMENT AGREEMENT
In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

SERVICE AGREEMENT
In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, weighted policies in force, and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


24. TRANSACTIONS WITH AFFILIATES (CONTINUED)


with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS
As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the change in the GLB reserves embedded derivatives and the related hedge results to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $651 million and $76 million as of December 31, 2013 and 2012, respectively. The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.



--------------------------------------------------------------------------------
25. SUBSEQUENT EVENTS


On March 26, 2014, LNL paid a cash dividend in the amount of $150 million to LNC.

              LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                MORTALITY &
                                                                                                                EXPENSE
                                                                 CONTRACT                        CONTRACT       GUARANTEE
                                                                 PURCHASES                       REDEMPTIONS    CHARGES
                                                                 DUE FROM                        DUE TO         PAYABLE TO
                                                                 THE LINCOLN                     THE LINCOLN    THE LINCOLN
                                                                 NATIONAL LIFE                   NATIONAL LIFE  NATIONAL LIFE
                                                                 INSURANCE                       INSURANCE      INSURANCE
SUBACCOUNT                                        INVESTMENTS    COMPANY          TOTAL ASSETS   COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1        $    485,328,330   $        --   $   485,328,330  $    57,553      $  18,753
American Funds Asset Allocation Class 2           3,321,275,033            --     3,321,275,033      494,651        128,990
American Funds Blue Chip Income and
   Growth Class 1                                   126,755,418            --       126,755,418       18,970          4,992
American Funds Blue Chip Income and
   Growth Class 2                                 2,906,164,343            --     2,906,164,343    2,149,085        113,986
American Funds Bond Class 1                         169,968,607            --       169,968,607       88,629          6,824
American Funds Bond Class 2                       2,969,710,565            --     2,969,710,565    1,064,212        121,065
American Funds Cash Management Class 1               45,338,334            --        45,338,334      412,560          1,763
American Funds Cash Management Class 2              377,765,138     1,738,647       379,503,785           --         15,506
American Funds Global Balanced Class 2              149,883,745        32,006       149,915,751           --          6,369
American Funds Global Bond Class 1                   52,247,220            --        52,247,220       88,154          2,190
American Funds Global Bond Class 2                1,255,309,595       749,459     1,256,059,054           --         53,320
American Funds Global Growth Class 1                129,391,631           858       129,392,489           --          5,001
American Funds Global Growth Class 2              1,896,920,333            --     1,896,920,333    1,691,324         76,626
American Funds Global Growth and Income
   Class 1                                           70,296,831        55,447        70,352,278           --          2,780
American Funds Global Growth and Income
   Class 2                                        1,419,670,318            --     1,419,670,318      169,960         57,338
American Funds Global Small Capitalization
   Class 1                                           95,124,852            --        95,124,852        5,432          3,646
American Funds Global Small Capitalization
   Class 2                                          951,892,803            --       951,892,803       91,747         38,335
American Funds Growth Class 1                     1,431,775,697            --     1,431,775,697      610,611         54,328
American Funds Growth Class 2                     5,685,563,006            --     5,685,563,006    3,653,641        234,272
American Funds Growth-Income Class 1              1,555,948,946            --     1,555,948,946      573,653         59,430
American Funds Growth-Income Class 2              5,840,495,502            --     5,840,495,502    4,296,420        229,500
American Funds High-Income Bond Class 1             137,624,660            --       137,624,660        4,394          5,275
American Funds High-Income Bond Class 2           1,008,254,562       776,888     1,009,031,450           --         40,654
American Funds International Class 1                618,289,604        94,166       618,383,770           --         23,522
American Funds International Class 2              1,970,474,655            --     1,970,474,655    1,206,833         81,973
American Funds International Growth and
   Income Class 1                                    17,890,227            --        17,890,227           52            714
American Funds International Growth and
   Income Class 2                                   247,769,677            --       247,769,677       16,957         10,113
American Funds Managed Risk Asset
   Allocation Class P2                              216,023,906     1,990,756       218,014,662           --         10,346
American Funds Managed Risk Blue Chip
   Income and Growth Class P2                        19,544,252        89,423        19,633,675           --            905
American Funds Managed Risk Growth
   Class P2                                          21,638,619       123,986        21,762,605           --            980
American Funds Managed Risk
   Growth-Income Class P2                            16,014,423        53,986        16,068,409           --            751
American Funds Managed Risk International
   Class P2                                          11,091,969        86,953        11,178,922           --            506
American Funds Mortgage Class 2                      47,822,269            --        47,822,269       40,031          2,211
American Funds New World Class 1                     73,813,095           808        73,813,903           --          2,866
American Funds New World Class 2                    917,010,222            --       917,010,222      271,463         37,643
American Funds U.S. Government/AAA-Rated
   Securities Class 1                               136,945,638         1,312       136,946,950           --          5,393
American Funds U.S. Government/AAA-Rated
   Securities Class 2                             1,718,266,532       200,321     1,718,466,853           --         73,779










SUBACCOUNT                                        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1        $   485,252,024
American Funds Asset Allocation Class 2          3,320,651,392
American Funds Blue Chip Income and
   Growth Class 1                                  126,731,456
American Funds Blue Chip Income and
   Growth Class 2                                2,903,901,272
American Funds Bond Class 1                        169,873,154
American Funds Bond Class 2                      2,968,525,288
American Funds Cash Management Class 1              44,924,011
American Funds Cash Management Class 2             379,488,279
American Funds Global Balanced Class 2             149,909,382
American Funds Global Bond Class 1                  52,156,876
American Funds Global Bond Class 2               1,256,005,734
American Funds Global Growth Class 1               129,387,488
American Funds Global Growth Class 2             1,895,152,383
American Funds Global Growth and Income
   Class 1                                          70,349,498
American Funds Global Growth and Income
   Class 2                                       1,419,443,020
American Funds Global Small Capitalization
   Class 1                                          95,115,774
American Funds Global Small Capitalization
   Class 2                                         951,762,721
American Funds Growth Class 1                    1,431,110,758
American Funds Growth Class 2                    5,681,675,093
American Funds Growth-Income Class 1             1,555,315,863
American Funds Growth-Income Class 2             5,835,969,582
American Funds High-Income Bond Class 1            137,614,991
American Funds High-Income Bond Class 2          1,008,990,796
American Funds International Class 1               618,360,248
American Funds International Class 2             1,969,185,849
American Funds International Growth and
   Income Class 1                                   17,889,461
American Funds International Growth and
   Income Class 2                                  247,742,607
American Funds Managed Risk Asset
   Allocation Class P2                             218,004,316
American Funds Managed Risk Blue Chip
   Income and Growth Class P2                       19,632,770
American Funds Managed Risk Growth
   Class P2                                         21,761,625
American Funds Managed Risk
   Growth-Income Class P2                           16,067,658
American Funds Managed Risk International
   Class P2                                         11,178,416
American Funds Mortgage Class 2                     47,780,027
American Funds New World Class 1                    73,811,037
American Funds New World Class 2                   916,701,116
American Funds U.S. Government/AAA-Rated
   Securities Class 1                              136,941,557
American Funds U.S. Government/AAA-Rated
   Securities Class 2                            1,718,393,074





See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2013



                                                                                                             MORTALITY &
                                                                                                             EXPENSE
                                                              CONTRACT                        CONTRACT       GUARANTEE
                                                              PURCHASES                       REDEMPTIONS    CHARGES
                                                              DUE FROM                        DUE TO         PAYABLE TO
                                                              THE LINCOLN                     THE LINCOLN    THE LINCOLN
                                                              NATIONAL LIFE                   NATIONAL LIFE  NATIONAL LIFE
                                                              INSURANCE                       INSURANCE      INSURANCE
SUBACCOUNT                                     INVESTMENTS    COMPANY          TOTAL ASSETS   COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Balanced Allocation Standard
   Class                                    $     20,428,637   $        --   $    20,428,637  $   150,007      $     881
LVIP American Balanced Allocation Service
   Class                                         744,160,854            --       744,160,854    1,497,461         34,461
LVIP American Growth Allocation Standard
   Class                                          13,780,514            --        13,780,514           --            624
LVIP American Growth Allocation Service
   Class                                         758,155,712            --       758,155,712    1,671,042         33,907
LVIP American Income Allocation Standard
   Class                                           6,260,149            --         6,260,149           --            258
LVIP American Income Allocation Service
   Class                                         199,875,008     1,496,791       201,371,799           --          9,169
LVIP American Preservation Service Class         156,451,112            --       156,451,112      909,555          7,088
LVIP Managed Risk American Balanced
   Allocation Service Class                    1,323,692,019       823,520     1,324,515,539           --         57,796
LVIP Managed Risk American Growth
   Allocation Service Class                    2,456,641,346     4,381,851     2,461,023,197           --        107,683










SUBACCOUNT                                     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP American Balanced Allocation Standard
   Class                                    $    20,277,749
LVIP American Balanced Allocation Service
   Class                                        742,628,932
LVIP American Growth Allocation Standard
   Class                                         13,779,890
LVIP American Growth Allocation Service
   Class                                        756,450,763
LVIP American Income Allocation Standard
   Class                                          6,259,891
LVIP American Income Allocation Service
   Class                                        201,362,630
LVIP American Preservation Service Class        155,534,469
LVIP Managed Risk American Balanced
   Allocation Service Class                   1,324,457,743
LVIP Managed Risk American Growth
   Allocation Service Class                   2,460,915,514





See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                              DIVIDENDS
                                                                              FROM          MORTALITY AND       NET
                                                                              INVESTMENT    EXPENSE             INVESTMENT
SUBACCOUNT                                                                    INCOME        GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                      $   7,752,759    $   (6,575,389)   $    1,177,370
American Funds Asset Allocation Class 2                                         45,697,363       (44,965,692)          731,671
American Funds Blue Chip Income and Growth Class 1                               2,509,791        (1,669,679)          840,112
American Funds Blue Chip Income and Growth Class 2                              51,465,949       (39,269,417)       12,196,532
American Funds Bond Class 1                                                      3,577,282        (2,712,835)          864,447
American Funds Bond Class 2                                                     54,565,980       (45,892,194)        8,673,786
American Funds Cash Management Class 1                                                  --          (660,554)         (660,554)
American Funds Cash Management Class 2                                                  --        (6,146,585)       (6,146,585)
American Funds Global Balanced Class 2                                           1,999,237        (2,079,850)          (80,613)
American Funds Global Bond Class 1                                                      --          (856,144)         (856,144)
American Funds Global Bond Class 2                                                      --       (19,565,508)      (19,565,508)
American Funds Global Discovery Class 1                                             69,861           (85,669)          (15,808)
American Funds Global Discovery Class 2                                            784,060        (1,295,281)         (511,221)
American Funds Global Growth Class 1                                             1,754,369        (1,621,645)          132,724
American Funds Global Growth Class 2                                            21,691,858       (24,996,044)       (3,304,186)
American Funds Global Growth and Income Class 1                                  2,318,411          (959,123)        1,359,288
American Funds Global Growth and Income Class 2                                 43,315,246       (19,941,248)       23,373,998
American Funds Global Small Capitalization Class 1                                 816,705        (1,278,727)         (462,022)
American Funds Global Small Capitalization Class 2                               7,764,917       (13,212,286)       (5,447,369)
American Funds Growth Class 1                                                   15,518,911       (18,557,917)       (3,039,006)
American Funds Growth Class 2                                                   49,327,931       (81,320,269)      (31,992,338)
American Funds Growth-Income Class 1                                            22,601,447       (20,202,133)        2,399,314
American Funds Growth-Income Class 2                                            72,192,735       (78,815,647)       (6,622,912)
American Funds High-Income Bond Class 1                                          9,392,869        (2,026,316)        7,366,553
American Funds High-Income Bond Class 2                                         66,597,211       (15,174,031)       51,423,180
American Funds International Class 1                                             9,312,632        (8,237,061)        1,075,571
American Funds International Class 2                                            25,154,350       (28,589,086)       (3,434,736)
American Funds International Growth and Income Class 1                             461,087          (236,922)          224,165
American Funds International Growth and Income Class 2                           5,822,621        (3,491,019)        2,331,602
American Funds Managed Risk Asset Allocation Class P2                            1,959,205        (1,526,811)          432,394
American Funds Managed Risk Blue Chip Income and Growth Class P2                   250,520           (84,175)          166,345
American Funds Managed Risk Growth Class P2                                        106,148           (78,966)           27,182
American Funds Managed Risk Growth-Income Class P2                                 136,068           (65,033)           71,035
American Funds Managed Risk International Class P2                                  73,379           (41,148)           32,231
American Funds Mortgage Class 2                                                    223,045          (818,620)         (595,575)
American Funds New World Class 1                                                 1,162,010        (1,054,388)          107,622
American Funds New World Class 2                                                12,105,685       (13,405,072)       (1,299,387)
American Funds U.S. Government/AAA-Rated Securities Class 1                      1,316,204        (2,150,073)         (833,869)
American Funds U.S. Government/AAA-Rated Securities Class 2                     11,884,991       (28,276,042)      (16,391,051)
LVIP American Balanced Allocation Standard Class                                   400,410          (301,441)           98,969
LVIP American Balanced Allocation Service Class                                 12,193,987       (11,999,275)          194,712
LVIP American Growth Allocation Standard Class                                     250,693          (190,348)           60,345
LVIP American Growth Allocation Service Class                                   11,369,527       (11,283,081)           86,446
LVIP American Income Allocation Standard Class                                     129,916           (96,440)           33,476
LVIP American Income Allocation Service Class                                    3,521,438        (3,388,083)          133,355
LVIP American Preservation Service Class                                         1,293,992        (1,464,656)         (170,664)
LVIP Managed Risk American Balanced Allocation Service Class                    18,117,993       (15,535,910)        2,582,083
LVIP Managed Risk American Growth Allocation Service Class                      24,900,733       (25,424,660)         (523,927)


                                                                                               DIVIDENDS
                                                                                               FROM           TOTAL
                                                                             NET REALIZED      NET REALIZED   NET REALIZED
                                                                             GAIN (LOSS)       GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                   ON INVESTMENTS    INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                      $   18,527,254   $          --  $    18,527,254
American Funds Asset Allocation Class 2                                         110,228,378              --      110,228,378
American Funds Blue Chip Income and Growth Class 1                                3,717,192              --        3,717,192
American Funds Blue Chip Income and Growth Class 2                               91,460,914              --       91,460,914
American Funds Bond Class 1                                                       1,365,528       2,095,071        3,460,599
American Funds Bond Class 2                                                       9,068,068      34,881,366       43,949,434
American Funds Cash Management Class 1                                             (154,934)             --         (154,934)
American Funds Cash Management Class 2                                           (2,761,377)             --       (2,761,377)
American Funds Global Balanced Class 2                                            2,767,381       1,083,457        3,850,838
American Funds Global Bond Class 1                                                  316,082         688,594        1,004,676
American Funds Global Bond Class 2                                                2,461,379      15,348,219       17,809,598
American Funds Global Discovery Class 1                                           3,912,712         760,828        4,673,540
American Funds Global Discovery Class 2                                          53,952,265      10,929,796       64,882,061
American Funds Global Growth Class 1                                              6,427,204              --        6,427,204
American Funds Global Growth Class 2                                             75,997,242              --       75,997,242
American Funds Global Growth and Income Class 1                                   1,243,335              --        1,243,335
American Funds Global Growth and Income Class 2                                  31,323,368              --       31,323,368
American Funds Global Small Capitalization Class 1                                4,003,524              --        4,003,524
American Funds Global Small Capitalization Class 2                               24,079,384              --       24,079,384
American Funds Growth Class 1                                                    57,855,491              --       57,855,491
American Funds Growth Class 2                                                   215,831,129              --      215,831,129
American Funds Growth-Income Class 1                                             60,407,318              --       60,407,318
American Funds Growth-Income Class 2                                            191,429,832              --      191,429,832
American Funds High-Income Bond Class 1                                              11,822              --           11,822
American Funds High-Income Bond Class 2                                           4,359,782              --        4,359,782
American Funds International Class 1                                             15,826,255              --       15,826,255
American Funds International Class 2                                             27,670,562              --       27,670,562
American Funds International Growth and Income Class 1                              396,387         278,785          675,172
American Funds International Growth and Income Class 2                            6,101,958       3,866,488        9,968,446
American Funds Managed Risk Asset Allocation Class P2                               702,163              --          702,163
American Funds Managed Risk Blue Chip Income and Growth Class P2                     57,544              --           57,544
American Funds Managed Risk Growth Class P2                                          84,169              --           84,169
American Funds Managed Risk Growth-Income Class P2                                   60,089              --           60,089
American Funds Managed Risk International Class P2                                   23,271              --           23,271
American Funds Mortgage Class 2                                                    (118,177)         79,217          (38,960)
American Funds New World Class 1                                                  3,449,057         333,378        3,782,435
American Funds New World Class 2                                                 28,789,716       4,041,167       32,830,883
American Funds U.S. Government/AAA-Rated Securities Class 1                         748,610       4,066,106        4,814,716
American Funds U.S. Government/AAA-Rated Securities Class 2                      (3,034,913)     49,319,607       46,284,694
LVIP American Balanced Allocation Standard Class                                    435,947          74,590          510,537
LVIP American Balanced Allocation Service Class                                  11,684,340       2,724,624       14,408,964
LVIP American Growth Allocation Standard Class                                      308,541          49,453          357,994
LVIP American Growth Allocation Service Class                                    10,006,141       2,725,219       12,731,360
LVIP American Income Allocation Standard Class                                      118,517          10,599          129,116
LVIP American Income Allocation Service Class                                     3,287,612         330,077        3,617,689
LVIP American Preservation Service Class                                           (181,773)             --         (181,773)
LVIP Managed Risk American Balanced Allocation Service Class                      6,171,831      26,414,980       32,586,811
LVIP Managed Risk American Growth Allocation Service Class                        6,088,001      38,994,379       45,082,380


                                                                              NET CHANGE         NET INCREASE
                                                                              IN UNREALIZED      (DECREASE) IN
                                                                              APPRECIATION OR    NET ASSETS
                                                                              DEPRECIATION       RESULTING
SUBACCOUNT                                                                    ON INVESTMENTS     FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                      $     73,608,720   $     93,313,344
American Funds Asset Allocation Class 2                                           517,245,279        628,205,328
American Funds Blue Chip Income and Growth Class 1                                 26,493,169         31,050,473
American Funds Blue Chip Income and Growth Class 2                                633,597,255        737,254,701
American Funds Bond Class 1                                                       (10,663,884)        (6,338,838)
American Funds Bond Class 2                                                      (166,870,146)      (114,246,926)
American Funds Cash Management Class 1                                                 34,112           (781,376)
American Funds Cash Management Class 2                                                905,754         (8,002,208)
American Funds Global Balanced Class 2                                              9,544,947         13,315,172
American Funds Global Bond Class 1                                                 (2,510,492)        (2,361,960)
American Funds Global Bond Class 2                                                (51,577,800)       (53,333,710)
American Funds Global Discovery Class 1                                            (2,197,128)         2,460,604
American Funds Global Discovery Class 2                                           (28,721,667)        35,649,173
American Funds Global Growth Class 1                                               21,209,348         27,769,276
American Funds Global Growth Class 2                                              330,574,528        403,267,584
American Funds Global Growth and Income Class 1                                    10,068,016         12,670,639
American Funds Global Growth and Income Class 2                                   200,797,675        255,495,041
American Funds Global Small Capitalization Class 1                                 17,911,271         21,452,773
American Funds Global Small Capitalization Class 2                                191,031,490        209,663,505
American Funds Growth Class 1                                                     281,552,054        336,368,539
American Funds Growth Class 2                                                   1,152,371,783      1,336,210,574
American Funds Growth-Income Class 1                                              338,016,921        400,823,553
American Funds Growth-Income Class 2                                            1,318,580,722      1,503,387,642
American Funds High-Income Bond Class 1                                               273,650          7,652,025
American Funds High-Income Bond Class 2                                            (4,332,558)        51,450,404
American Funds International Class 1                                               92,659,184        109,561,010
American Funds International Class 2                                              318,067,723        342,303,549
American Funds International Growth and Income Class 1                              1,725,608          2,624,945
American Funds International Growth and Income Class 2                             25,426,903         37,726,951
American Funds Managed Risk Asset Allocation Class P2                              13,327,112         14,461,669
American Funds Managed Risk Blue Chip Income and Growth Class P2                      963,711          1,187,600
American Funds Managed Risk Growth Class P2                                         1,071,711          1,183,062
American Funds Managed Risk Growth-Income Class P2                                    965,257          1,096,381
American Funds Managed Risk International Class P2                                    459,762            515,264
American Funds Mortgage Class 2                                                    (1,017,062)        (1,651,597)
American Funds New World Class 1                                                    3,123,519          7,013,576
American Funds New World Class 2                                                   52,326,744         83,858,240
American Funds U.S. Government/AAA-Rated Securities Class 1                       (10,573,367)        (6,592,520)
American Funds U.S. Government/AAA-Rated Securities Class 2                      (115,086,559)       (85,192,916)
LVIP American Balanced Allocation Standard Class                                    1,683,206          2,292,712
LVIP American Balanced Allocation Service Class                                    69,116,988         83,720,664
LVIP American Growth Allocation Standard Class                                      1,310,685          1,729,024
LVIP American Growth Allocation Service Class                                      86,824,481         99,642,287
LVIP American Income Allocation Standard Class                                        269,176            431,768
LVIP American Income Allocation Service Class                                       9,002,392         12,753,436
LVIP American Preservation Service Class                                           (1,934,502)        (2,286,939)
LVIP Managed Risk American Balanced Allocation Service Class                       64,639,501         99,808,395
LVIP Managed Risk American Growth Allocation Service Class                        180,354,740        224,913,193



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             AMERICAN         AMERICAN        AMERICAN
                                                                             FUNDS ASSET      FUNDS ASSET     FUNDS BLUE
                                                                             ALLOCATION       ALLOCATION      CHIP INCOME AND
                                                                             CLASS 1          CLASS 2         GROWTH CLASS 1
                                                                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  436,526,423   $ 2,928,006,499    $  94,168,418
Changes From Operations:
   - Net investment income (loss)                                               3,069,934        14,245,904          791,435
   - Net realized gain (loss) on investments                                   14,395,299        50,715,722        1,303,619
   - Net change in unrealized appreciation or depreciation on investments      44,138,964       346,274,402        9,700,845
                                                                           ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  61,604,197       411,236,028       11,795,899
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         2,822,239        59,355,231          704,762
   - Contract withdrawals and transfers to annuity reserves                   (52,101,367)     (333,143,424)     (10,758,139)
   - Contract transfers                                                        (8,295,169)      (55,388,255)       5,424,730
                                                                           ---------------  ----------------  ---------------
                                                                              (57,574,297)     (329,176,448)      (4,628,647)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                      58,352                --           17,442
   - Annuity Payments                                                            (513,108)         (487,505)         (54,208)
   - Receipt (reimbursement) of mortality guarantee adjustment                   (191,409)           16,880            1,665
                                                                           ---------------  ----------------  ---------------
                                                                                 (646,165)         (470,625)         (35,101)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (58,220,462)     (329,647,073)      (4,663,748)
                                                                           ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,383,735        81,588,955        7,132,151
                                                                           ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                               439,910,158     3,009,595,454      101,300,569
Changes From Operations:
   - Net investment income (loss)                                               1,177,370           731,671          840,112
   - Net realized gain (loss) on investments                                   18,527,254       110,228,378        3,717,192
   - Net change in unrealized appreciation or depreciation on investments      73,608,720       517,245,279       26,493,169
                                                                           ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  93,313,344       628,205,328       31,050,473
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,288,632        59,178,405          459,971
   - Contract withdrawals and transfers to annuity reserves                   (47,605,707)     (346,459,425)     (10,217,115)
   - Contract transfers                                                        (3,146,611)      (29,275,069)       4,197,907
                                                                           ---------------  ----------------  ---------------
                                                                              (47,463,686)     (316,556,089)      (5,559,237)
   Annuity Reserves:
   - Annuity Payments                                                            (545,767)         (579,433)         (62,730)
   - Receipt (reimbursement) of mortality guarantee adjustment                     37,975           (13,868)           2,381
                                                                           ---------------  ----------------  ---------------
                                                                                 (507,792)         (593,301)         (60,349)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (47,971,478)     (317,149,390)      (5,619,586)
                                                                           ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        45,341,866       311,055,938       25,430,887
                                                                           ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                            $  485,252,024   $ 3,320,651,392    $ 126,731,456
                                                                           ===============  ================  ===============



                                                                           AMERICAN
                                                                           FUNDS BLUE          AMERICAN          AMERICAN
                                                                           CHIP INCOME AND     FUNDS BOND        FUNDS BOND
                                                                           GROWTH CLASS 2      CLASS 1           CLASS 2
                                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 2,447,875,350   $  203,425,366   $ 3,124,159,261
Changes From Operations:
   - Net investment income (loss)                                               13,692,449        2,546,344        32,332,458
   - Net realized gain (loss) on investments                                    15,247,755        1,767,107        18,907,919
   - Net change in unrealized appreciation or depreciation on investments      265,554,693        3,796,872        69,080,048
                                                                           ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  294,494,897        8,110,323       120,320,425
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         61,378,455        1,263,759        86,998,941
   - Contract withdrawals and transfers to annuity reserves                   (239,827,447)     (23,750,191)     (308,256,243)
   - Contract transfers                                                        (31,960,851)      14,262,872       209,035,917
                                                                           ----------------  ---------------  ----------------
                                                                              (210,409,843)      (8,223,560)      (12,221,385)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                       32,112               --            55,207
   - Annuity Payments                                                             (213,430)        (174,820)         (261,975)
   - Receipt (reimbursement) of mortality guarantee adjustment                     (42,223)          18,429            16,950
                                                                           ----------------  ---------------  ----------------
                                                                                  (223,541)        (156,391)         (189,818)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (210,633,384)      (8,379,951)      (12,411,203)
                                                                           ----------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         83,861,513         (269,628)      107,909,222
                                                                           ----------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                              2,531,736,863      203,155,738     3,232,068,483
Changes From Operations:
   - Net investment income (loss)                                               12,196,532          864,447         8,673,786
   - Net realized gain (loss) on investments                                    91,460,914        3,460,599        43,949,434
   - Net change in unrealized appreciation or depreciation on investments      633,597,255      (10,663,884)     (166,870,146)
                                                                           ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  737,254,701       (6,338,838)     (114,246,926)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         47,904,064          804,069        50,983,337
   - Contract withdrawals and transfers to annuity reserves                   (277,123,241)     (19,941,523)     (317,994,651)
   - Contract transfers                                                       (135,556,012)      (7,661,396)      117,907,677
                                                                           ----------------  ---------------  ----------------
                                                                              (364,775,189)     (26,798,850)     (149,103,637)
   Annuity Reserves:
   - Annuity Payments                                                             (302,091)        (131,462)         (186,662)
   - Receipt (reimbursement) of mortality guarantee adjustment                     (13,012)         (13,434)           (5,970)
                                                                           ----------------  ---------------  ----------------
                                                                                  (315,103)        (144,896)         (192,632)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (365,090,292)     (26,943,746)     (149,296,269)
                                                                           ----------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        372,164,409      (33,282,584)     (263,543,195)
                                                                           ----------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 2,903,901,272   $  169,873,154   $ 2,968,525,288
                                                                           ================  ===============  ================


                                                                                                             AMERICAN
                                                                            AMERICAN        AMERICAN         FUNDS
                                                                            FUNDS CASH      FUNDS CASH       GLOBAL
                                                                            MANAGEMENT      MANAGEMENT       BALANCED
                                                                            CLASS 1         CLASS 2          CLASS 2
                                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  58,725,181   $  506,869,936   $  68,350,590
Changes From Operations:
   - Net investment income (loss)                                               (758,989)      (6,937,051)        180,441
   - Net realized gain (loss) on investments                                    (158,982)      (2,328,128)        742,170
   - Net change in unrealized appreciation or depreciation on investments         67,394          319,745       8,179,818
                                                                           --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   (850,577)      (8,945,434)      9,102,429
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          858,615       19,805,520      16,785,282
   - Contract withdrawals and transfers to annuity reserves                  (24,894,968)    (268,517,999)     (5,613,755)
   - Contract transfers                                                       18,785,318      194,009,209      26,096,665
                                                                           --------------  ---------------  --------------
                                                                              (5,251,035)     (54,703,270)     37,268,192
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                         --               --          (1,036)
   - Annuity Payments                                                            (37,795)        (238,326)          4,933
   - Receipt (reimbursement) of mortality guarantee adjustment                      (176)         (52,838)            (40)
                                                                           --------------  ---------------  --------------
                                                                                 (37,971)        (291,164)          3,857
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (5,289,006)     (54,994,434)     37,272,049
                                                                           --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (6,139,583)     (63,939,868)     46,374,478
                                                                           --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               52,585,598      442,930,068     114,725,068
Changes From Operations:
   - Net investment income (loss)                                               (660,554)      (6,146,585)        (80,613)
   - Net realized gain (loss) on investments                                    (154,934)      (2,761,377)      3,850,838
   - Net change in unrealized appreciation or depreciation on investments         34,112          905,754       9,544,947
                                                                           --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   (781,376)      (8,002,208)     13,315,172
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        2,250,658       23,585,048      11,958,462
   - Contract withdrawals and transfers to annuity reserves                  (19,017,893)    (323,166,720)     (8,546,094)
   - Contract transfers                                                        9,921,256      244,171,801      18,461,262
                                                                           --------------  ---------------  --------------
                                                                              (6,845,979)     (55,409,871)     21,873,630
   Annuity Reserves:
   - Annuity Payments                                                            (34,241)         (26,831)         (4,528)
   - Receipt (reimbursement) of mortality guarantee adjustment                         9           (2,879)             40
                                                                           --------------  ---------------  --------------
                                                                                 (34,232)         (29,710)         (4,488)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (6,880,211)     (55,439,581)     21,869,142
                                                                           --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (7,661,587)     (63,441,789)     35,184,314
                                                                           --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $  44,924,011   $  379,488,279   $ 149,909,382
                                                                           ==============  ===============  ==============



                                                                           AMERICAN         AMERICAN          AMERICAN
                                                                           FUNDS            FUNDS             FUNDS GLOBAL
                                                                           GLOBAL BOND      GLOBAL BOND       DISCOVERY
                                                                           CLASS 1          CLASS 2           CLASS 1
                                                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 61,238,268   $  1,214,990,647   $  12,208,297
Changes From Operations:
   - Net investment income (loss)                                               525,718          7,314,513         (87,939)
   - Net realized gain (loss) on investments                                  1,178,677         21,467,924         440,380
   - Net change in unrealized appreciation or depreciation on investments     1,223,837         26,926,230       1,942,929
                                                                           -------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 2,928,232         55,708,667       2,295,370
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         321,788         51,104,063          59,285
   - Contract withdrawals and transfers to annuity reserves                  (6,420,437)       (99,679,483)     (1,383,124)
   - Contract transfers                                                       3,885,158         68,790,924       1,471,059
                                                                           -------------  -----------------  --------------
                                                                             (2,213,491)        20,215,504         147,220
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                        --             22,346          10,465
   - Annuity Payments                                                           (34,464)           (59,637)         (6,771)
   - Receipt (reimbursement) of mortality guarantee adjustment                      174               (924)            (34)
                                                                           -------------  -----------------  --------------
                                                                                (34,290)           (38,215)          3,660
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (2,247,781)        20,177,289         150,880
                                                                           -------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         680,451         75,885,956       2,446,250
                                                                           -------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              61,918,719      1,290,876,603      14,654,547
Changes From Operations:
   - Net investment income (loss)                                              (856,144)       (19,565,508)        (15,808)
   - Net realized gain (loss) on investments                                  1,004,676         17,809,598       4,673,540
   - Net change in unrealized appreciation or depreciation on investments    (2,510,492)       (51,577,800)     (2,197,128)
                                                                           -------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                (2,361,960)       (53,333,710)      2,460,604
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         209,695         28,184,886           9,812
   - Contract withdrawals and transfers to annuity reserves                  (5,810,808)      (104,362,185)       (540,873)
   - Contract transfers                                                      (1,770,509)        94,713,598     (16,582,277)
                                                                           -------------  -----------------  --------------
                                                                             (7,371,622)        18,536,299     (17,113,338)
   Annuity Reserves:
   - Annuity Payments                                                           (28,010)           (67,031)         (1,813)
   - Receipt (reimbursement) of mortality guarantee adjustment                     (251)            (6,427)             --
                                                                           -------------  -----------------  --------------
                                                                                (28,261)           (73,458)         (1,813)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (7,399,883)        18,462,841     (17,115,151)
                                                                           -------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (9,761,843)       (34,870,869)    (14,654,547)
                                                                           -------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 52,156,876   $  1,256,005,734   $          --
                                                                           =============  =================  ==============


                                                                             AMERICAN
                                                                             FUNDS
                                                                             GLOBAL
                                                                             DISCOVERY
                                                                             CLASS 2
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  191,619,893
Changes From Operations:
   - Net investment income (loss)                                              (1,952,705)
   - Net realized gain (loss) on investments                                    4,127,532
   - Net change in unrealized appreciation or depreciation on investments      33,138,549
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  35,313,376
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         9,630,508
   - Contract withdrawals and transfers to annuity reserves                   (16,583,113)
   - Contract transfers                                                        (2,501,468)
                                                                           ---------------
                                                                               (9,454,073)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                          --
   - Annuity Payments                                                             (30,785)
   - Receipt (reimbursement) of mortality guarantee adjustment                         (5)
                                                                           ---------------
                                                                                  (30,790)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (9,484,863)
                                                                           ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        25,828,513
                                                                           ---------------
NET ASSETS AT DECEMBER 31, 2012                                               217,448,406
Changes From Operations:
   - Net investment income (loss)                                                (511,221)
   - Net realized gain (loss) on investments                                   64,882,061
   - Net change in unrealized appreciation or depreciation on investments     (28,721,667)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  35,649,173
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,422,037
   - Contract withdrawals and transfers to annuity reserves                    (7,868,837)
   - Contract transfers                                                      (248,646,923)
                                                                           ---------------
                                                                             (253,093,723)
   Annuity Reserves:
   - Annuity Payments                                                              (3,856)
   - Receipt (reimbursement) of mortality guarantee adjustment                         --
                                                                           ---------------
                                                                                   (3,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (253,097,579)
                                                                           ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (217,448,406)
                                                                           ---------------
NET ASSETS AT DECEMBER 31, 2013                                            $           --
                                                                           ===============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                            AMERICAN          AMERICAN       AMERICAN
                                                                            FUNDS             FUNDS          FUNDS GLOBAL
                                                                            GLOBAL            GLOBAL         GROWTH AND
                                                                            GROWTH            GROWTH         INCOME
                                                                            CLASS 1           CLASS 2        CLASS 1
                                                                            SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  95,331,833   $ 1,399,094,811   $ 62,176,980
Changes From Operations:
   - Net investment income (loss)                                               (295,843)       (8,923,022)       775,240
   - Net realized gain (loss) on investments                                   3,958,906        32,475,556        (15,599)
   - Net change in unrealized appreciation or depreciation on investments     15,288,470       252,157,565      8,722,840
                                                                           --------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 18,951,533       275,710,099      9,482,481
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          396,843        28,056,813        383,763
   - Contract withdrawals and transfers to annuity reserves                   (9,813,748)     (130,404,323)    (7,021,444)
   - Contract transfers                                                       (4,125,828)      (96,495,706)    (2,694,931)
                                                                           --------------  ----------------  -------------
                                                                             (13,542,733)     (198,843,216)    (9,332,612)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                         --                --             --
   - Annuity Payments                                                           (117,401)         (213,511)       (20,092)
   - Receipt (reimbursement) of mortality guarantee adjustment                       176           (51,412)           515
                                                                           --------------  ----------------  -------------
                                                                                (117,225)         (264,923)       (19,577)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (13,659,958)     (199,108,139)    (9,352,189)
                                                                           --------------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        5,291,575        76,601,960        130,292
                                                                           --------------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                              100,623,408     1,475,696,771     62,307,272
Changes From Operations:
   - Net investment income (loss)                                                132,724        (3,304,186)     1,359,288
   - Net realized gain (loss) on investments                                   6,427,204        75,997,242      1,243,335
   - Net change in unrealized appreciation or depreciation on investments     21,209,348       330,574,528     10,068,016
                                                                           --------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 27,769,276       403,267,584     12,670,639
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          625,215        27,693,715        335,891
   - Contract withdrawals and transfers to annuity reserves                  (10,784,992)     (158,653,412)    (5,525,246)
   - Contract transfers                                                       11,292,442       147,389,525        583,217
                                                                           --------------  ----------------  -------------
                                                                               1,132,665        16,429,828     (4,606,138)
   Annuity Reserves:
   - Annuity Payments                                                           (130,033)         (245,858)       (22,200)
   - Receipt (reimbursement) of mortality guarantee adjustment                    (7,828)            4,058            (75)
                                                                           --------------  ----------------  -------------
                                                                                (137,861)         (241,800)       (22,275)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             994,804        16,188,028     (4,628,413)
                                                                           --------------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       28,764,080       419,455,612      8,042,226
                                                                           --------------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 129,387,488   $ 1,895,152,383   $ 70,349,498
                                                                           ==============  ================  =============


                                                                             AMERICAN        AMERICAN        AMERICAN
                                                                             FUNDS GLOBAL    FUNDS           FUNDS
                                                                             GROWTH AND      GLOBAL SMALL    GLOBAL SMALL
                                                                             INCOME          CAPITALIZATION  CAPITALIZATION
                                                                             CLASS 2         CLASS 1         CLASS 2
                                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,264,546,339   $  82,784,288   $ 788,704,578
Changes From Operations:
   - Net investment income (loss)                                               12,660,482         146,246      (1,110,073)
   - Net realized gain (loss) on investments                                      (810,486)        786,790      (2,903,591)
   - Net change in unrealized appreciation or depreciation on investments      177,671,119      11,983,250     130,218,706
                                                                           ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  189,521,115      12,916,286     126,205,042
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         31,440,830         398,485      24,314,151
   - Contract withdrawals and transfers to annuity reserves                   (104,522,633)     (8,540,819)    (72,633,728)
   - Contract transfers                                                        (84,061,904)     (4,352,562)    (29,531,182)
                                                                           ----------------  --------------  --------------
                                                                              (157,143,707)    (12,494,896)    (77,850,759)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                           --           3,488          21,410
   - Annuity Payments                                                             (110,033)        (84,181)       (135,579)
   - Receipt (reimbursement) of mortality guarantee adjustment                      (2,577)          2,580           3,002
                                                                           ----------------  --------------  --------------
                                                                                  (112,610)        (78,113)       (111,167)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (157,256,317)    (12,573,009)    (77,961,926)
                                                                           ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         32,264,798         343,277      48,243,116
                                                                           ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              1,296,811,137      83,127,565     836,947,694
Changes From Operations:
   - Net investment income (loss)                                               23,373,998        (462,022)     (5,447,369)
   - Net realized gain (loss) on investments                                    31,323,368       4,003,524      24,079,384
   - Net change in unrealized appreciation or depreciation on investments      200,797,675      17,911,271     191,031,490
                                                                           ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  255,495,041      21,452,773     209,663,505
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         27,679,248         553,774      19,137,847
   - Contract withdrawals and transfers to annuity reserves                   (121,443,083)     (7,798,385)    (83,351,802)
   - Contract transfers                                                        (38,968,433)     (2,138,882)    (30,522,526)
                                                                           ----------------  --------------  --------------
                                                                              (132,732,268)     (9,383,493)    (94,736,481)
   Annuity Reserves:
   - Annuity Payments                                                             (116,488)        (86,716)       (132,182)
   - Receipt (reimbursement) of mortality guarantee adjustment                     (14,402)          5,645          20,185
                                                                           ----------------  --------------  --------------
                                                                                  (130,890)        (81,071)       (111,997)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (132,863,158)     (9,464,564)    (94,848,478)
                                                                           ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        122,631,883      11,988,209     114,815,027
                                                                           ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,419,443,020   $  95,115,774   $ 951,762,721
                                                                           ================  ==============  ==============



                                                                             AMERICAN           AMERICAN        AMERICAN
                                                                             FUNDS              FUNDS           FUNDS
                                                                             GROWTH             GROWTH          GROWTH-INCOME
                                                                             CLASS 1            CLASS 2         CLASS 1
                                                                             SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,252,010,276   $ 4,985,307,697   $ 1,332,925,252
Changes From Operations:
   - Net investment income (loss)                                               (4,702,626)      (38,068,549)        5,488,477
   - Net realized gain (loss) on investments                                    42,882,053        69,775,815        32,749,408
   - Net change in unrealized appreciation or depreciation on investments      158,927,486       744,269,943       166,337,594
                                                                           ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  197,106,913       775,977,209       204,575,479
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          6,899,897        95,292,384         7,991,250
   - Contract withdrawals and transfers to annuity reserves                   (146,282,658)     (496,491,028)     (153,988,820)
   - Contract transfers                                                        (57,729,054)     (244,827,038)      (49,291,879)
                                                                           ----------------  ----------------  ----------------
                                                                              (197,111,815)     (646,025,682)     (195,289,449)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                       10,465            35,128            61,662
   - Annuity Payments                                                             (975,608)         (458,600)       (1,105,670)
   - Receipt (reimbursement) of mortality guarantee adjustment                    (345,020)           14,151          (406,522)
                                                                           ----------------  ----------------  ----------------
                                                                                (1,310,163)         (409,321)       (1,450,530)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (198,421,978)     (646,435,003)     (196,739,979)
                                                                           ----------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,315,065)      129,542,206         7,835,500
                                                                           ----------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                              1,250,695,211     5,114,849,903     1,340,760,752
Changes From Operations:
   - Net investment income (loss)                                               (3,039,006)      (31,992,338)        2,399,314
   - Net realized gain (loss) on investments                                    57,855,491       215,831,129        60,407,318
   - Net change in unrealized appreciation or depreciation on investments      281,552,054     1,152,371,783       338,016,921
                                                                           ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  336,368,539     1,336,210,574       400,823,553
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          8,237,268        82,205,079        11,296,763
   - Contract withdrawals and transfers to annuity reserves                   (130,347,917)     (553,724,163)     (158,976,912)
   - Contract transfers                                                        (32,846,748)     (297,243,405)      (37,347,149)
                                                                           ----------------  ----------------  ----------------
                                                                              (154,957,397)     (768,762,489)     (185,027,298)
   Annuity Reserves:
   - Annuity Payments                                                           (1,092,922)         (551,686)       (1,244,072)
   - Receipt (reimbursement) of mortality guarantee adjustment                      97,327           (71,209)            2,928
                                                                           ----------------  ----------------  ----------------
                                                                                  (995,595)         (622,895)       (1,241,144)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (155,952,992)     (769,385,384)     (186,268,442)
                                                                           ----------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        180,415,547       566,825,190       214,555,111
                                                                           ----------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,431,110,758   $ 5,681,675,093   $ 1,555,315,863
                                                                           ================  ================  ================



                                                                            AMERICAN           AMERICAN         AMERICAN
                                                                            FUNDS              FUNDS            FUNDS
                                                                            GROWTH-INCOME      HIGH-INCOME      HIGH-INCOME
                                                                            CLASS 2            BOND CLASS 1     BOND CLASS 2
                                                                            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  5,021,092,569   $ 149,166,319   $ 1,013,611,183
Changes From Operations:
   - Net investment income (loss)                                                 6,974,446       8,746,451        59,871,308
   - Net realized gain (loss) on investments                                     29,920,291        (390,665)        2,029,383
   - Net change in unrealized appreciation or depreciation on investments       723,433,657       9,427,379        58,151,162
                                                                           -----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   760,328,394      17,783,165       120,051,853
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          93,320,224         753,274        23,590,257
   - Contract withdrawals and transfers to annuity reserves                    (525,915,654)    (18,990,346)     (112,462,274)
   - Contract transfers                                                        (213,283,445)      4,642,557        33,089,355
                                                                           -----------------  --------------  ----------------
                                                                               (645,878,875)    (13,594,515)      (55,782,662)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                            --              --                --
   - Annuity Payments                                                              (818,565)       (176,205)         (215,273)
   - Receipt (reimbursement) of mortality guarantee adjustment                       37,776           6,931             2,670
                                                                           -----------------  --------------  ----------------
                                                                                   (780,789)       (169,274)         (212,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (646,659,664)    (13,763,789)      (55,995,265)
                                                                           -----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         113,668,730       4,019,376        64,056,588
                                                                           -----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                               5,134,761,299     153,185,695     1,077,667,771
Changes From Operations:
   - Net investment income (loss)                                                (6,622,912)      7,366,553        51,423,180
   - Net realized gain (loss) on investments                                    191,429,832          11,822         4,359,782
   - Net change in unrealized appreciation or depreciation on investments     1,318,580,722         273,650        (4,332,558)
                                                                           -----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 1,503,387,642       7,652,025        51,450,404
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          76,841,526         872,515        15,536,744
   - Contract withdrawals and transfers to annuity reserves                    (605,081,830)    (17,442,990)     (124,776,627)
   - Contract transfers                                                        (273,036,959)     (6,489,583)      (10,658,988)
                                                                           -----------------  --------------  ----------------
                                                                               (801,277,263)    (23,060,058)     (119,898,871)
   Annuity Reserves:
   - Annuity Payments                                                              (897,158)       (161,352)         (221,942)
   - Receipt (reimbursement) of mortality guarantee adjustment                       (4,938)         (1,319)           (6,566)
                                                                           -----------------  --------------  ----------------
                                                                                   (902,096)       (162,671)         (228,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (802,179,359)    (23,222,729)     (120,127,379)
                                                                           -----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         701,208,283     (15,570,704)      (68,676,975)
                                                                           -----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                            $  5,835,969,582   $ 137,614,991   $ 1,008,990,796
                                                                           =================  ==============  ================



                                                                            AMERICAN
                                                                            FUNDS
                                                                            INTERNATIONAL
                                                                            CLASS 1
                                                                            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 586,376,453
Changes From Operations:
   - Net investment income (loss)                                              1,626,121
   - Net realized gain (loss) on investments                                   5,662,627
   - Net change in unrealized appreciation or depreciation on investments     82,717,128
                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 90,005,876
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        3,148,374
   - Contract withdrawals and transfers to annuity reserves                  (62,160,699)
   - Contract transfers                                                      (31,111,697)
                                                                           --------------
                                                                             (90,124,022)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                      6,977
   - Annuity Payments                                                           (502,258)
   - Receipt (reimbursement) of mortality guarantee adjustment                  (337,278)
                                                                           --------------
                                                                                (832,559)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (90,956,581)
                                                                           --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (950,705)
                                                                           --------------
NET ASSETS AT DECEMBER 31, 2012                                              585,425,748
Changes From Operations:
   - Net investment income (loss)                                              1,075,571
   - Net realized gain (loss) on investments                                  15,826,255
   - Net change in unrealized appreciation or depreciation on investments     92,659,184
                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                109,561,010
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        4,590,018
   - Contract withdrawals and transfers to annuity reserves                  (58,199,195)
   - Contract transfers                                                      (22,533,867)
                                                                           --------------
                                                                             (76,143,044)
   Annuity Reserves:
   - Annuity Payments                                                           (545,111)
   - Receipt (reimbursement) of mortality guarantee adjustment                    61,645
                                                                           --------------
                                                                                (483,466)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (76,626,510)
                                                                           --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       32,934,500
                                                                           --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 618,360,248
                                                                           ==============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                               AMERICAN        AMERICAN
                                                                                               FUNDS           FUNDS
                                                                             AMERICAN          INTERNATIONAL   INTERNATIONAL
                                                                             FUNDS             GROWTH AND      GROWTH AND
                                                                             INTERNATIONAL     INCOME          INCOME
                                                                             CLASS 2           CLASS 1         CLASS 2
                                                                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 1,782,903,832   $  14,148,397   $ 190,734,350
Changes From Operations:
   - Net investment income (loss)                                                (1,441,645)        137,674       1,408,141
   - Net realized gain (loss) on investments                                    (13,636,844)         71,219       1,315,581
   -Net change in unrealized appreciation or depreciation on investments        292,453,569       1,837,376      25,676,807
                                                                            ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   277,375,080       2,046,269      28,400,529
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          31,610,648         136,255      13,818,834
   - Contract withdrawals and transfers to annuity reserves                    (162,669,952)     (1,637,742)    (11,949,506)
   - Contract transfers                                                         (77,831,561)        179,001      (4,430,005)
                                                                            ----------------  --------------  --------------
                                                                               (208,890,865)     (1,322,486)     (2,560,677)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                        27,848              --              --
   - Annuity Payments                                                              (151,315)         (9,049)        (10,362)
   - Receipt (reimbursement) of mortality guarantee adjustment                        7,125             116            (110)
                                                                            ----------------  --------------  --------------
                                                                                   (116,342)         (8,933)        (10,472)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (209,007,207)     (1,331,419)     (2,571,149)
                                                                            ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          68,367,873         714,850      25,829,380
                                                                            ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                               1,851,271,705      14,863,247     216,563,730
Changes From Operations:
   - Net investment income (loss)                                                (3,434,736)        224,165       2,331,602
   - Net realized gain (loss) on investments                                     27,670,562         675,172       9,968,446
   - Net change in unrealized appreciation or depreciation on investments       318,067,723       1,725,608      25,426,903
                                                                            ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   342,303,549       2,624,945      37,726,951
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          28,576,842         112,010      10,334,227
   - Contract withdrawals and transfers to annuity reserves                    (178,855,489)       (986,168)    (14,723,078)
   - Contract transfers                                                         (73,940,644)      1,282,666      (2,142,420)
                                                                            ----------------  --------------  --------------
                                                                               (224,219,291)        408,508      (6,531,271)
   Annuity Reserves:
   - Annuity Payments                                                              (171,345)         (7,468)        (15,588)
   - Receipt (reimbursement) of mortality guarantee adjustment                        1,231             229          (1,215)
                                                                            ----------------  --------------  --------------
                                                                                   (170,114)         (7,239)        (16,803)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (224,389,405)        401,269      (6,548,074)
                                                                            ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         117,914,144       3,026,214      31,178,877
                                                                            ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 1,969,185,849   $  17,889,461   $ 247,742,607
                                                                            ================  ==============  ==============


                                                                                              AMERICAN
                                                                                              FUNDS
                                                                              AMERICAN        MANAGED         AMERICAN
                                                                              FUNDS           RISK            FUNDS
                                                                              MANAGED         BLUE CHIP       MANAGED
                                                                              RISK ASSET      INCOME AND      RISK
                                                                              ALLOCATION      GROWTH          GROWTH
                                                                              CLASS P2        CLASS P2        CLASS P2
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $           --   $         --   $          --
Changes From Operations:
   - Net investment income (loss)                                                   26,082             --              --
   - Net realized gain (loss) on investments                                           (94)            --              --
   -Net change in unrealized appreciation or depreciation on investments           (16,057)            --              --
                                                                            ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        9,931             --              --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          3,104,149             --              --
   - Contract withdrawals and transfers to annuity reserves                         (2,298)            --              --
   - Contract transfers                                                          2,562,089             --              --
                                                                            ---------------  -------------  --------------
                                                                                 5,663,940             --              --
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                           --             --              --
   - Annuity Payments                                                                   --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --             --              --
                                                                            ---------------  -------------  --------------
                                                                                        --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             5,663,940             --              --
                                                                            ---------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,673,871             --              --
                                                                            ---------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  5,673,871             --              --
Changes From Operations:
   - Net investment income (loss)                                                  432,394        166,345          27,182
   - Net realized gain (loss) on investments                                       702,163         57,544          84,169
   - Net change in unrealized appreciation or depreciation on investments       13,327,112        963,711       1,071,711
                                                                            ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   14,461,669      1,187,600       1,183,062
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        121,327,929      8,692,956      12,283,810
   - Contract withdrawals and transfers to annuity reserves                     (5,135,116)      (160,613)       (136,252)
   - Contract transfers                                                         81,675,963      9,912,827       8,431,005
                                                                            ---------------  -------------  --------------
                                                                               197,868,776     18,445,170      20,578,563
   Annuity Reserves:
   - Annuity Payments                                                                   --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --             --              --
                                                                            ---------------  -------------  --------------
                                                                                        --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           197,868,776     18,445,170      20,578,563
                                                                            ---------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        212,330,445     19,632,770      21,761,625
                                                                            ---------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                             $  218,004,316   $ 19,632,770   $  21,761,625
                                                                            ===============  =============  ==============




                                                                            AMERICAN          AMERICAN
                                                                            FUNDS             FUNDS
                                                                            MANAGED           MANAGED         AMERICAN
                                                                            RISK              RISK            FUNDS
                                                                            GROWTH-INCOME     INTERNATIONAL   MORTGAGE
                                                                            CLASS P2          CLASS P2        CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $          --   $          --   $  20,869,098
Changes From Operations:
   - Net investment income (loss)                                                       --              --        (417,429)
   - Net realized gain (loss) on investments                                            --              --         536,960
   -Net change in unrealized appreciation or depreciation on investments                --              --           8,152
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --              --         127,683
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --              --       7,517,084
   - Contract withdrawals and transfers to annuity reserves                             --              --      (3,503,877)
   - Contract transfers                                                                 --              --      22,896,594
                                                                            ---------------  --------------  --------------
                                                                                        --              --      26,909,801
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                           --              --              --
   - Annuity Payments                                                                   --              --           6,444
   - Receipt (reimbursement) of mortality guarantee adjustment                          --              --             (10)
                                                                            ---------------  --------------  --------------
                                                                                        --              --           6,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --              --      26,916,235
                                                                            ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --              --      27,043,918
                                                                            ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                         --              --      47,913,016
Changes From Operations:
   - Net investment income (loss)                                                   71,035          32,231        (595,575)
   - Net realized gain (loss) on investments                                        60,089          23,271         (38,960)
   - Net change in unrealized appreciation or depreciation on investments          965,257         459,762      (1,017,062)
                                                                            ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,096,381         515,264      (1,651,597)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          8,849,196       6,635,030       2,882,072
   - Contract withdrawals and transfers to annuity reserves                       (144,577)       (127,080)     (4,161,920)
   - Contract transfers                                                          6,266,658       4,155,202       2,799,437
                                                                            ---------------  --------------  --------------
                                                                                14,971,277      10,663,152       1,519,589
   Annuity Reserves:
   - Annuity Payments                                                                   --              --            (982)
   - Receipt (reimbursement) of mortality guarantee adjustment                          --              --               1
                                                                            ---------------  --------------  --------------
                                                                                        --              --            (981)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            14,971,277      10,663,152       1,518,608
                                                                            ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         16,067,658      11,178,416        (132,989)
                                                                            ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  16,067,658   $  11,178,416   $  47,780,027
                                                                            ===============  ==============  ==============




                                                                                                              AMERICAN
                                                                                                              FUNDS U.S.
                                                                             AMERICAN         AMERICAN        GOVERNMENT/
                                                                             FUNDS            FUNDS           AAA-RATED
                                                                             NEW WORLD        NEW WORLD       SECURITIES
                                                                             CLASS 1          CLASS 2         CLASS 1
                                                                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  79,263,718   $  873,050,266   $  183,749,408
Changes From Operations:
   - Net investment income (loss)                                                (169,411)      (4,540,224)        (362,697)
   - Net realized gain (loss) on investments                                    2,596,425       19,752,864        7,072,746
   -Net change in unrealized appreciation or depreciation on investments        9,623,873      119,141,997       (5,337,811)
                                                                            --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  12,050,887      134,354,637        1,372,238
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           228,114       25,975,001        1,032,070
   - Contract withdrawals and transfers to annuity reserves                    (8,752,557)     (73,116,543)     (20,735,087)
   - Contract transfers                                                        (4,186,835)     (53,391,366)       3,678,578
                                                                            --------------  ---------------  ---------------
                                                                              (12,711,278)    (100,532,908)     (16,024,439)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                       3,488               --               --
   - Annuity Payments                                                             (48,313)        (106,573)        (137,997)
   - Receipt (reimbursement) of mortality guarantee adjustment                      2,258            8,450          (14,811)
                                                                            --------------  ---------------  ---------------
                                                                                  (42,567)         (98,123)        (152,808)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (12,753,845)    (100,631,031)     (16,177,247)
                                                                            --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (702,958)      33,723,606      (14,805,009)
                                                                            --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                78,560,760      906,773,872      168,944,399
Changes From Operations:
   - Net investment income (loss)                                                 107,622       (1,299,387)        (833,869)
   - Net realized gain (loss) on investments                                    3,782,435       32,830,883        4,814,716
   - Net change in unrealized appreciation or depreciation on investments       3,123,519       52,326,744      (10,573,367)
                                                                            --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   7,013,576       83,858,240       (6,592,520)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           341,063       18,559,110        1,933,495
   - Contract withdrawals and transfers to annuity reserves                    (6,793,001)     (83,710,201)     (17,899,871)
   - Contract transfers                                                        (5,269,538)      (8,697,034)      (9,307,416)
                                                                            --------------  ---------------  ---------------
                                                                              (11,721,476)     (73,848,125)     (25,273,792)
   Annuity Reserves:
   - Annuity Payments                                                             (45,727)         (95,689)        (103,941)
   - Receipt (reimbursement) of mortality guarantee adjustment                      3,904           12,818          (32,589)
                                                                            --------------  ---------------  ---------------
                                                                                  (41,823)         (82,871)        (136,530)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (11,763,299)     (73,930,996)     (25,410,322)
                                                                            --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (4,749,723)       9,927,244      (32,002,842)
                                                                            --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  73,811,037   $  916,701,116   $  136,941,557
                                                                            ==============  ===============  ===============




                                                                              AMERICAN
                                                                              FUNDS U.S.
                                                                              GOVERNMENT/
                                                                              AAA-RATED
                                                                              SECURITIES
                                                                              CLASS 2
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  1,902,410,925
Changes From Operations:
   - Net investment income (loss)                                                (10,745,567)
   - Net realized gain (loss) on investments                                      67,307,860
   -Net change in unrealized appreciation or depreciation on investments         (50,050,323)
                                                                            -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      6,511,970
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           70,795,351
   - Contract withdrawals and transfers to annuity reserves                     (189,141,524)
   - Contract transfers                                                          111,899,973
                                                                            -----------------
                                                                                  (6,446,200)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                         32,745
   - Annuity Payments                                                               (147,003)
   - Receipt (reimbursement) of mortality guarantee adjustment                        11,616
                                                                            -----------------
                                                                                    (102,642)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (6,548,842)
                                                                            -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (36,872)
                                                                            -----------------
NET ASSETS AT DECEMBER 31, 2012                                                1,902,374,053
Changes From Operations:
   - Net investment income (loss)                                                (16,391,051)
   - Net realized gain (loss) on investments                                      46,284,694
   - Net change in unrealized appreciation or depreciation on investments       (115,086,559)
                                                                            -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    (85,192,916)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           37,147,113
   - Contract withdrawals and transfers to annuity reserves                     (184,055,497)
   - Contract transfers                                                           48,222,381
                                                                            -----------------
                                                                                 (98,686,003)
   Annuity Reserves:
   - Annuity Payments                                                               (112,388)
   - Receipt (reimbursement) of mortality guarantee adjustment                        10,328
                                                                            -----------------
                                                                                    (102,060)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (98,788,063)
                                                                            -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (183,980,979)
                                                                            -----------------
NET ASSETS AT DECEMBER 31, 2013                                             $  1,718,393,074
                                                                            =================





See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP AMERICAN    LVIP AMERICAN     LVIP AMERICAN
                                                                              BALANCED         BALANCED          GROWTH
                                                                              ALLOCATION       ALLOCATION        ALLOCATION
                                                                              STANDARD CLASS   SERVICE CLASS     STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   9,787,588   $   444,297,586   $   7,974,794
Changes From Operations:
   - Net investment income (loss)                                                    235,029         6,470,858         116,196
   - Net realized gain (loss) on investments                                         131,201         4,372,713         100,516
   - Net change in unrealized appreciation or depreciation on investments            810,783        37,850,409         742,546
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,177,013        48,693,980         959,258
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              355,378        98,026,209          50,125
   - Contract withdrawals and transfers to annuity reserves                       (1,548,039)      (38,933,398)     (1,333,326)
   - Contract transfers                                                            7,182,435       107,028,576       2,233,541
                                                                              ---------------  ----------------  ---------------
                                                                                   5,989,774       166,121,387         950,340
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                             --                --              --
   - Annuity Payments                                                                (14,228)          (36,351)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                        (6,843)           (7,235)             --
                                                                              ---------------  ----------------  ---------------
                                                                                     (21,071)          (43,586)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               5,968,703       166,077,801         950,340
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            7,145,716       214,771,781       1,909,598
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                   16,933,304       659,069,367       9,884,392
Changes From Operations:
   - Net investment income (loss)                                                     98,969           194,712          60,345
   - Net realized gain (loss) on investments                                         510,537        14,408,964         357,994
   - Net change in unrealized appreciation or depreciation on investments          1,683,206        69,116,988       1,310,685
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      2,292,712        83,720,664       1,729,024
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               49,507        32,253,589         221,136
   - Contract withdrawals and transfers to annuity reserves                       (1,269,653)      (46,392,638)       (651,538)
   - Contract transfers                                                            2,296,431        14,022,646       2,612,768
                                                                              ---------------  ----------------  ---------------
                                                                                   1,076,285          (116,403)      2,182,366
   Annuity Reserves:
   - Annuity Payments                                                                (27,368)          (40,958)         (3,752)
   - Receipt (reimbursement) of mortality guarantee adjustment                         2,816            (3,738)        (12,140)
                                                                              ---------------  ----------------  ---------------
                                                                                     (24,552)          (44,696)        (15,892)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               1,051,733          (161,099)      2,166,474
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            3,344,445        83,559,565       3,895,498
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $  20,277,749   $   742,628,932   $  13,779,890
                                                                              ===============  ================  ===============



                                                                              LVIP AMERICAN    LVIP AMERICAN     LVIP AMERICAN
                                                                              GROWTH           INCOME            INCOME
                                                                              ALLOCATION       ALLOCATION        ALLOCATION
                                                                              SERVICE CLASS    STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  436,977,287     $ 2,869,472    $   126,838,910
Changes From Operations:
   - Net investment income (loss)                                                  5,897,313         103,715          2,505,408
   - Net realized gain (loss) on investments                                       3,127,569          43,383          1,751,845
   - Net change in unrealized appreciation or depreciation on investments         45,094,051         134,062          5,520,116
                                                                              ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     54,118,933         281,160          9,777,369
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          114,378,992         146,822         25,166,821
   - Contract withdrawals and transfers to annuity reserves                      (25,439,599)       (692,061)       (14,067,765)
   - Contract transfers                                                           42,589,439       3,147,468         41,958,279
                                                                              ---------------  ---------------  ----------------
                                                                                 131,528,832       2,602,229         53,057,335
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                             --              --                 --
   - Annuity Payments                                                                     --         (26,801)                --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --          (7,908)                --
                                                                              ---------------  ---------------  ----------------
                                                                                          --         (34,709)                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             131,528,832       2,567,520         53,057,335
                                                                              ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          185,647,765       2,848,680         62,834,704
                                                                              ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  622,625,052       5,718,152        189,673,614
Changes From Operations:
   - Net investment income (loss)                                                     86,446          33,476            133,355
   - Net realized gain (loss) on investments                                      12,731,360         129,116          3,617,689
   - Net change in unrealized appreciation or depreciation on investments         86,824,481         269,176          9,002,392
                                                                              ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     99,642,287         431,768         12,753,436
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           40,086,221          99,331          7,510,794
   - Contract withdrawals and transfers to annuity reserves                      (35,810,838)       (747,938)       (16,730,097)
   - Contract transfers                                                           29,916,119         785,555          8,155,813
                                                                              ---------------  ---------------  ----------------
                                                                                  34,191,502         136,948         (1,063,490)
   Annuity Reserves:
   - Annuity Payments                                                                 (4,239)        (27,015)              (276)
   - Receipt (reimbursement) of mortality guarantee adjustment                        (3,839)             38               (654)
                                                                              ---------------  ---------------  ----------------
                                                                                      (8,078)        (26,977)              (930)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              34,183,424         109,971         (1,064,420)
                                                                              ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          133,825,711         541,739         11,689,016
                                                                              ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  756,450,763     $ 6,259,891    $   201,362,630
                                                                              ===============  ===============  ================


                                                                                                LVIP MANAGED     LVIP MANAGED
                                                                                                RISK AMERICAN    RISK AMERICAN
                                                                               LVIP AMERICAN    BALANCED         BALANCED
                                                                               PRESERVATION     ALLOCATION       ALLOCATION
                                                                               SERVICE CLASS    STANDARD CLASS   SERVICE CLASS
                                                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $           --    $        --    $             --
Changes From Operations:
   - Net investment income (loss)                                                     (15,247)        (1,076)          3,131,367
   - Net realized gain (loss) on investments                                             (767)       (26,013)            350,592
   - Net change in unrealized appreciation or depreciation on investments             (27,792)            --           7,265,510
                                                                              ----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         (43,806)       (27,089)         10,747,469
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             7,832,226         73,010         289,360,589
   - Contract withdrawals and transfers to annuity reserves                          (914,982)      (721,612)         (7,402,160)
   - Contract transfers                                                            24,290,938        675,691         251,703,094
                                                                              ----------------  --------------  -----------------
                                                                                   31,208,182         27,089         533,661,523
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                              --             --                  --
   - Annuity Payments                                                                      --             --                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                             --             --              52,643
                                                                              ----------------  --------------  -----------------
                                                                                           --             --              52,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               31,208,182         27,089         533,714,166
                                                                              ----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            31,164,376             --         544,461,635
                                                                              ----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                    31,164,376             --         544,461,635
Changes From Operations:
   - Net investment income (loss)                                                    (170,664)            --           2,582,083
   - Net realized gain (loss) on investments                                         (181,773)            --          32,586,811
   - Net change in unrealized appreciation or depreciation on investments          (1,934,502)            --          64,639,501
                                                                              ----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (2,286,939)            --          99,808,395
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            58,654,697             --         427,857,063
   - Contract withdrawals and transfers to annuity reserves                        (8,298,647)            --         (44,701,320)
   - Contract transfers                                                            76,300,982             --         297,031,970
                                                                              ----------------  --------------  -----------------
                                                                                  126,657,032             --         680,187,713
   Annuity Reserves:
   - Annuity Payments                                                                      --             --                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                             --             --                  --
                                                                              ----------------  --------------  -----------------
                                                                                           --             --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              126,657,032             --         680,187,713
                                                                              ----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           124,370,093             --         779,996,108
                                                                              ----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                                $  155,534,469    $        --    $  1,324,457,743
                                                                              ================  ==============  =================


                                                                              LVIP MANAGED     LVIP MANAGED
                                                                              RISK AMERICAN    RISK AMERICAN
                                                                              GROWTH           GROWTH
                                                                              ALLOCATION       ALLOCATION
                                                                              STANDARD CLASS   SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $       --    $             --
Changes From Operations:
   - Net investment income (loss)                                                     (680)          3,720,508
   - Net realized gain (loss) on investments                                       (26,008)            402,874
   - Net change in unrealized appreciation or depreciation on investments               --          14,085,523
                                                                              --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (26,688)         18,208,905
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             22,343         472,722,857
   - Contract withdrawals and transfers to annuity reserves                           (520)         (7,669,419)
   - Contract transfers                                                              4,865         277,491,714
                                                                              --------------  -----------------
                                                                                    26,688         742,545,152
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                           --                  --
   - Annuity Payments                                                                   --                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --              53,090
                                                                              --------------  -----------------
                                                                                        --              53,090
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                26,688         742,598,242
                                                                              --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --         760,807,147
                                                                              --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                         --         760,807,147
Changes From Operations:
   - Net investment income (loss)                                                       --            (523,927)
   - Net realized gain (loss) on investments                                            --          45,082,380
   - Net change in unrealized appreciation or depreciation on investments               --         180,354,740
                                                                              --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --         224,913,193
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --         997,162,330
   - Contract withdrawals and transfers to annuity reserves                             --         (55,373,538)
   - Contract transfers                                                                 --         533,406,382
                                                                              --------------  -----------------
                                                                                        --       1,475,195,174
   Annuity Reserves:
   - Annuity Payments                                                                   --                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --                  --
                                                                              --------------  -----------------
                                                                                        --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --       1,475,195,174
                                                                              --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --       1,700,108,367
                                                                              --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                                 $       --    $  2,460,915,514
                                                                              ==============  =================



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on August 1, 1989, are part of the operations of the Company. The Variable Account consists of fourteen products as follows:

  -     American Legacy II                               -     American Legacy III
  -     American Legacy III                                  View
  -     American Legacy III                              -     American Legacy
     (B Class)                                               Design
  -     American Legacy                                  -     American Legacy
     Shareholder's                                           Signature
     Advantage                                           -     American Legacy
  -     American Legacy                                      Fusion
     Shareholder's                                       -     American Legacy
     Advantage (A Class)                                     Series B Share
  -     American Legacy III                              -     American Legacy
     Plus                                                    Series C Share
  -     American Legacy III                              -     American Legacy
     C Share                                                 Series L Share

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of fifty-six mutual funds (the Funds) of two diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (American Funds):
   American Funds Asset Allocation Class 1 Fund
   American Funds Asset Allocation Class 2 Fund
   American Funds Blue Chip Income and Growth Class 1 Fund
   American Funds Blue Chip Income and Growth Class 2 Fund
   American Funds Bond Class 1 Fund
   American Funds Bond Class 2 Fund
   American Funds Cash Management Class 1 Fund
   American Funds Cash Management Class 2 Fund
   American Funds Global Balanced Class 1 Fund**
   American Funds Global Balanced Class 2 Fund
   American Funds Global Bond Class 1 Fund
   American Funds Global Bond Class 2 Fund
   American Funds Global Growth Class 1 Fund
   American Funds Global Growth Class 2 Fund
   American Funds Global Growth and Income Class 1 Fund
   American Funds Global Growth and Income Class 2 Fund
   American Funds Global Small Capitalization Class 1 Fund
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 1 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 1 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 1 Fund
   American Funds High-Income Bond Class 2 Fund
   American Funds International Class 1 Fund
   American Funds International Class 2 Fund
   American Funds International Growth and Income Class 1 Fund
   American Funds International Growth and Income Class 2 Fund
   American Funds Managed Risk Asset Allocation Class P1 Fund**
   American Funds Managed Risk Asset Allocation Class P2 Fund
   American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund** American Funds Managed Risk Blue Chip Income and Growth Class P2 Fund American Funds Managed Risk Growth Class P1 Fund**
   American Funds Managed Risk Growth Class P2 Fund
   American Funds Managed Risk Growth-Income Class P1 Fund**
   American Funds Managed Risk Growth-Income Class P2 Fund
   American Funds Managed Risk International Class P1 Fund**
   American Funds Managed Risk International Class P2 Fund
   American Funds Mortgage Class 1 Fund**
   American Funds Mortgage Class 2 Fund
   American Funds New World Class 1 Fund
   American Funds New World Class 2 Fund
   American Funds U.S. Government/AAA-Rated Securities Class 1 Fund

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

   American Funds U.S. Government/AAA-Rated Securities Class 2 Fund Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP American Balanced Allocation Standard Class Fund
   LVIP American Balanced Allocation Service Class Fund
   LVIP American Growth Allocation Standard Class Fund
   LVIP American Growth Allocation Service Class Fund
   LVIP American Income Allocation Standard Class Fund
   LVIP American Income Allocation Service Class Fund
   LVIP American Preservation Standard Class Fund**
   LVIP American Preservation Service Class Fund
   LVIP Managed Risk American Balanced Allocation Standard Class Fund** LVIP Managed Risk American Balanced Allocation Service Class Fund LVIP Managed Risk American Growth Allocation Standard Class Fund** LVIP Managed Risk American Growth Allocation Service Class Fund

*  Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2013

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2012, the American Funds Protected Asset Allocation Class P1 Fund, the American Funds Protected Asset Allocation Class P2 Fund, the LVIP American Preservation Standard Class Fund, the LVIP American Preservation Service Class Fund, the LVIP Protected American Balanced Allocation Standard Class Fund, the LVIP Protected American Balanced Allocation Service Class Fund, the LVIP Protected American Growth Allocation Standard Class Fund and the LVIP Protected American Growth Allocation Service Class Fund became available as investment options for account contract owners.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012.

During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:



American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund  American Funds Managed Risk Growth-Income Class P1 Fund
American Funds Managed Risk Blue Chip Income and Growth Class P2 Fund  American Funds Managed Risk Growth-Income Class P2 Fund
American Funds Managed Risk Growth Class P1 Fund                       American Funds Managed Risk International Class P1 Fund
American Funds Managed Risk Growth Class P2 Fund                       American Funds Managed Risk International Class P2 Fund

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                               NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Protected Asset Allocation Class P1 Fund          American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund          American Funds Managed Risk Asset Allocation Class P2 Fund
LVIP Protected American Balanced Allocation Standard Class Fund  LVIP Managed Risk American Balanced Allocation Standard Class Fund
LVIP Protected American Balanced Allocation Service Class Fund   LVIP Managed Risk American Balanced Allocation Service Class Fund
LVIP Protected American Growth Allocation Standard Class Fund    LVIP Managed Risk American Growth Allocation Standard Class Fund
LVIP Protected American Growth Allocation Service Class Fund     LVIP Managed Risk American Growth Allocation Service Class Fund

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund and the American Funds Global Discovery Class 2 Fund merged into the American Funds Global Growth Class 2 Fund.




2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the fourteen contract types within the Variable
Account:

- American Legacy II at a daily rate of .0036986% to .0076712% (1.35% to 2.80% on an annual basis)
- American Legacy III at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy III (B Class) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy Shareholder's Advantage at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy Shareholder's Advantage (A Class) at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy III Plus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis)
- American Legacy III C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy III View at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)
- American Legacy Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis)
- American Legacy Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)
- American Legacy Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

The Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges for 2013 and 2012 were $165,497,606 and $152,195,697, respectively.

For the Shareholder's Advantage and Shareholder's Advantage (A Class) products a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the year ending December 31, 2013 and 2012, sales charges were $3,843,756 and $3,964,801, respectively.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

3. FINANCIAL HIGHLIGHTS



A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                  MINIMUM   MAXIMUM    MINIMUM    MAXIMUM                                      MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE       FEE        UNIT       UNIT          UNITS                          TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)   RATE(2)    VALUE(3)   VALUE(3)      OUTSTANDING        NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
            2013                    1.35%      2.80%     $  1.95    $ 17.58     89,193,046   $   485,252,024    20.62%     22.38%
            2012                    1.35%      2.80%        1.60      14.49     98,749,959       439,910,158    13.22%     14.87%
            2011                    1.35%      2.80%        1.40      11.41    112,716,926       436,526,423    -0.89%      0.20%
            2010                    1.35%      2.45%        1.40      11.44    126,993,899       490,293,449    10.03%     11.24%
            2009                    1.35%      2.45%        1.27      10.33    143,546,982       500,028,013    21.26%     22.60%
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
            2013                    0.60%      3.20%        1.85      17.86    667,098,515     3,320,651,392    19.80%     22.95%
            2012                    0.60%      3.20%        1.52      14.53    753,396,736     3,009,595,454    12.59%     15.50%
            2011                    0.60%      3.15%        1.33      12.59    864,446,597     2,928,006,499    -1.55%      0.69%
            2010                    0.60%      2.85%        1.34      12.51    982,829,321     3,213,976,463     9.35%     11.83%
            2009                    0.60%      2.85%        1.21      11.19  1,097,921,328     3,100,997,472    20.50%     23.24%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
            2013                    1.35%      2.80%        1.57      19.21     76,382,613       126,731,456    29.58%     31.47%
            2012                    1.35%      2.80%        1.20      14.78     80,006,869       101,300,569    11.02%     12.65%
            2011                    1.35%      2.80%        1.07      10.19     84,097,372        94,168,418    -3.03%     -1.96%
            2010                    1.35%      2.45%        1.09      10.44     85,824,195        97,024,497     9.89%     11.11%
            2009                    1.35%      2.45%        0.98       9.44     87,273,361        88,256,956    25.08%     26.46%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 2
            2013                    0.60%      3.15%        1.50      18.59    582,743,009     2,903,901,272    28.88%     32.20%
            2012                    0.60%      3.15%        1.14      14.39    670,653,180     2,531,736,863    10.35%     13.20%
            2011                    0.60%      3.15%        1.02      11.20    752,767,147     2,447,875,350    -3.69%     -1.50%
            2010                    0.60%      2.85%        1.05      11.37    822,833,022     2,602,592,865     9.17%     11.65%
            2009                    0.60%      2.85%        0.95      10.19    864,409,719     2,250,475,040    24.37%     27.20%
AMERICAN FUNDS BOND CLASS 1
            2013                    1.35%      2.80%        1.33      11.52     86,990,134       169,873,154    -4.60%     -3.20%
            2012                    1.35%      2.80%        1.39      11.97    101,368,837       203,155,738     2.67%      4.17%
            2011                    1.35%      2.80%        1.35      11.53    106,119,662       203,425,366     3.84%      4.98%
            2010                    1.35%      2.45%        1.30      11.03    120,705,653       218,570,790     4.15%      5.30%
            2009                    1.35%      2.45%        1.25      10.52    126,939,431       216,656,095    10.10%     11.31%
AMERICAN FUNDS BOND CLASS 2
            2013                    0.60%      3.20%        1.27      12.54    555,122,769     2,968,525,288    -5.24%     -2.74%
            2012                    0.60%      3.20%        1.33      12.90    615,600,009     3,232,068,483     2.11%      4.74%
            2011                    0.60%      3.15%        1.30      12.32    640,282,264     3,124,159,261     3.12%      5.47%
            2010                    0.60%      2.85%        1.25      11.69    686,974,065     3,071,098,577     3.45%      5.81%
            2009                    0.60%      2.85%        1.21      11.05    676,705,245     2,568,242,872     9.44%     11.93%
AMERICAN FUNDS CASH MANAGEMENT CLASS 1
            2013                    1.35%      2.45%        0.89       9.31     29,540,284        44,924,011    -2.68%     -1.60%
            2012                    1.35%      2.45%        0.91       9.55     34,193,420        52,585,598    -2.59%     -1.51%
            2011                    1.35%      2.45%        0.94       9.79     37,509,363        58,725,181    -2.68%     -1.60%
            2010                    1.35%      2.45%        0.96      10.05     41,196,420        65,197,761    -2.51%     -1.43%
            2009                    1.35%      2.45%        0.99      10.29     50,601,508        81,744,082    -2.52%     -1.44%
AMERICAN FUNDS CASH MANAGEMENT CLASS 2
            2013                    0.60%      3.00%        0.84      10.52    130,733,828       379,488,279    -3.39%     -1.04%
            2012                    0.60%      3.05%        0.87      10.63    150,913,488       442,930,068    -3.44%     -1.04%
            2011                    0.60%      3.05%        0.90      10.75    175,866,721       506,869,936    -3.33%     -1.13%
            2010                    0.60%      2.85%        0.93      10.88    172,388,885       493,126,261    -3.15%     -0.95%
            2009                    0.60%      2.85%        0.96      10.99    230,228,422       625,491,161    -3.13%     -0.93%
AMERICAN FUNDS GLOBAL BALANCED CLASS 2
            2013                    0.60%      3.15%       11.22      12.24     12,811,755       149,909,382     8.75%     11.56%
            2012                    0.60%      3.15%       10.34      11.00     10,846,108       114,725,068     8.92%     11.57%
            2011         5/23/11    0.60%      3.00%        9.49       9.89      7,138,651        68,350,590    -5.98%      4.46%



                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
            2013      1.67%
            2012      2.10%
            2011      2.04%
            2010      2.14%
            2009      2.53%
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
            2013      1.44%
            2012      1.88%
            2011      1.83%
            2010      1.96%
            2009      2.39%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
            2013      2.17%
            2012      2.22%
            2011      1.96%
            2010      1.97%
            2009      2.33%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 2
            2013      1.88%
            2012      1.97%
            2011      1.74%
            2010      1.80%
            2009      2.22%
AMERICAN FUNDS BOND CLASS 1
            2013      1.92%
            2012      2.70%
            2011      3.17%
            2010      3.17%
            2009      3.48%
AMERICAN FUNDS BOND CLASS 2
            2013      1.77%
            2012      2.49%
            2011      3.00%
            2010      3.19%
            2009      3.56%
AMERICAN FUNDS CASH MANAGEMENT CLASS 1
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.23%
AMERICAN FUNDS CASH MANAGEMENT CLASS 2
            2013      0.00%
            2012      0.00%
            2011      0.00%
            2010      0.00%
            2009      0.18%
AMERICAN FUNDS GLOBAL BALANCED CLASS 2
            2013      1.52%
            2012      1.83%
            2011      1.01%


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

3. FINANCIAL HIGHLIGHTS (CONTINUED)




                                  MINIMUM   MAXIMUM    MINIMUM    MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE       FEE        UNIT       UNIT         UNITS                          TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)   RATE(2)    VALUE(3)   VALUE(3)     OUTSTANDING        NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND CLASS 1
            2013                    1.35%      2.80%     $  9.88    $ 13.20     4,025,292   $    52,156,876    -5.10%     -3.71%
            2012                    1.35%      2.80%       10.41      13.71     4,578,553        61,918,719     3.49%      5.00%
            2011                    1.35%      2.80%       12.34      13.06     4,734,453        61,238,268     2.33%      3.46%
            2010                    1.35%      2.45%       12.06      12.62     4,651,660        58,442,910     2.89%      4.03%
            2009                    1.35%      2.45%       11.72      12.13     4,168,471        50,454,206     7.38%      8.56%
AMERICAN FUNDS GLOBAL BOND CLASS 2
            2013                    0.60%      3.15%        9.70      13.68    98,943,256     1,256,005,734    -5.60%     -3.16%
            2012                    0.60%      3.15%       10.27      14.13    97,447,187     1,290,876,603     2.90%      5.56%
            2011                    0.60%      3.15%       10.91      13.38    95,633,666     1,214,990,647     1.60%      3.91%
            2010                    0.60%      2.85%       11.74      12.88    86,839,203     1,075,390,040     2.28%      4.60%
            2009                    0.60%      2.85%       11.48      12.31    65,942,568       788,223,120     6.61%      9.04%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
            2013                    0.00%      0.00%          --         --            --                --     0.00%      0.00%
            2012                    1.35%      2.80%        1.49      14.63     9,439,696        14,654,547    17.49%     19.19%
            2011                    1.35%      2.80%        1.25      11.18     9,402,363        12,208,297    -9.17%     -8.16%
            2010                    1.35%      2.45%        1.37      12.29    10,161,034        14,185,993     7.76%      8.95%
            2009                    1.35%      2.45%        1.26      11.39    11,905,989        15,226,714    48.04%     49.46%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
            2013                    0.00%      0.00%          --         --            --                --     0.00%      0.00%
            2012                    0.60%      3.15%        1.43      15.13    43,872,402       217,448,406    16.79%     19.80%
            2011                    0.60%      3.15%        1.20      12.63    48,310,754       191,619,893    -9.74%     -7.68%
            2010                    0.60%      2.85%        1.32      13.69    50,691,986       203,501,930     7.05%      9.49%
            2009                    0.60%      2.85%        1.22      12.51    54,381,250       179,151,048    46.67%     50.00%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
            2013                    1.35%      2.80%        2.90      18.83    32,130,080       129,387,488    25.94%     27.78%
            2012                    1.35%      2.80%        2.28      14.86    31,894,865       100,623,408    19.68%     21.24%
            2011                    1.35%      2.65%        1.89      12.05    36,708,085        95,331,833   -10.87%     -9.89%
            2010                    1.35%      2.45%        2.10      13.43    42,120,791       120,789,156     9.33%     10.54%
            2009                    1.35%      2.45%        1.91      12.20    47,747,317       123,630,391    39.13%     40.67%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013                    0.60%      3.15%        1.61      21.29   261,612,607     1,895,152,383    25.17%     28.40%
            2012                    0.60%      3.15%        1.26      16.59   266,627,404     1,475,696,771    18.76%     21.83%
            2011                    0.60%      3.15%        1.05      13.62   311,070,151     1,399,094,811   -11.45%     -9.43%
            2010                    0.60%      2.85%        1.17      15.05   349,073,486     1,639,887,128     8.61%     11.08%
            2009                    0.60%      2.85%        1.06      13.55   381,569,108     1,480,117,896    38.31%     41.45%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
            2013                    1.35%      2.80%       13.11      18.18     4,723,502        70,349,498    19.42%     21.16%
            2012                    1.35%      2.80%       10.98      15.14     5,064,268        62,307,272    14.68%     16.35%
            2011                    1.35%      2.80%       10.00      10.63     5,872,802        62,176,980    -6.99%     -5.96%
            2010                    1.35%      2.45%       10.75      11.31     6,598,872        74,367,770     9.31%     10.52%
            2009                    1.35%      2.45%        9.83      10.23     6,575,521        67,137,250    36.72%     38.23%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
            2013                    0.60%      3.20%       12.86      17.53    97,440,354     1,419,443,020    18.68%     21.80%
            2012                    0.60%      3.20%       10.85      14.74   107,449,954     1,296,811,137    13.91%     16.85%
            2011                    0.60%      3.15%        9.51      10.96   121,347,211     1,264,546,339    -7.53%     -5.42%
            2010                    0.60%      2.85%       10.27      11.58   126,470,214     1,405,804,935     8.64%     11.12%
            2009                    0.60%      2.85%        9.45      10.42   121,333,202     1,224,600,877    35.80%     38.89%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
            2013                    1.35%      2.80%        3.27      18.29    24,760,401        95,115,774    25.06%     26.88%
            2012                    1.35%      2.80%        2.60      14.60    27,457,392        83,127,565    15.23%     16.92%
            2011                    1.35%      2.80%        2.25      11.28    32,010,494        82,784,288   -20.91%    -20.03%
            2010                    1.35%      2.45%        2.85      14.17    39,989,782       128,821,405    19.79%     21.11%
            2009                    1.35%      2.45%        2.38      11.75    43,470,602       115,563,974    57.72%     59.47%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013                    0.60%      3.20%        1.85      19.43   127,048,707       951,762,721    24.24%     27.51%
            2012                    0.60%      3.20%        1.47      15.24   142,469,658       836,947,694    14.51%     17.47%
            2011                    0.60%      3.15%        1.26      12.98   162,224,398       788,704,578   -21.42%    -19.63%
            2010                    0.60%      2.85%        1.59      16.16   176,187,611       995,465,563    18.98%     21.68%
            2009                    0.60%      2.85%        1.32      13.29   188,663,763       824,856,660    56.77%     60.33%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND CLASS 1
            2013      0.00%
            2012      2.33%
            2011      3.04%
            2010      3.19%
            2009      1.95%
AMERICAN FUNDS GLOBAL BOND CLASS 2
            2013      0.00%
            2012      2.11%
            2011      2.80%
            2010      3.21%
            2009      1.81%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
            2013      0.43%
            2012      0.78%
            2011      0.59%
            2010      0.71%
            2009      0.87%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
            2013      0.33%
            2012      0.53%
            2011      0.40%
            2010      0.55%
            2009      0.60%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
            2013      1.53%
            2012      1.11%
            2011      1.49%
            2010      1.67%
            2009      1.64%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013      1.29%
            2012      0.87%
            2011      1.30%
            2010      1.51%
            2009      1.42%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
            2013      3.49%
            2012      2.67%
            2011      2.78%
            2010      2.86%
            2009      2.77%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
            2013      3.21%
            2012      2.46%
            2011      2.64%
            2010      2.66%
            2009      2.39%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
            2013      0.89%
            2012      1.57%
            2011      1.54%
            2010      1.93%
            2009      0.47%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013      0.86%
            2012      1.34%
            2011      1.33%
            2010      1.74%
            2009      0.27%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

3. FINANCIAL HIGHLIGHTS (CONTINUED)




                                  MINIMUM   MAXIMUM    MINIMUM    MAXIMUM                                      MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE       FEE        UNIT       UNIT          UNITS                          TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)   RATE(2)    VALUE(3)   VALUE(3)      OUTSTANDING        NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 1
            2013                    1.35%      2.80%     $  2.24    $ 19.80    146,269,342   $ 1,431,110,758    26.84%     28.69%
            2012                    1.35%      2.80%        1.75      15.55    164,124,958     1,250,695,211    14.93%     16.61%
            2011                    1.35%      2.80%        1.51      10.75    191,324,404     1,252,010,276    -6.38%     -5.35%
            2010                    1.35%      2.45%        1.60      11.41    221,733,205     1,534,470,559    16.13%     17.41%
            2009                    1.35%      2.45%        1.37       9.76    256,568,252     1,516,994,452    36.36%     37.87%
AMERICAN FUNDS GROWTH CLASS 2
            2013                    0.60%      3.20%        1.35      19.08    806,081,127     5,681,675,093    26.01%     29.32%
            2012                    0.60%      3.20%        1.05      15.11    935,184,877     5,114,849,903    14.24%     17.19%
            2011                    0.60%      3.15%        0.91      11.93  1,077,732,427     4,985,307,697    -6.97%     -4.85%
            2010                    0.60%      2.85%        0.97      12.54  1,215,517,545     5,741,863,255    15.35%     17.97%
            2009                    0.60%      2.85%        0.83      10.64  1,324,968,001     5,008,217,471    35.49%     38.58%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
            2013                    1.35%      2.80%        1.98      19.25    226,007,027     1,555,315,863    30.12%     32.02%
            2012                    1.35%      2.80%        1.51      14.74    256,753,946     1,340,760,752    14.54%     16.21%
            2011                    1.35%      2.80%        1.30      10.06    296,514,968     1,332,925,252    -3.98%     -2.92%
            2010                    1.35%      2.45%        1.35      10.41    343,984,307     1,594,462,009     9.01%     10.22%
            2009                    1.35%      2.45%        1.23       9.48    397,377,783     1,674,870,030    28.36%     29.78%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013                    0.60%      3.20%        1.81      18.56  1,067,137,263     5,835,969,582    29.30%     32.70%
            2012                    0.60%      3.20%        1.38      14.32  1,237,607,555     5,134,761,299    13.84%     16.78%
            2011                    0.60%      3.15%        1.20      11.03  1,428,639,748     5,021,092,569    -4.59%     -2.42%
            2010                    0.60%      2.85%        1.24      11.31  1,619,100,107     5,642,759,369     8.30%     10.76%
            2009                    0.60%      2.85%        1.14      10.22  1,791,219,226     5,308,353,161    27.55%     30.46%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
            2013                    1.35%      2.80%        2.10      16.04     28,060,086       137,614,991     3.94%      5.46%
            2012                    1.35%      2.80%        2.00      15.37     32,991,611       153,185,695    10.76%     12.38%
            2011                    1.35%      2.80%        1.78      12.65     36,146,395       149,166,319    -0.30%      0.81%
            2010                    1.35%      2.45%        1.78      12.61     41,045,450       167,909,242    12.59%     13.84%
            2009                    1.35%      2.45%        1.57      11.12     46,881,659       168,606,355    36.08%     37.59%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013                    0.60%      3.20%        1.98      16.39    173,163,100     1,008,990,796     3.25%      5.97%
            2012                    0.60%      3.20%        1.89      15.47    204,228,481     1,077,667,771    10.18%     13.02%
            2011                    0.60%      3.15%        1.69      13.70    218,547,227     1,013,611,183    -0.94%      1.31%
            2010                    0.60%      2.85%        1.69      13.53    245,437,238     1,088,547,418    11.84%     14.38%
            2009                    0.60%      2.85%        1.49      11.83    275,777,674     1,016,373,848    35.04%     38.11%
AMERICAN FUNDS INTERNATIONAL CLASS 1
            2013                    1.35%      2.80%        2.36      15.31    114,498,578       618,360,248    18.54%     20.27%
            2012                    1.35%      2.80%        1.97      12.89    130,142,939       585,425,748    14.95%     16.63%
            2011                    1.35%      2.80%        1.70      11.02    151,887,884       586,376,453   -15.85%    -14.92%
            2010                    1.35%      2.45%        2.00      13.01    177,516,050       805,613,387     4.92%      6.08%
            2009                    1.35%      2.45%        1.89      12.32    208,249,270       891,829,837    40.03%     41.58%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013                    0.60%      3.20%        1.32      17.96    297,605,100     1,969,185,849    17.81%     20.91%
            2012                    0.60%      3.20%        1.10      14.86    339,632,103     1,851,271,705    14.25%     17.20%
            2011                    0.60%      3.15%        0.95      12.68    390,578,884     1,782,903,832   -16.39%    -14.48%
            2010                    0.60%      2.85%        1.12      14.84    428,993,006     2,140,984,042     4.22%      6.59%
            2009                    0.60%      2.85%        1.06      13.93    461,563,168     1,977,114,769    39.05%     42.22%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
            2013                    1.35%      2.80%       11.77      19.59        924,685        17,889,461    16.09%     17.79%
            2012                    1.35%      2.80%       10.14      16.63        903,517        14,863,247    13.61%     15.27%
            2011                    1.35%      2.80%       13.94      14.43        987,692        14,148,397   -10.73%     -9.74%
            2010                    1.35%      2.45%       15.62      15.99        933,658        14,903,850     4.64%      5.80%
            2009                    1.35%      2.45%       14.96      15.11        766,112        11,569,850    37.26%     38.50%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
            2013                    0.60%      3.15%       11.55      20.10     13,053,457       247,742,607    15.40%     18.38%
            2012                    0.60%      3.15%       11.18      16.98     13,353,391       216,563,730    13.06%     15.81%
            2011                    0.60%      3.00%       10.67      14.66     13,455,600       190,734,350   -11.28%     -9.26%
            2010                    0.60%      2.85%       15.40      16.16     10,938,199       173,409,710     3.92%      6.28%
            2009                    0.60%      2.85%       14.85      15.20      6,369,824        95,854,382    36.31%     39.20%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 1
            2013      1.16%
            2012      1.03%
            2011      0.84%
            2010      0.93%
            2009      0.86%
AMERICAN FUNDS GROWTH CLASS 2
            2013      0.92%
            2012      0.78%
            2011      0.60%
            2010      0.73%
            2009      0.68%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
            2013      1.56%
            2012      1.80%
            2011      1.72%
            2010      1.65%
            2009      1.78%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013      1.32%
            2012      1.57%
            2011      1.52%
            2010      1.49%
            2009      1.64%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
            2013      6.49%
            2012      7.09%
            2011      7.50%
            2010      7.49%
            2009      7.29%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013      6.46%
            2012      7.10%
            2011      7.43%
            2010      7.61%
            2009      7.34%
AMERICAN FUNDS INTERNATIONAL CLASS 1
            2013      1.57%
            2012      1.67%
            2011      1.89%
            2010      2.20%
            2009      1.72%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013      1.34%
            2012      1.44%
            2011      1.77%
            2010      2.08%
            2009      1.53%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
            2013      2.83%
            2012      2.38%
            2011      2.94%
            2010      2.47%
            2009      2.66%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
            2013      2.49%
            2012      2.18%
            2011      2.99%
            2010      2.48%
            2009      2.39%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

3. FINANCIAL HIGHLIGHTS (CONTINUED)




                                  MINIMUM   MAXIMUM    MINIMUM    MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE       FEE        UNIT       UNIT         UNITS                          TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)   RATE(2)    VALUE(3)   VALUE(3)     OUTSTANDING        NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P2
            2013                    0.60%      3.20%     $ 11.93    $ 12.24    18,022,244   $   218,004,316    17.08%     19.71%
            2012         12/4/12    0.72%      2.95%       10.19      10.22       555,577         5,673,871    -0.55%      1.31%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P2
            2013         5/22/13    0.60%      3.00%       10.78      10.94     1,806,526        19,632,770     0.26%     11.61%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P2
            2013         5/21/13    0.60%      3.00%       10.94      11.11     1,972,645        21,761,625     3.65%     14.97%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P2
            2013         5/22/13    0.60%      3.00%       11.06      11.23     1,440,420        16,067,658     2.75%     15.95%
AMERICAN FUNDS MANAGED RISK INTERNATIONAL CLASS P2
            2013         5/21/13    0.60%      3.15%       10.48      10.66     1,056,247        11,178,416     2.03%     11.17%
AMERICAN FUNDS MORTGAGE CLASS 2
            2013                    0.60%      3.20%        9.61      10.29     4,777,301        47,780,027    -4.77%     -2.26%
            2012                    0.60%      3.20%       10.10      10.53     4,632,975        47,913,016    -0.79%      1.77%
            2011         5/24/11    0.60%      3.15%       10.07      10.35     2,030,374        20,869,098    -0.07%      3.21%
AMERICAN FUNDS NEW WORLD CLASS 1
            2013                    1.35%      2.80%        3.13      19.38    22,654,532        73,811,037     8.58%     10.16%
            2012                    1.35%      2.80%        2.84      17.67    26,600,693        78,560,760    15.04%     16.55%
            2011                    1.35%      2.65%        2.44      15.23    31,413,762        79,263,718   -15.84%    -14.91%
            2010                    1.35%      2.45%        2.87      17.98    36,894,604       108,708,007    15.34%     16.62%
            2009                    1.35%      2.45%        2.47      15.49    38,740,465        97,473,198    46.32%     47.94%
AMERICAN FUNDS NEW WORLD CLASS 2
            2013                    0.60%      3.20%        2.60      22.38   107,295,284       916,701,116     7.87%     10.71%
            2012                    0.60%      3.20%        2.37      20.23   119,823,554       906,773,872    14.17%     17.12%
            2011                    0.60%      3.15%        2.05      17.28   137,993,551       873,050,266   -16.37%    -14.46%
            2010                    0.60%      2.85%        2.42      20.21   152,330,318     1,047,161,279    14.57%     17.17%
            2009                    0.60%      2.85%        2.09      17.26   159,362,517       871,366,069    45.45%     48.76%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
            2013                    1.35%      2.80%        1.17      12.09    47,245,337       136,941,557    -5.56%     -4.18%
            2012                    1.35%      2.80%        1.24      12.67    55,801,874       168,944,399    -0.61%      0.85%
            2011                    1.35%      2.80%        1.24      12.62    61,240,923       183,749,408     5.24%      6.41%
            2010                    1.35%      2.45%        1.18      11.91    68,440,696       191,633,887     3.38%      4.52%
            2009                    1.35%      2.45%        1.14      11.45    77,109,580       206,410,443     0.30%      1.41%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013                    0.60%      3.20%        1.11      12.97   280,079,521     1,718,393,074    -6.13%     -3.66%
            2012                    0.60%      3.20%        1.18      13.47   314,875,289     1,902,374,053    -1.26%      1.29%
            2011                    0.60%      3.15%        1.19      13.31   326,512,739     1,902,410,925     4.55%      6.93%
            2010                    0.60%      2.85%        1.14      12.45   347,957,427     1,866,302,178     2.78%      5.11%
            2009                    0.60%      2.85%        1.10      11.85   334,720,627     1,484,380,268    -0.38%      1.89%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
            2013                    1.35%      2.80%       11.89      13.02     1,570,691        20,277,749    11.80%     13.44%
            2012                    1.35%      2.80%       10.63      11.48     1,485,286        16,933,304     8.50%     10.08%
            2011                    1.35%      2.80%       10.40      10.43       944,482         9,787,588    -1.79%     -1.64%
            2010        11/22/10    1.35%      1.50%       10.59      10.60        67,117           711,357     1.24%      1.43%
LVIP AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013                    0.60%      3.15%       11.63      13.20    58,411,308       742,628,932    11.03%     13.90%
            2012                    0.60%      3.15%       10.48      11.59    58,425,466       659,069,367     7.73%     10.51%
            2011                    0.60%      3.15%       10.16      10.49    43,046,092       444,297,586    -3.38%     -1.23%
            2010        11/16/10    0.60%      2.80%       10.52      10.62     3,338,702        35,282,096     0.40%      3.22%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
            2013                    1.35%      2.65%       12.27      13.46     1,035,726        13,779,890    14.86%     16.36%
            2012                    1.35%      2.65%       10.68      11.57       860,992         9,884,392    10.19%     11.63%
            2011                    1.35%      2.65%       10.36      10.36       773,199         7,974,794    -3.18%     -3.18%
            2010        12/14/10    1.35%      1.35%       10.70      10.70         1,263            13,511     0.84%      0.84%
LVIP AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013                    0.60%      3.15%       11.95      13.65    57,466,644       756,450,763    13.89%     16.83%
            2012                    0.60%      3.15%       10.49      11.68    54,686,701       622,625,052     9.25%     12.07%
            2011                    0.60%      3.15%       10.10      10.42    42,556,399       436,977,287    -4.90%     -2.79%
            2010        11/16/10    0.60%      2.80%       10.62      10.72     2,895,872        30,921,456     0.31%      3.37%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P2
            2013      2.22%
            2012      1.16%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P2
            2013      3.08%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P2
            2013      1.38%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P2
            2013      2.18%
AMERICAN FUNDS MANAGED RISK INTERNATIONAL CLASS P2
            2013      1.85%
AMERICAN FUNDS MORTGAGE CLASS 2
            2013      0.46%
            2012      0.54%
            2011      0.08%
AMERICAN FUNDS NEW WORLD CLASS 1
            2013      1.56%
            2012      1.20%
            2011      1.86%
            2010      1.82%
            2009      1.79%
AMERICAN FUNDS NEW WORLD CLASS 2
            2013      1.35%
            2012      0.99%
            2011      1.70%
            2010      1.63%
            2009      1.53%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
            2013      0.87%
            2012      1.22%
            2011      2.00%
            2010      1.91%
            2009      2.63%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013      0.66%
            2012      1.01%
            2011      1.77%
            2010      1.91%
            2009      2.83%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
            2013      2.12%
            2012      3.33%
            2011      1.13%
            2010      0.00%
LVIP AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013      1.73%
            2012      2.80%
            2011      0.40%
            2010      0.00%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
            2013      2.14%
            2012      2.80%
            2011      0.99%
            2010      0.00%
LVIP AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013      1.66%
            2012      2.70%
            2011      0.33%
            2010      0.00%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

3. FINANCIAL HIGHLIGHTS (CONTINUED)




                                  MINIMUM   MAXIMUM    MINIMUM    MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE       FEE        UNIT       UNIT         UNITS                          TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)   RATE(2)    VALUE(3)   VALUE(3)     OUTSTANDING        NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
            2013                    1.35%      2.45%     $ 11.69    $ 12.14       518,434   $     6,259,891     6.31%      7.49%
            2012                    1.35%      2.45%       11.00      11.29       508,758         5,718,152     6.03%      7.20%
            2011                    1.35%      2.45%       10.51      10.53       273,530         2,869,472     1.33%      1.48%
            2010        11/17/10    1.35%      1.50%       10.37      10.38         6,268            65,069     0.91%      1.27%
LVIP AMERICAN INCOME ALLOCATION SERVICE CLASS
            2013                    0.60%      3.15%       11.01      12.31    16,982,418       201,362,630     5.20%      7.92%
            2012                    0.60%      3.15%       10.46      11.40    17,083,518       189,673,614     4.92%      7.63%
            2011                    0.60%      3.15%        9.97      10.59    12,161,977       126,838,910    -0.68%      1.84%
            2010        11/16/10    0.65%      3.15%       10.04      10.40     1,665,126        17,216,414     0.39%      1.61%
LVIP AMERICAN PRESERVATION SERVICE CLASS
            2013                    0.60%      3.00%        9.51       9.82    16,071,459       155,534,469    -4.30%     -2.02%
            2012         10/1/12    0.60%      2.95%        9.94      10.02     3,121,954        31,164,376    -0.62%      0.05%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013                    0.60%      3.20%       10.95      11.47   117,522,607     1,324,457,743     9.35%     12.23%
            2012          4/2/12    0.60%      3.20%       10.01      10.22    53,678,445       544,461,635     0.21%      6.29%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013                    0.60%      3.20%       11.43      11.97   209,285,255     2,460,915,514    13.41%     16.39%
            2012          4/2/12    0.60%      3.20%       10.08      10.29    74,554,753       760,807,147    -0.09%      7.03%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
            2013      2.06%
            2012      3.81%
            2011      1.28%
            2010      0.00%
LVIP AMERICAN INCOME ALLOCATION SERVICE CLASS
            2013      1.76%
            2012      3.20%
            2011      0.35%
            2010      0.00%
LVIP AMERICAN PRESERVATION SERVICE CLASS
            2013      1.47%
            2012      0.28%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013      1.86%
            2012      2.61%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013      1.57%
            2012      2.38%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.


4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                      AGGREGATE         AGGREGATE
                                                                                                      COST OF           PROCEEDS
SUBACCOUNT                                                                                            PURCHASES         FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                                            $      9,341,857  $    56,302,180
American Funds Asset Allocation Class 2                                                                  54,276,378      371,074,630
American Funds Blue Chip Income and Growth Class 1                                                       11,197,718       15,890,644
American Funds Blue Chip Income and Growth Class 2                                                       52,926,833      404,095,443
American Funds Bond Class 1                                                                               7,323,176       31,297,066

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)




                                                                                                      AGGREGATE         AGGREGATE
                                                                                                      COST OF           PROCEEDS
SUBACCOUNT                                                                                            PURCHASES         FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Class 2                                                                        $    164,935,796  $   268,510,268
American Funds Cash Management Class 1                                                                   22,214,755       29,534,055
American Funds Cash Management Class 2                                                                  192,449,324      256,070,706
American Funds Global Balanced Class 2                                                                   35,111,820       12,047,601
American Funds Global Bond Class 1                                                                        3,130,827       10,618,015
American Funds Global Bond Class 2                                                                       78,597,300       63,725,745
American Funds Global Discovery Class 1                                                                   2,754,723       19,129,007
American Funds Global Discovery Class 2                                                                  17,486,808      260,256,545
American Funds Global Growth Class 1                                                                     20,683,965       19,580,430
American Funds Global Growth Class 2                                                                    283,024,405      270,313,016
American Funds Global Growth and Income Class 1                                                           5,107,421        8,433,865
American Funds Global Growth and Income Class 2                                                          72,371,122      180,603,367
American Funds Global Small Capitalization Class 1                                                        7,468,430       17,431,983
American Funds Global Small Capitalization Class 2                                                       22,552,106      123,464,628
American Funds Growth Class 1                                                                            17,451,541      176,707,332
American Funds Growth Class 2                                                                            46,743,047      847,204,670
American Funds Growth-Income Class 1                                                                     21,488,168      205,199,567
American Funds Growth-Income Class 2                                                                     68,006,975      875,139,470
American Funds High-Income Bond Class 1                                                                  11,047,328       26,916,753
American Funds High-Income Bond Class 2                                                                 110,539,081      188,961,417
American Funds International Class 1                                                                      8,810,345       84,613,695
American Funds International Class 2                                                                     32,974,386      261,886,456
American Funds International Growth and Income Class 1                                                    3,777,921        2,896,193
American Funds International Growth and Income Class 2                                                   31,179,681       29,588,854
American Funds Managed Risk Asset Allocation Class P2                                                   198,452,082        1,959,506
American Funds Managed Risk Blue Chip Income and Growth Class P2                                         18,804,352          281,355
American Funds Managed Risk Growth Class P2                                                              21,806,533        1,323,794
American Funds Managed Risk Growth-Income Class P2                                                       15,208,209          219,132
American Funds Managed Risk International Class P2                                                       10,809,509          200,573
American Funds Mortgage Class 2                                                                          10,784,274        9,680,291
American Funds New World Class 1                                                                          3,584,434       14,962,382
American Funds New World Class 2                                                                         51,105,889      119,422,564
American Funds U.S. Government/AAA-Rated Securities Class 1                                               8,825,852       31,134,343
American Funds U.S. Government/AAA-Rated Securities Class 2                                             110,736,003      177,783,623
LVIP American Balanced Allocation Standard Class                                                          5,521,781        4,147,168
LVIP American Balanced Allocation Service Class                                                          67,349,933       63,602,872
LVIP American Growth Allocation Standard Class                                                            4,230,939        1,955,656
LVIP American Growth Allocation Service Class                                                            83,687,919       45,036,072
LVIP American Income Allocation Standard Class                                                            2,020,892        1,866,619
LVIP American Income Allocation Service Class                                                            31,721,855       33,942,893
LVIP American Preservation Service Class                                                                141,391,542       13,203,773
LVIP Managed Risk American Balanced Allocation Service Class                                            731,691,094       19,819,396
LVIP Managed Risk American Growth Allocation Service Class                                            1,519,113,958        3,577,319


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                         NET
                                                                            SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                  OWNED        VALUE      OF SHARES        COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                     21,579,739  $ 22.49  $    485,328,330  $     309,846,868
American Funds Asset Allocation Class 2                                    148,736,007    22.33     3,321,275,033      2,412,509,062
American Funds Blue Chip Income and Growth Class 1                           9,661,236    13.12       126,755,418         91,289,286
American Funds Blue Chip Income and Growth Class 2                         223,207,707    13.02     2,906,164,343      2,127,845,293
American Funds Bond Class 1                                                 15,840,504    10.73       169,968,607        168,494,536
American Funds Bond Class 2                                                279,897,320    10.61     2,969,710,565      2,997,449,744
American Funds Cash Management Class 1                                       4,008,694    11.31        45,338,334         45,571,713
American Funds Cash Management Class 2                                      33,971,685    11.12       377,765,138        379,890,177
American Funds Global Balanced Class 2                                      13,205,616    11.35       149,883,745        132,848,091

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

5. INVESTMENTS (CONTINUED)




                                                                                              NET
                                                                                 SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                       OWNED        VALUE      OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Bond Class 1                                                4,397,914  $ 11.88  $     52,247,220
American Funds Global Bond Class 2                                              106,292,091    11.81     1,255,309,595
American Funds Global Growth Class 1                                              4,297,298    30.11       129,391,631
American Funds Global Growth Class 2                                             63,399,744    29.92     1,896,920,333
American Funds Global Growth and Income Class 1                                   5,610,282    12.53        70,296,831
American Funds Global Growth and Income Class 2                                 113,482,839    12.51     1,419,670,318
American Funds Global Small Capitalization Class 1                                3,702,797    25.69        95,124,852
American Funds Global Small Capitalization Class 2                               37,698,725    25.25       951,892,803
American Funds Growth Class 1                                                    18,229,892    78.54     1,431,775,697
American Funds Growth Class 2                                                    72,947,947    77.94     5,685,563,006
American Funds Growth-Income Class 1                                             30,677,227    50.72     1,555,948,946
American Funds Growth-Income Class 2                                            115,882,847    50.40     5,840,495,502
American Funds High-Income Bond Class 1                                          12,365,199    11.13       137,624,660
American Funds High-Income Bond Class 2                                          91,742,909    10.99     1,008,254,562
American Funds International Class 1                                             29,137,116    21.22       618,289,604
American Funds International Class 2                                             93,166,651    21.15     1,970,474,655
American Funds International Growth and Income Class 1                            1,023,468    17.48        17,890,227
American Funds International Growth and Income Class 2                           14,215,128    17.43       247,769,677
American Funds Managed Risk Asset Allocation Class P2                            18,107,620    11.93       216,023,906
American Funds Managed Risk Blue Chip Income and Growth Class P2                  1,768,711    11.05        19,544,252
American Funds Managed Risk Growth Class P2                                       1,893,142    11.43        21,638,619
American Funds Managed Risk Growth-Income Class P2                                1,392,559    11.50        16,014,423
American Funds Managed Risk International Class P2                                1,025,136    10.82        11,091,969
American Funds Mortgage Class 2                                                   4,679,283    10.22        47,822,269
American Funds New World Class 1                                                  2,943,106    25.08        73,813,095
American Funds New World Class 2                                                 36,857,324    24.88       917,010,222
American Funds U.S. Government/AAA-Rated Securities Class 1                      11,469,484    11.94       136,945,638
American Funds U.S. Government/AAA-Rated Securities Class 2                     145,246,537    11.83     1,718,266,532
LVIP American Balanced Allocation Standard Class                                  1,593,497    12.82        20,428,637
LVIP American Balanced Allocation Service Class                                  58,055,926    12.82       744,160,854
LVIP American Growth Allocation Standard Class                                    1,036,363    13.30        13,780,514
LVIP American Growth Allocation Service Class                                    57,025,627    13.30       758,155,712
LVIP American Income Allocation Standard Class                                      524,432    11.94         6,260,149
LVIP American Income Allocation Service Class                                    16,748,367    11.93       199,875,008
LVIP American Preservation Service Class                                         15,982,339     9.79       156,451,112
LVIP Managed Risk American Balanced Allocation Service Class                    119,628,741    11.07     1,323,692,019
LVIP Managed Risk American Growth Allocation Service Class                      210,924,817    11.65     2,456,641,346





SUBACCOUNT                                                                      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Bond Class 1                                            $      51,372,853
American Funds Global Bond Class 2                                                1,238,979,195
American Funds Global Growth Class 1                                                 81,335,808
American Funds Global Growth Class 2                                              1,302,000,502
American Funds Global Growth and Income Class 1                                      56,997,281
American Funds Global Growth and Income Class 2                                   1,149,980,923
American Funds Global Small Capitalization Class 1                                   68,684,695
American Funds Global Small Capitalization Class 2                                  732,918,254
American Funds Growth Class 1                                                       859,867,065
American Funds Growth Class 2                                                     3,903,242,044
American Funds Growth-Income Class 1                                                970,965,242
American Funds Growth-Income Class 2                                              4,120,911,929
American Funds High-Income Bond Class 1                                             141,326,186
American Funds High-Income Bond Class 2                                           1,016,368,182
American Funds International Class 1                                                456,915,678
American Funds International Class 2                                              1,629,211,868
American Funds International Growth and Income Class 1                               15,215,583
American Funds International Growth and Income Class 2                              207,786,974
American Funds Managed Risk Asset Allocation Class P2                               202,712,851
American Funds Managed Risk Blue Chip Income and Growth Class P2                     18,580,541
American Funds Managed Risk Growth Class P2                                          20,566,908
American Funds Managed Risk Growth-Income Class P2                                   15,049,166
American Funds Managed Risk International Class P2                                   10,632,207
American Funds Mortgage Class 2                                                      48,745,928
American Funds New World Class 1                                                     54,973,213
American Funds New World Class 2                                                    714,009,437
American Funds U.S. Government/AAA-Rated Securities Class 1                         138,984,258
American Funds U.S. Government/AAA-Rated Securities Class 2                       1,793,659,513
LVIP American Balanced Allocation Standard Class                                     18,059,636
LVIP American Balanced Allocation Service Class                                     642,819,664
LVIP American Growth Allocation Standard Class                                       11,925,060
LVIP American Growth Allocation Service Class                                       636,747,794
LVIP American Income Allocation Standard Class                                        5,834,213
LVIP American Income Allocation Service Class                                       184,074,750
LVIP American Preservation Service Class                                            158,413,406
LVIP Managed Risk American Balanced Allocation Service Class                      1,251,787,008
LVIP Managed Risk American Growth Allocation Service Class                        2,262,201,083


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                           UNITS       UNITS          NET INCREASE
SUBACCOUNT                                                                                 ISSUED      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                                      598,144    (10,155,057)     (9,556,913)
American Funds Asset Allocation Class 2                                                    1,610,207    (87,908,428)    (86,298,221)
American Funds Blue Chip Income and Growth Class 1                                         6,751,823    (10,376,079)     (3,624,256)
American Funds Blue Chip Income and Growth Class 2                                         1,480,533    (89,390,704)    (87,910,171)
American Funds Bond Class 1                                                                1,181,123    (15,559,826)    (14,378,703)
American Funds Bond Class 2                                                                8,091,864    (68,569,104)    (60,477,240)
American Funds Cash Management Class 1                                                    14,531,268    (19,184,404)     (4,653,136)
American Funds Cash Management Class 2                                                    79,224,245    (99,403,905)    (20,179,660)
American Funds Global Balanced Class 2                                                     3,007,057     (1,041,410)      1,965,647
American Funds Global Bond Class 1                                                           219,576       (772,837)       (553,261)
American Funds Global Bond Class 2                                                         5,823,552     (4,327,483)      1,496,069
American Funds Global Discovery Class 1                                                    1,213,835    (10,653,531)     (9,439,696)
American Funds Global Discovery Class 2                                                    1,101,112    (44,973,514)    (43,872,402)
American Funds Global Growth Class 1                                                       5,504,062     (5,268,847)        235,215
American Funds Global Growth Class 2                                                      34,727,544    (39,742,341)     (5,014,797)
American Funds Global Growth and Income Class 1                                              235,494       (576,260)       (340,766)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)




                                                                                        UNITS         UNITS           NET INCREASE
SUBACCOUNT                                                                              ISSUED        REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income Class 2                                         2,491,113      (12,500,713)     (10,009,600)
American Funds Global Small Capitalization Class 1                                      2,046,571       (4,743,562)      (2,696,991)
American Funds Global Small Capitalization Class 2                                      2,258,805      (17,679,756)     (15,420,951)
American Funds Growth Class 1                                                             375,085      (18,230,701)     (17,855,616)
American Funds Growth Class 2                                                             595,052     (129,698,802)    (129,103,750)
American Funds Growth-Income Class 1                                                       19,043      (30,765,962)     (30,746,919)
American Funds Growth-Income Class 2                                                      546,040     (171,016,332)    (170,470,292)
American Funds High-Income Bond Class 1                                                   519,285       (5,450,810)      (4,931,525)
American Funds High-Income Bond Class 2                                                 8,605,531      (39,670,912)     (31,065,381)
American Funds International Class 1                                                       60,228      (15,704,589)     (15,644,361)
American Funds International Class 2                                                    1,307,444      (43,334,447)     (42,027,003)
American Funds International Growth and Income Class 1                                    174,076         (152,908)          21,168
American Funds International Growth and Income Class 2                                  1,256,933       (1,556,867)        (299,934)
American Funds Managed Risk Asset Allocation Class P2                                  17,635,723         (169,056)      17,466,667
American Funds Managed Risk Blue Chip Income and Growth Class P2                        1,833,339          (26,813)       1,806,526
American Funds Managed Risk Growth Class P2                                             2,099,504         (126,859)       1,972,645
American Funds Managed Risk Growth-Income Class P2                                      1,460,536          (20,116)       1,440,420
American Funds Managed Risk International Class P2                                      1,076,522          (20,275)       1,056,247
American Funds Mortgage Class 2                                                         1,086,404         (942,078)         144,326
American Funds New World Class 1                                                          840,455       (4,786,616)      (3,946,161)
American Funds New World Class 2                                                        4,454,156      (16,982,426)     (12,528,270)
American Funds U.S. Government/AAA-Rated Securities Class 1                             1,440,215       (9,996,752)      (8,556,537)
American Funds U.S. Government/AAA-Rated Securities Class 2                             8,526,588      (43,322,356)     (34,795,768)
LVIP American Balanced Allocation Standard Class                                          423,854         (338,449)          85,405
LVIP American Balanced Allocation Service Class                                         4,808,261       (4,822,419)         (14,158)
LVIP American Growth Allocation Standard Class                                            319,778         (145,044)         174,734
LVIP American Growth Allocation Service Class                                           6,231,428       (3,451,485)       2,779,943
LVIP American Income Allocation Standard Class                                            163,615         (153,939)           9,676
LVIP American Income Allocation Service Class                                           2,779,606       (2,880,706)        (101,100)
LVIP American Preservation Service Class                                               14,364,038       (1,414,533)      12,949,505
LVIP Managed Risk American Balanced Allocation Service Class                           65,619,312       (1,775,150)      63,844,162
LVIP Managed Risk American Growth Allocation Service Class                            135,047,809         (317,307)     134,730,502

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                         UNITS        UNITS           NET INCREASE
SUBACCOUNT                                                                               ISSUED       REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 1                                                   675,920      (14,642,887)     (13,966,967)
American Funds Asset Allocation Class 2                                                   728,508     (111,778,369)    (111,049,861)
American Funds Blue Chip Income and Growth Class 1                                      7,389,118      (11,479,621)      (4,090,503)
American Funds Blue Chip Income and Growth Class 2                                      7,588,574      (89,702,541)     (82,113,967)
American Funds Bond Class 1                                                             5,656,734      (10,407,559)      (4,750,825)
American Funds Bond Class 2                                                            23,370,212      (48,052,467)     (24,682,255)
American Funds Cash Management Class 1                                                 14,945,216      (18,261,159)      (3,315,943)
American Funds Cash Management Class 2                                                 54,264,018      (79,217,251)     (24,953,233)
American Funds Global Balanced Class 2                                                  4,526,092         (818,635)       3,707,457
American Funds Global Bond Class 1                                                        423,269         (579,169)        (155,900)
American Funds Global Bond Class 2                                                      9,541,597       (7,728,076)       1,813,521
American Funds Global Discovery Class 1                                                 2,656,957       (2,619,624)          37,333
American Funds Global Discovery Class 2                                                 3,466,451       (7,904,803)      (4,438,352)
American Funds Global Growth Class 1                                                      896,928       (5,710,148)      (4,813,220)
American Funds Global Growth Class 2                                                      928,006      (45,370,753)     (44,442,747)
American Funds Global Growth and Income Class 1                                           149,675         (958,209)        (808,534)
American Funds Global Growth and Income Class 2                                         2,156,722      (16,053,979)     (13,897,257)
American Funds Global Small Capitalization Class 1                                      1,306,252       (5,859,354)      (4,553,102)
American Funds Global Small Capitalization Class 2                                      2,573,495      (22,328,235)     (19,754,740)
American Funds Growth Class 1                                                             128,088      (27,327,534)     (27,199,446)
American Funds Growth Class 2                                                           1,821,367     (144,368,917)    (142,547,550)
American Funds Growth-Income Class 1                                                       63,177      (39,824,199)     (39,761,022)
American Funds Growth-Income Class 2                                                    1,831,343     (192,863,536)    (191,032,193)
American Funds High-Income Bond Class 1                                                 1,219,417       (4,374,201)      (3,154,784)
American Funds High-Income Bond Class 2                                                14,560,235      (28,878,981)     (14,318,746)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)




                                                                                            UNITS      UNITS          NET INCREASE
SUBACCOUNT                                                                                  ISSUED     REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds International Class 1                                                           3,729    (21,748,674)    (21,744,945)
American Funds International Class 2                                                       2,698,153    (53,644,934)    (50,946,781)
American Funds International Growth and Income Class 1                                       142,922       (227,097)        (84,175)
American Funds International Growth and Income Class 2                                     1,428,102     (1,530,311)       (102,209)
American Funds Mortgage Class 2                                                            2,827,507       (224,906)      2,602,601
American Funds New World Class 1                                                           1,183,421     (5,996,490)     (4,813,069)
American Funds New World Class 2                                                           2,688,164    (20,858,161)    (18,169,997)
American Funds Managed Risk Asset Allocation Class P2                                        555,755           (178)        555,577
American Funds U.S. Government/AAA-Rated Securities Class 1                                2,756,750     (8,195,799)     (5,439,049)
American Funds U.S. Government/AAA-Rated Securities Class 2                               20,889,989    (32,527,439)    (11,637,450)
LVIP American Balanced Allocation Standard Class                                             799,557       (258,753)        540,804
LVIP American Balanced Allocation Service Class                                           18,922,268     (3,542,894)     15,379,374
LVIP American Growth Allocation Standard Class                                               265,740       (177,947)         87,793
LVIP American Growth Allocation Service Class                                             14,725,748     (2,595,446)     12,130,302
LVIP American Income Allocation Standard Class                                               309,560        (74,332)        235,228
LVIP American Income Allocation Service Class                                              6,544,509     (1,622,968)      4,921,541
LVIP American Preservation Service Class                                                   3,130,005         (8,051)      3,121,954
LVIP Managed Risk American Balanced Allocation Standard Class                                124,317       (124,317)             --
LVIP Managed Risk American Balanced Allocation Service Class                              53,701,754        (23,309)     53,678,445
LVIP Managed Risk American Growth Allocation Standard Class                                  101,691       (101,691)             --
LVIP Managed Risk American Growth Allocation Service Class                                74,554,753             --      74,554,753


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statements of assets and liabilities of Lincoln National Variable Annuity Account H ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account H at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.




/s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
April 1, 2014

                                     PART A

The prospectuses for the American Legacy III and American Legacy III B Class variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 49 (File No. 333-18419) filed on April 2, 2013.

                                     PART B

The Statement of Additional Information for the American Legacy III and American Legacy III B Class variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 49 (File No. 333-18419) filed on April 2, 2013.

                  Lincoln National Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 49 (File No. 333-18419) filed on April 2, 2013.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013
     Statement of Operations - Year ended December 31, 2013
     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012
     Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2013 and 2012 Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011
     Notes to Consolidated Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None

(3)(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

   (b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective
     Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

   (b) Amendment No. 1 effective July 1, 1997 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (c) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (d) Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28,
   2000.

   (e) Amendment No. 1 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (f) Amendment No. 2 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (g) Amendment No. 3 to Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-18419) filed on March 28, 2000.

   (h) Amendment No. 4 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (i) Amendment No. 5 to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (j) Amendment No. 6 (EEB Rider) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-18419) filed on April 12, 2001.

   (k) Amendment No. 7 (I4L-Q) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.


   (l) Amendment No. 8 (I4L-NQ) to Variable Annuity Contract and Variable Annuity Contract - version A incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.


   (m) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333-18419) filed on October 11, 2002.

   (n) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on October 11, 2002.

   (o) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22,
   2003.

   (p) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22,
   2003.

   (q) Roth IRA Endorsement (5035-RB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (r) Contract Benefit Data (I4L-CB) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (s) Contract Benefit Data (I4L-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (t) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) i4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (v) i4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (w) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (x) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (y) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (z) Estate Enhancement Death Benefit (EEB) Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (aa) Enhanced Guaranteed Minimum Death Benefit (EGMDB) Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (bb) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (cc) i4L Q PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

   (dd) i4L NQ PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-18419) filed on April 8, 2004.

   (ee) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (ff) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (gg) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (hh) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ii) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No.12 (File No. 333-35784) filed on June 20, 2005.

   (jj) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (kk) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ll) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (mm) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (nn) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (oo) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (pp) Variable Annuity Payment Option Rider I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (qq) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-18419) filed on December
   21, 2006.

   (rr) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-18419) filed on April 10, 2007.

   (ss) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-18419) filed on April 10, 2007.

   (tt) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (uu) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (vv) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ww) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (xx) Section 403(b) Annuity Endorsement (32581-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (yy) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

   (zz) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (aaa) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (bbb) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28,
2010.

   (ccc) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (ddd) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (eee) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (fff) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (ggg) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (hhh) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
   22, 2010.

   (iii) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
22, 2010.

   (jjj) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (kkk) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment
No. 2 (File No. 333-170695) filed January 30, 2012.

   (lll) Guaranteed Income Later Rider (4LATER Advantage Protected Funds) (AR-547 3-12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

   (mmm) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5) Application (AL3B 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-18419) filed on April 10, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on
   April 7, 2010.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

     (i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on December 18, 2007.

     (b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Director of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-18419) filed on August 9, 2013.

(11) Not applicable

(12) Not applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Charles A. Brawley, III**     Vice President and Secretary
Ellen Cooper**                Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**             President and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 334,903 contract owners under Account H.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -------------------------------------------------------------
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Elizabeth M. O'Brien*       Director
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103


     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.


      Lincoln National Variable Annuity Account H (Registrant)
      American Legacy III
      American Legacy III B Class
      By:   /s/ Kimberly A. Genovese
            ------------------------------------
            Kimberly A.Genovese
            Assistant Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.

Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Executive Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ Kimberly A.Genovese     Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A.Genovese